Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Entity Registrant Name	SUPERFUND GREEN, L.P.
Entity Central Index Key	0001168990
Entity Filer Category	Smaller Reporting Company

Statements of Assets and Liabilities (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
U.S. Government securities, at fair value (amortized cost)		$ 17,650,000	$ 38,347,223
Due from brokers	27,400,276	46,453,083	49,302,554
Unrealized appreciation on open forward contracts	199,662	372,011	865,855
Futures contracts sold		923,781
Futures contracts purchased		114,873	8,737,815
Cash	18,787,149	989,356	2,069,942
Total assets	46,387,087	66,503,104	99,323,389
LIABILITIES
Unrealized depreciation on open forward contracts	174,721	243,000	198,269
Futures contracts purchased	131,196
Futures contracts sold	1,193,811		1,410,287
Subscriptions received in advance		154,700	1,180,791
Redemptions payable	1,206,082	2,046,267	3,004,972
Management fee payable	69,347	213,322	148,834
Fees payable	98,780	416,117	314,765
Total liabilities	2,873,937	3,073,406	6,257,918
NET ASSETS	43,513,150	63,429,698	93,065,471
SERIES A
ASSETS
U.S. Government securities, at fair value (amortized cost)		8,300,000	16,066,728
Due from brokers	11,708,803	22,845,252	20,354,921
Unrealized appreciation on open forward contracts	74,894	129,634	280,718
Futures contracts sold		349,440
Futures contracts purchased		42,325	2,839,432
Cash	10,038,365	333,206	770,535
Total assets	21,822,062	31,999,857	40,312,334
LIABILITIES
Unrealized depreciation on open forward contracts	56,398	87,311	57,275
Futures contracts purchased	15,846
Futures contracts sold	456,586		445,767
Subscriptions received in advance		64,000	259,196
Redemptions payable	552,789	674,637	806,835
Management fee payable	32,898	101,476	60,901
Fees payable	45,729	194,547	125,422
Total liabilities	1,160,246	1,121,971	1,755,396
NET ASSETS	20,661,816	30,877,886	38,556,938
Number of Units	17,036.293	23,634.331	24,863.954
Net asset value per Unit	$ 1,212.81	$ 1,306.48	$ 1,550.72
SERIES B
ASSETS
U.S. Government securities, at fair value (amortized cost)		9,350,000	22,280,495
Due from brokers	15,691,473	23,607,831	28,947,633
Unrealized appreciation on open forward contracts	124,768	242,377	585,137
Futures contracts sold		574,341
Futures contracts purchased		72,548	5,898,383
Cash	8,748,784	656,150	1,299,407
Total assets	24,565,025	34,503,247	59,011,055
LIABILITIES
Unrealized depreciation on open forward contracts	118,323	155,689	140,994
Futures contracts purchased	115,350
Futures contracts sold	737,225		964,520
Subscriptions received in advance		90,700	921,595
Redemptions payable	653,293	1,371,630	2,198,137
Management fee payable	36,449	111,846	87,933
Fees payable	53,051	221,570	189,343
Total liabilities	1,713,691	1,951,435	4,502,522
NET ASSETS	$ 22,851,334	$ 32,551,812	$ 54,508,533
Number of Units	18,202.131	23,394.345	30,734.73
Net asset value per Unit	$ 1,255.42	$ 1,391.44	$ 1,773.52

Statements of Assets and Liabilities (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
U.S. Government securities, amortized cost	$ 17,650,000	$ 38,347,223
Due from brokers, Reserve		866,676
SERIES A
U.S. Government securities, amortized cost	8,300,000	16,066,728
Due from brokers, Reserve		337,063
SERIES B
U.S. Government securities, amortized cost	9,350,000	22,280,495
Due from brokers, Reserve		$ 529,613

Condensed Schedule of Investments (USD $)	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.20%		0.70%
Fair Value	$ 24,941		$ 129,011		$ 667,586
Future
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(3.00%)		1.60%		7.90%
Fair Value	(1,325,007)		1,038,654		7,327,528
Unrealized appreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.60%		0.90%
Fair Value	199,662		372,011		865,855
Unrealized appreciation on open forward contracts | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.60%		0.90%
Fair Value	199,662		372,011		865,855
Unrealized depreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)		(0.40%)		(0.20%)
Fair Value	(174,721)		(243,000)		(198,269)
Unrealized depreciation on open forward contracts | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)		(0.40%)		(0.20%)
Fair Value	(174,721)		(243,000)		(198,269)
Futures contracts purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		0.20%		9.40%
Fair Value	(131,196)		114,873		8,737,815
Futures contracts purchased | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.10%)		0.30%		2.60%
Fair Value	(495,973)		191,648		2,392,982
Futures contracts purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%		(0.20%)		0.70%
Fair Value	142,627		(135,434)		695,307
Futures contracts purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		0.10%		0.60%
Fair Value	340,447		32,139		528,488
Futures contracts purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		0.10%		1.00%
Fair Value	70,500		60,876		900,409
Futures contracts purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.30%)		0.10%		0.50%
Fair Value	(989,314)		45,373		423,138
Futures contracts purchased | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%				0.40%
Fair Value	116,832				340,160
Futures contracts purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.60%		(0.10%)		3.70%
Fair Value	683,685		(79,729)		3,457,331
Futures contracts purchased | 2 Years U.S Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			8,297
Futures contracts purchased | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			23,842
Futures contracts sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.70%)		1.50%		(1.50%)	[1]
Fair Value	(1,193,811)		923,781		(1,410,287)
Futures contracts sold | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.40%		0.10%
Fair Value	34,449		244,336		114,862
Futures contracts sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)		0.30%		(0.10%)
Fair Value	(157,420)		178,160		(102,401)
Futures contracts sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]			(0.10%)
Fair Value	(16,315)				(83,833)
Futures contracts sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.20%)		0.10%
Fair Value	(105,730)		35,521
Futures contracts sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.20%		0.10%
Fair Value	(703)		98,142		53,323
Futures contracts sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.80%)		0.00%	[1]
Fair Value	(341,105)		21,080
Futures contracts sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.40%)		0.50%		(1.50%)
Fair Value	(606,987)		346,542		(1,392,238)
Futures and forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(3.00%)		1.80%		8.60%
Fair Value	(1,300,066)		1,167,665		7,995,114
Futures and forward contracts | AUSTRALIA
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%		0.00%	[1]
Fair Value	24,889		43,954		30,575
Futures and forward contracts | CANADA
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]			0.20%
Fair Value	(18,959)				229,304
Futures and forward contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.50%		0.40%
Fair Value	(18,506)		305,388		369,324
Futures and forward contracts | UNITED KINGDOM
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.10%		0.30%
Fair Value	155,652		39,646		255,318
Futures and forward contracts | JAPAN
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.40%		1.70%
Fair Value	(24,307)		251,264		1,536,949
Futures and forward contracts | UNITED STATES
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.00%)		0.80%		4.10%
Fair Value	(882,948)		480,241		3,853,276
Futures and forward contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.20%)		0.10%		1.90%
Fair Value	(535,887)		47,172		1,720,368
United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value			17,650,000		38,355,000
Percentage of Net Assets			27.80%		41.20%
Fair Value			17,650,000		38,347,223
SERIES A | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%		0.60%
Fair Value	18,496		42,323		223,443
SERIES A | Future
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.20%)		1.20%		6.20%
Fair Value	(472,432)		391,765		2,393,665
SERIES A | Unrealized appreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.40%		0.70%
Fair Value	74,894		129,634		280,718
SERIES A | Unrealized appreciation on open forward contracts | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.40%		0.70%
Fair Value	74,894		129,634		280,718
SERIES A | Unrealized depreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		(0.30%)		(0.10%)
Fair Value	(56,398)		(87,311)		(57,275)
SERIES A | Unrealized depreciation on open forward contracts | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		(0.30%)		(0.10%)
Fair Value	(56,398)		(87,311)		(57,275)
SERIES A | Futures contracts purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.10%		7.40%
Fair Value	(15,846)		42,325		2,839,432
SERIES A | Futures contracts purchased | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.90%)		0.20%		2.00%
Fair Value	(188,058)		74,826		786,137
SERIES A | Futures contracts purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		(0.20%)		0.50%
Fair Value	42,455		(53,540)		210,169
SERIES A | Futures contracts purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		0.00%	[1]	0.50%
Fair Value	125,967		9,382		179,475
SERIES A | Futures contracts purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%		0.80%
Fair Value	21,000		24,213		289,469
SERIES A | Futures contracts purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.60%)		0.10%		0.30%
Fair Value	(326,829)		16,419		125,631
SERIES A | Futures contracts purchased | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%				0.30%
Fair Value	44,619				109,620
SERIES A | Futures contracts purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.30%		(0.10%)		3.00%
Fair Value	265,000		(28,975)		1,138,931
SERIES A | Futures contracts purchased | 2 Years U.S Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			3,156
SERIES A | Futures contracts purchased | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			6,226
SERIES A | Futures contracts sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.10%)		1.10%		(1.20%)
Fair Value	(456,586)		349,440		(445,767)
SERIES A | Futures contracts sold | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.30%		0.10%
Fair Value	13,381		93,543		38,756
SERIES A | Futures contracts sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		0.20%		(0.10%)
Fair Value	(63,280)		65,240		(30,790)
SERIES A | Futures contracts sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]			(0.10%)
Fair Value	(6,531)				(32,675)
SERIES A | Futures contracts sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.20%)		0.00%	[1]
Fair Value	(37,229)		12,966
SERIES A | Futures contracts sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.10%		0.10%
Fair Value	(664)		42,193		23,130
SERIES A | Futures contracts sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.60%)		0.00%	[1]
Fair Value	(127,738)		8,280
SERIES A | Futures contracts sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.10%)		0.40%		(1.20%)
Fair Value	(234,525)		127,218		(444,188)
SERIES A | Futures and forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.10%)		1.20%		6.80%
Fair Value	(453,936)		434,088		2,617,108
SERIES A | Futures and forward contracts | AUSTRALIA
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.10%		0.10%
Fair Value	9,685		17,684		8,946
SERIES A | Futures and forward contracts | CANADA
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]			0.20%
Fair Value	(7,121)				72,644
SERIES A | Futures and forward contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.30%		0.30%
Fair Value	(6,173)		114,090		127,982
SERIES A | Futures and forward contracts | UNITED KINGDOM
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%		0.10%		0.20%
Fair Value	65,056		16,951		84,669
SERIES A | Futures and forward contracts | JAPAN
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.20%		1.30%
Fair Value	(13,353)		89,702		503,875
SERIES A | Futures and forward contracts | UNITED STATES
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.60%)		0.50%		3.30%
Fair Value	(327,655)		181,301		1,263,872
SERIES A | Futures and forward contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.70%)		0.10%		1.40%
Fair Value	(174,375)		14,360		555,120
SERIES A | United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value			8,300,000		16,070,000
Percentage of Net Assets			26.90%		41.70%
Fair Value			8,300,000		16,066,728
SERIES B | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.20%		0.80%
Fair Value	6,445		86,688		444,143
SERIES B | Future
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(3.70%)		2.00%		9.00%
Fair Value	(852,575)		646,889		4,933,863
SERIES B | Unrealized appreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.70%		1.10%
Fair Value	124,768		242,377		585,137
SERIES B | Unrealized appreciation on open forward contracts | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.70%		1.10%
Fair Value	124,768		242,377		585,137
SERIES B | Unrealized depreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)		(0.50%)		(0.30%)
Fair Value	(118,323)		(155,689)		(140,994)
SERIES B | Unrealized depreciation on open forward contracts | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)		(0.50%)		(0.30%)
Fair Value	(118,323)		(155,689)		(140,994)
SERIES B | Futures contracts purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.60%)		0.20%		10.70%
Fair Value	(115,350)		72,548		5,898,383
SERIES B | Futures contracts purchased | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.30%)		0.40%		2.90%
Fair Value	(307,915)		116,822		1,606,845
SERIES B | Futures contracts purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		(0.30%)		0.90%
Fair Value	100,172		(81,894)		485,138
SERIES B | Futures contracts purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.90%		0.10%		0.60%
Fair Value	214,480		22,757		349,013
SERIES B | Futures contracts purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		0.10%		1.10%
Fair Value	49,500		36,663		610,940
SERIES B | Futures contracts purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.90%)		0.10%		0.50%
Fair Value	(662,485)		28,954		297,507
SERIES B | Futures contracts purchased | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%				0.40%
Fair Value	72,213				230,540
SERIES B | Futures contracts purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.80%		(0.20%)		4.30%
Fair Value	418,685		(50,754)		2,318,400
SERIES B | Futures contracts purchased | 2 Years U.S Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			5,141
SERIES B | Futures contracts purchased | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			17,616
SERIES B | Futures contracts sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(3.10%)		1.80%		(1.70%)
Fair Value	(737,225)		574,341		(964,520)
SERIES B | Futures contracts sold | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.50%		0.10%
Fair Value	21,068		150,793		76,106
SERIES B | Futures contracts sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)		0.10%		(0.10%)
Fair Value	(94,140)		22,555		(71,611)
SERIES B | Futures contracts sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]			(0.10%)
Fair Value	(9,784)				(51,158)
SERIES B | Futures contracts sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		0.30%
Fair Value	(68,501)		112,920
SERIES B | Futures contracts sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.20%		0.10%
Fair Value	(39)		55,949		30,193
SERIES B | Futures contracts sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.90%)		0.00%	[1]
Fair Value	(213,367)		12,800
SERIES B | Futures contracts sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.60%)		0.70%		(1.70%)
Fair Value	(372,462)		219,324		(948,050)
SERIES B | Futures and forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(3.70%)		2.20%		9.80%
Fair Value	(846,130)		733,577		5,378,006
SERIES B | Futures and forward contracts | AUSTRALIA
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%		0.00%	[1]
Fair Value	15,204		26,270		21,629
SERIES B | Futures and forward contracts | CANADA
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)				0.30%
Fair Value	(11,838)				156,660
SERIES B | Futures and forward contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.50%		0.40%
Fair Value	(12,333)		191,298		241,342
SERIES B | Futures and forward contracts | UNITED KINGDOM
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.10%		0.30%
Fair Value	90,596		22,695		170,649
SERIES B | Futures and forward contracts | JAPAN
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.50%		1.90%
Fair Value	(10,954)		161,562		1,033,074
SERIES B | Futures and forward contracts | UNITED STATES
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(2.40%)		0.90%		4.80%
Fair Value	(555,293)		298,940		2,589,404
SERIES B | Futures and forward contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.60%)		0.10%		2.10%
Fair Value	(361,512)		32,812		1,165,248
SERIES B | United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value			9,350,000
Percentage of Net Assets			28.70%		40.90%
Fair Value			$ 9,350,000		$ 22,280,495

[1]	Due to rounding

Condensed Schedule of Investments (Parenthetical) (United States Treasury Bills due, USD $)	Dec. 31, 2011	Dec. 31, 2010
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	$ 17,650,000	$ 38,347,223
SERIES A
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	8,300,000	16,066,728
SERIES B
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	$ 9,350,000	$ 22,280,495

Statements of Operations (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011		Dec. 31, 2010
Investment income
Interest income	$ 3,991		$ 6,680		$ 9,785		$ 40,189		$ 44,362		$ 58,830
Other income	4				1,870
Total income	3,995		6,680		11,655		40,189
Expenses
Selling commission	489,442		885,105		1,653,000		2,741,855		3,456,091		3,418,467
Brokerage commissions	329,630		337,609		1,024,612		1,270,840		1,604,501		2,231,559
Management fee	226,367		409,457		764,513		1,268,207		1,598,542		1,581,025
Ongoing offering expenses	122,360		221,327		413,249		685,514		864,072		854,610
Operating expenses	18,354		33,199		61,988		102,828		129,613		128,189
Gain (Loss) on MF Global					(8,417)				866,676
Other	6,056		13,561		16,584		47,243		51,129		34,178
Total expenses	1,192,209		1,900,258		3,925,529		6,116,487		8,570,624		8,248,028
Net investment loss	(1,188,214)		(1,893,578)		(3,913,874)		(6,076,298)		(8,526,262)		(8,189,198)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	237,278		1,095,039		1,922,875		9,098,897		(78,663)		16,144,514
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(1,335,397)		3,626,932		(2,467,731)		(2,903,173)		(6,827,449)		7,312,721
Net gain (loss) on investments	(1,098,119)		4,721,971		(544,856)		6,195,724		(6,906,112)		23,457,235
Net increase (decrease) in net assets from operations	(2,286,333)		2,828,393		(4,458,730)		119,426		(15,432,374)		15,268,037
SERIES A
Investment income
Interest income	2,036		3,411		4,984		18,090		20,663		28,761
Other income	1				673
Total income	2,037		3,411		5,657		18,090
Expenses
Selling commission	234,309		391,028		799,082		1,162,531		1,499,588		1,420,292
Brokerage commissions	125,292		118,611		403,339		420,894		544,421		702,326
Management fee	108,368		180,949		369,575		537,770		693,659		656,877
Ongoing offering expenses	58,577		97,810		199,770		290,687		374,951		355,069
Operating expenses	8,787		14,671		29,966		43,603		56,243		53,260
Gain (Loss) on MF Global					(41,517)				337,063
Other	3,398		5,388		9,046		17,738		19,866		15,126
Total expenses	538,731		808,457		1,769,261		2,473,223		3,525,791		3,202,950
Net investment loss	(536,694)		(805,046)		(1,763,604)		(2,455,133)		(3,505,128)		(3,174,189)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	227,128		377,241		888,163		2,903,223		(334,077)		5,868,855
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(516,977)		1,342,148		(888,024)		(784,504)		(2,183,020)		2,396,138
Net gain (loss) on investments	(289,849)		1,719,389		139		2,118,719		(2,517,097)		8,264,993
Net increase (decrease) in net assets from operations	(826,543)		914,343		(1,763,465)		(336,414)		(6,022,225)		5,090,804
Net increase (decrease) in net assets from operations per unit (based upon weighted average number of units outstanding during period)	$ (44.53)	[1]	$ 36.69	[1]	$ (85.65)	[1]	$ (13.59)	[1]	$ (246.81)	[2]	$ 196.01	[2]
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per unit during period)	$ (50.81)		$ 37.39		$ (93.67)		$ (12.71)		$ (244.24)		$ 196.23
SERIES B
Investment income
Interest income	1,955		3,269		4,801		22,099		23,699		30,069
Other income	3				1,197
Total income	1,958		3,269		5,998		22,099
Expenses
Selling commission	255,133		494,077		853,918		1,579,324		1,956,503		1,998,175
Brokerage commissions	204,338		218,998		621,273		849,946		1,060,080		1,529,233
Management fee	117,999		228,508		394,938		730,437		904,883		924,148
Ongoing offering expenses	63,783		123,517		213,479		394,827		489,121		499,541
Operating expenses	9,567		18,528		32,022		59,225		73,370		74,929
Gain (Loss) on MF Global					33,100				529,613
Other	2,658		8,173		7,538		29,505		31,263		19,052
Total expenses	653,478		1,091,801		2,156,268		3,643,264		5,044,833		5,045,078
Net investment loss	(651,520)		(1,088,532)		(2,150,270)		(3,621,165)		(5,021,134)		(5,015,009)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	10,150		717,798		1,034,712		6,195,674		255,414		10,275,659
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(818,420)		2,284,784		(1,579,707)		(2,118,669)		(4,644,429)		4,916,583
Net gain (loss) on investments	(808,270)		3,002,582		(544,995)		4,077,005		(4,389,015)		15,192,242
Net increase (decrease) in net assets from operations	$ (1,459,790)		$ 1,914,050		$ (2,695,265)		$ 455,840		$ (9,410,149)		$ 10,177,233
Net increase (decrease) in net assets from operations per unit (based upon weighted average number of units outstanding during period)	$ (76.09)	[3]	$ 71.05	[3]	$ (130.46)	[3]	$ 15.8	[3]	$ (337.97)	[4]	$ 297.46	[4]
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per unit during period)	$ (79.23)		$ 63.19		$ (136.02)		$ 8.25		$ (382.08)		$ 318.88

[1]	Weighted average number of Units outstanding for Series A for the Three Months Ended September 30, 2012 and September 30, 2011: 18,716.65 and 24,922.98, respectively; and for the Nine Months Ended September 30, 2012 and September 30, 2011: 20,898.14 and 24,748.41, respectively.
[2]	Weighted average number of Units outstanding for Series A for the Years Ended December 31, 2011 and December 31, 2010: 24,400.48 and 25,971.98, respectively.
[3]	Weighted average number of Units outstanding for Series B for the Three Months Ended September 30, 2012 and September 30, 2011: 19,111.90 and 26,938.23, respectively; and for the Nine Months Ended September 30, 2012 and September 30, 2011: 20,938.59 and 28,856.74, respectively
[4]	Weighted average number of Units outstanding for Series B for the Years Ended December 31, 2011 and December 31, 2010: 27,843.37 and 34,214.30, respectively.

Statements of Operations (Parenthetical)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
SERIES A
Weighted average number of Units outstanding	18,716.65	24,922.98	20,898.14	24,748.41	24,400.48	25,971.98
SERIES B
Weighted average number of Units outstanding	19,111.9	26,938.23	20,938.59	28,856.74	27,843.37	34,214.3

Statements of Changes in Net Assets (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Increase (decrease) in net assets from operations
Net investment loss	$ (1,188,214)	$ (1,893,578)	$ (3,913,874)	$ (6,076,298)	$ (8,526,262)	$ (8,189,198)
Net realized gain (loss) on futures and forward contracts	237,278	1,095,039	1,922,875	9,098,897	(78,663)	16,144,514
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(1,335,397)	3,626,932	(2,467,731)	(2,903,173)	(6,827,449)	7,312,721
Net increase (decrease) in net assets from operations	(2,286,333)	2,828,393	(4,458,730)	119,426	(15,432,374)	15,268,037
Capital share transactions
Issuance of Units			1,268,273	7,823,754	8,758,785	10,978,166
Redemption of Units			(16,726,091)	(17,657,537)	(22,962,184)	(18,316,575)
Net decrease in net assets from capital share transactions			(15,457,818)	(9,833,783)	(14,203,399)	(7,338,409)
Net increase (decrease) in net assets			(19,916,548)	(9,714,357)	(29,635,773)	7,929,628
Net assets, beginning of period			63,429,698	93,065,471	93,065,471	85,135,843
Net assets, end of period	43,513,150	83,351,114	43,513,150	83,351,114	63,429,698	93,065,471
SERIES A
Increase (decrease) in net assets from operations
Net investment loss	(536,694)	(805,046)	(1,763,604)	(2,455,133)	(3,505,128)	(3,174,189)
Net realized gain (loss) on futures and forward contracts	227,128	377,241	888,163	2,903,223	(334,077)	5,868,855
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(516,977)	1,342,148	(888,024)	(784,504)	(2,183,020)	2,396,138
Net increase (decrease) in net assets from operations	(826,543)	914,343	(1,763,465)	(336,414)	(6,022,225)	5,090,804
Capital share transactions
Issuance of Units			695,444	4,025,158	4,697,837	7,239,910
Redemption of Units			(9,148,049)	(4,507,233)	(6,354,664)	(7,086,271)
Net decrease in net assets from capital share transactions			(8,452,605)	(482,075)	(1,656,827)	153,639
Net increase (decrease) in net assets			(10,216,070)	(818,489)	(7,679,052)	5,244,443
Net assets, beginning of period			30,877,886	38,556,938	38,556,938	33,312,495
Net assets, end of period	20,661,816	37,738,449	20,661,816	37,738,449	30,877,886	38,556,938
Units, beginning of period			23,634.331	24,863.954	24,863.954	24,594.117
Issuance of Units			547.919	2,578.344	3,038.045	5,431.21
Redemption of Units			(7,145.957)	(2,905.072)	(4,267.668)	(5,161.373)
Units, end of period	17,036.293	24,537.226	17,036.293	24,537.226	23,634.331	24,863.954
SERIES B
Increase (decrease) in net assets from operations
Net investment loss	(651,520)	(1,088,532)	(2,150,270)	(3,621,165)	(5,021,134)	(5,015,009)
Net realized gain (loss) on futures and forward contracts	10,150	717,798	1,034,712	6,195,674	255,414	10,275,659
Net change in unrealized appreciation (depreciation) on futures and forward contracts	(818,420)	2,284,784	(1,579,707)	(2,118,669)	(4,644,429)	4,916,583
Net increase (decrease) in net assets from operations	(1,459,790)	1,914,050	(2,695,265)	455,840	(9,410,149)	10,177,233
Capital share transactions
Issuance of Units			572,829	3,798,596	4,060,948	3,738,256
Redemption of Units			(7,578,042)	(13,150,304)	(16,607,520)	(11,230,304)
Net decrease in net assets from capital share transactions			(7,005,213)	(9,351,708)	(12,546,572)	(7,492,048)
Net increase (decrease) in net assets			(9,700,478)	(8,895,868)	(21,956,721)	2,685,185
Net assets, beginning of period			32,551,812	54,508,533	54,508,533	51,823,348
Net assets, end of period	$ 22,851,334	$ 45,612,665	$ 22,851,334	$ 45,612,665	$ 32,551,812	$ 54,508,533
Units, beginning of period			23,394.345	30,734.73	30,734.73	35,626.349
Issuance of Units			417.205	2,121.401	2,282.737	2,613.002
Redemption of Units			(5,609.419)	(7,256.544)	(9,623.122)	(7,504.621)
Units, end of period	18,202.131	25,599.587	18,202.131	25,599.587	23,394.345	30,734.73

Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net increase (decrease) in net assets from operations	$ (4,458,730)	$ 119,426	$ (15,432,374)	$ 15,268,037
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(19,446,037)	(93,196,760)	(110,846,760)	(144,921,765)
Sales and maturities of U.S. government securities	37,100,000	110,810,024	131,560,024	149,020,000
Amortization of discounts and premiums	(3,963)	(16,041)	(16,041)	(42,401)
Increase (decrease) in due from brokers	19,052,807	(8,978,839)	2,849,471	(6,064,445)
Increase (decrease) in unrealized appreciation on open forward contracts	172,349	(17,788)	493,844	(169,343)
Increase (decrease) in futures contracts purchased	246,069	9,861,253	8,622,942	(7,164,054)
Increase (decrease) in unrealized depreciation on open forward contracts	(68,279)	387,651	44,731	(1,353,979)
Increase (decrease) in futures contracts sold	2,117,592	(7,327,943)	(2,334,068)	1,374,655
Increase (decrease) in management fees	(143,975)	(17,698)	64,488	14,584
Increase (decrease) in fees payable	(317,337)	(55,322)	101,352	56,749
Net cash provided by (used in) operating activities	34,250,496	11,567,963	15,107,609	6,018,038
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	1,113,573	6,997,763	7,732,694	12,158,957
Redemptions, net of change in redemptions payable	(17,566,276)	(19,435,722)	(23,920,889)	(16,749,111)
Net cash provided by (used in) financing activities	(16,452,703)	(12,437,959)	(16,188,195)	(4,590,154)
Net increase (decrease) in cash	17,797,793	(869,996)	(1,080,586)	1,427,884
Cash, beginning of period	989,356	2,069,942	2,069,942	642,058
Cash, end of period	18,787,149	1,199,946	989,356	2,069,942
SERIES A
Cash flows from operating activities
Net increase (decrease) in net assets from operations	(1,763,465)	(336,414)	(6,022,225)	5,090,804
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(9,048,159)	(39,384,521)	(47,684,521)	(60,809,701)
Sales and maturities of U.S. government securities	17,350,000	46,107,937	55,457,937	60,780,000
Amortization of discounts and premiums	(1,841)	(6,688)	(6,688)	(17,759)
Increase (decrease) in due from brokers	11,136,449	(6,404,844)	(2,490,331)	(3,193,478)
Increase (decrease) in unrealized appreciation on open forward contracts	54,740	(12,918)	151,084	(93,270)
Increase (decrease) in futures contracts purchased	58,171	3,242,324	2,797,107	(2,373,970)
Increase (decrease) in unrealized depreciation on open forward contracts	(30,913)	145,335	30,036	(363,992)
Increase (decrease) in futures contracts sold	806,026	(2,590,237)	(795,207)	435,094
Increase (decrease) in management fees	(68,578)	(1,294)	40,575	8,390
Increase (decrease) in fees payable	(148,818)	(9,649)	69,125	27,498
Net cash provided by (used in) operating activities	18,343,612	749,031	1,546,892	(510,384)
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	631,444	4,071,962	4,502,641	7,499,106
Redemptions, net of change in redemptions payable	(9,269,897)	(4,601,231)	(6,486,862)	(6,829,657)
Net cash provided by (used in) financing activities	(8,638,453)	(529,269)	(1,984,221)	669,449
Net increase (decrease) in cash	9,705,159	219,762	(437,329)	159,065
Cash, beginning of period	333,206	770,535	770,535	611,470
Cash, end of period	10,038,365	990,297	333,206	770,535
SERIES B
Cash flows from operating activities
Net increase (decrease) in net assets from operations	(2,695,265)	455,840	(9,410,149)	10,177,233
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(10,397,878)	(53,812,239)	(63,162,239)	(84,112,064)
Sales and maturities of U.S. government securities	19,750,000	64,702,087	76,102,087	88,240,000
Amortization of discounts and premiums	(2,122)	(9,353)	(9,353)	(24,642)
Increase (decrease) in due from brokers	7,916,358	(2,573,995)	5,339,802	(2,870,967)
Increase (decrease) in unrealized appreciation on open forward contracts	117,609	(4,870)	342,760	(76,073)
Increase (decrease) in futures contracts purchased	187,898	6,618,929	5,825,835	(4,790,084)
Increase (decrease) in unrealized depreciation on open forward contracts	(37,366)	242,316	14,695	(989,987)
Increase (decrease) in futures contracts sold	1,311,566	(4,737,706)	(1,538,861)	939,561
Increase (decrease) in management fees	(75,397)	(16,404)	23,913	6,194
Increase (decrease) in fees payable	(168,519)	(45,673)	32,227	29,251
Net cash provided by (used in) operating activities	15,906,884	10,818,932	13,560,717	6,528,422
Cash flows from financing activities
Subscriptions, net of change in advance subscriptions	482,129	2,925,801	3,230,053	4,659,851
Redemptions, net of change in redemptions payable	(8,296,379)	(14,834,491)	(17,434,027)	(9,919,454)
Net cash provided by (used in) financing activities	(7,814,250)	(11,908,690)	(14,203,974)	(5,259,603)
Net increase (decrease) in cash	8,092,634	(1,089,758)	(643,257)	1,268,819
Cash, beginning of period	656,150	1,299,407	1,299,407	30,588
Cash, end of period	$ 8,748,784	$ 209,649	$ 656,150	$ 1,299,407

Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Nature of Operations

1. Nature of operations

Organization and Business

Superfund Green, L.P. (the “Fund”), a Delaware limited partnership, commenced operations on November 5, 2002. The Fund was organized to trade speculatively in the United States (“U.S.”) and international commodity futures and forward markets using a fully-automated computerized trading system. The Fund has issued two classes of units (“Units”), Series A and Series B (each, a “Series”). The two Series are traded and managed the same way except for the degree of leverage.

The term of the Fund shall continue until December 31, 2050, unless terminated earlier by the Fund’s general partner, Superfund Capital Management, Inc. (“Superfund Capital Management”) or by operation of law or a decline in the aggregate net assets of such Series to less than $500,000.

(1)	Nature of Operations

Organization and Business

Superfund Green, L.P. (the “Fund”), a Delaware limited partnership, commenced operations on November 5, 2002. The Fund was organized to trade speculatively in the United States of America (“U.S.”) and international commodity futures markets using a fully-automated computerized trading system. The Fund has issued two classes of Units, Series A and Series B (the “Series”). The two Series are traded and managed the same way except for the degree of leverage.

The term of the Fund shall continue until December 31, 2050, unless terminated earlier by the Fund’s general partner, Superfund Capital Management, Inc. (“Superfund Capital Management”), or by operation of law or a decline in the aggregate net assets of such Series to less than $500,000.

Basis of presentation and significant accounting policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of presentation and significant accounting policies

2. Basis of presentation and significant accounting policies

Basis of Presentation

The unaudited financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) and accounting principles generally accepted in the U.S. (“U.S. GAAP”) with respect to the Form 10-Q and reflect all adjustments which in the opinion of management are normal and recurring, and which are necessary for a fair statement of the results of interim periods presented. It is suggested that these financial statements be read in conjunction with the financial statements and the related notes included in the Fund’s Annual Report on Form 10-K for the year ended December 31, 2011.

Valuation of Investments in Futures Contracts, Forward Contracts, and U.S. Treasury Bills

All commodity interests (including derivative financial instruments and derivative commodity instruments) are used for trading purposes. The commodity interests are recorded on a trade date basis and open contracts are recorded in the statements of assets and liabilities at fair value on the last business day of the period, which represents market value for those commodity interests for which market quotes are readily available.

Exchange-traded futures contracts are valued at settlement prices published by the recognized exchange. Any spot and forward foreign currency contracts held by the Fund will be valued at published settlement prices or at dealers’ quotes. The Fund uses the amortized cost method for valuing U.S. Treasury Bills due to the short-term nature of such instruments; accordingly, the cost of securities plus accreted discount, or minus amortized premium approximates fair value (See Section 3 – Fair Value Measurements).

Translation of Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the period-end exchange rates. Purchases and sales of investments and income and expenses that are denominated in foreign currencies are translated into U.S. dollar amounts on the transaction date. Adjustments arising from foreign currency transactions are reflected in the statements of operations.

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations from changes in market prices of investments held. Such fluctuations are included in net realized and unrealized gain (loss) on investments in the statements of operations.

Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis. Interest income and expenses are recognized on the accrual basis. The Fund uses the amortized cost method for valuing U.S. Treasury Bills due to the short-term nature of such instruments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates fair value.

Operating expenses of the Fund are allocated to each Series in proportion to the net asset value of the Series at the beginning of each month. Expenses directly attributable to a particular Series are charged directly to that Series.

Gains or losses are realized when contracts are liquidated. Unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the statements of financial condition as a net gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 210-20, Offsetting – Balance Sheet.

Income Taxes

The Fund does not record a provision for U.S. income taxes because the partners report their share of the Fund’s income or loss on their returns. The financial statements reflect the Fund’s transactions without adjustment, if any, required for income tax purposes.

Superfund Capital Management has evaluated the application of ASC Topic 740, Income Taxes (“ASC 740”), to the Fund, to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this evaluation, Superfund Capital Management has determined no reserves for uncertain tax positions are required to be recorded as a result of the application of ASC 740. Superfund Capital Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements. The Fund files federal and various state tax returns. The 2008 through 2011 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires Superfund Capital Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recently Issued Accounting Pronouncements

ASU 2011-11

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Superfund Capital Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

ASU 2011-04

In May 2011, FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Fund adopted ASU 2011-04 as of January 1, 2012. The adoption of the provisions of ASU 2011-04 has not had a material impact on the Fund’s financial statement disclosures.

(2)	Basis of Presentation and Significant Accounting Policies

(a)	Basis of Presentation

Pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”), audited financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and presented for the Fund as a whole, as the SEC registrant, and for Series A and Series B individually. For the avoidance of doubt, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable only against the assets of such Series and not against the assets of the Fund generally or any other Series. Accordingly, the assets of one Series of the Fund include only those funds and other assets that are paid to, held by or distributed to the Fund on account of and for the benefit of that Series, including, without limitation, funds delivered to the Fund for the purchase of Units in that Series.

(b)	Valuation of Investments in Futures Contracts, Forward Contracts and U.S Treasury Bills

All commodity interests (including derivative financial instruments and derivative commodity instruments) are used for trading purposes. The commodity interests are recorded on a trade date basis and open contracts are recorded in the statements of assets and liabilities at fair value on the last business day of the period, which represents market value for those commodity interests for which market quotes are readily available.

Exchange-traded futures contracts are valued at settlement prices published by the recognized exchange. Any spot and forward foreign currency contracts held by the Fund will be valued at published settlement prices or at dealers’ quotes. The Fund uses the amortized cost method for valuing U.S. Treasury Bills due to the short-term nature of such instruments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates fair value (See Note (2)(h)—Fair Value Measurements).

(c)	Translation of Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the period end exchange rates. Purchases and sales of investments and income and expenses that are denominated in foreign currencies are translated into U.S. dollar amounts on the transaction date. Adjustments arising from foreign currency transactions are reflected in the statements of operations.

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations from changes in market prices of investments held. Such fluctuations are included in net realized and unrealized gain (loss) on investments in the statements of operations.

(d)	Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis. Interest income and expenses are recognized on the accrual basis. The Fund uses the amortized cost method for valuing U.S. Treasury Bills. Operating expenses of the Fund are allocated to each Series in proportion to the net asset value of the Series at the beginning of each month. Expenses directly attributable to a particular Series are charged directly to that Series.

Gains or losses are realized when contracts are liquidated. Unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the statements of financial condition as a net gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 210-20, Offsetting—Balance Sheet.

(e)	Income Taxes

The Fund does not record a provision for U.S. income taxes because the partners report their share of the Fund’s income or loss on their returns. The financial statements reflect the Fund’s transactions without adjustment, if any, required for income tax purposes.

Superfund Capital Management has evaluated the application of ASC 740, Income Taxes (“ASC 740”) to the Fund, to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this evaluation, the Fund has determined no reserves for uncertain tax position are required to be recorded as a result of the application of ASC 740. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements. The Fund files federal and various state tax returns. The 2009 through 2011 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

(f)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(g)	Recently Issued Accounting Pronouncements

ASU 2011-11

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Superfund Capital Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

ASU 2011-04

In May 2011, FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Superfund Capital Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

ASU 2010-06

In January 2010, FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”), which amends the disclosure requirements of ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) and requires new disclosures regarding transfers in and out of Level 1 and 2 categories, as well as requires entities to separately present purchases, sales, issuances and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. As of January 1, 2010, the Fund adopted ASU 2010-06 except for the disclosures about purchases, sales, issuances, and settlements in the rollforward activity in Level 3 fair value measurements, which were adopted as of January 1, 2011. The adoption of the remaining provisions has not had a material impact on the Fund’s financial statement disclosures.

(h)	Fair Value Measurements

The Fund follows ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2	Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining fair value, the Fund separates its financial instruments into two categories: U.S. government securities and derivative contracts.

U.S. Government Securities. The Fund’s only market exposure in instruments held other than for trading is in its U.S. Treasury Bill portfolio. As the Fund uses the amortized cost method for valuing its U.S. Treasury Bill portfolio, which approximates fair value, this portfolio is classified within level 2 of the fair value hierarchy.

Derivative Contracts. Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Fund has exposure to exchange-traded derivative contracts through the Fund’s trading of exchange-traded futures contracts. The Fund’s exchange-traded futures contract positions are valued daily at settlement prices published by the applicable exchanges. In such cases, provided they are deemed to be actively traded, exchange-traded derivatives are classified within level 1 of the fair value hierarchy. Less actively traded exchange-traded derivatives fall within level 2 of the fair value hierarchy.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market-clearing transactions, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. For OTC derivatives that trade in liquid markets, such as generic forwards and swaps, model inputs can generally be verified and model selection does not involve significant management judgment. The OTC derivatives held by the Fund may include forwards and swaps. Spot and forward foreign currency contracts held by the Fund are valued at published daily settlement prices or at dealers’ quotes. The Fund’s forward and swap positions are typically classified within level 2 of the fair value hierarchy.

Certain OTC derivatives traded in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within level 3 of the fair value hierarchy. Where the Fund does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on level 1 and/or level 2 inputs that can be observed in the market, as well as unobservable level 3 inputs. Subsequent to initial recognition, the Fund updates the level 1 and level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within level 3. Level 3 inputs are only changed when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances where the Fund cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value. The Fund attempts to avoid holding less liquid OTC derivatives. However, once held, the market for any particular derivative contract could become less liquid during the holding period.

As of and during the year ended December 31, 2011 and December 31, 2010, the Fund held no investments or derivative contracts valued using level 3 inputs.

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2011:

Superfund Green, L.P.

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$17,650,000	$—	$17,650,000	$—
Unrealized appreciation on open forward contracts	372,011	—	372,011	—
Futures contracts sold	923,781	923,781	—	—
Futures contracts purchased	114,873	114,873	—	—

Total Assets Measured at Fair Value	$19,060,665	$1,038,654	$18,022,011	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$243,000	$—	$243,000	$—

Total Liabilities Measured at Fair Value	$243,000	$—	$243,000	$—

Superfund Green, L.P.—Series A

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$8,300,000	$—	$8,300,000	$—
Unrealized appreciation on open forward contracts	129,634	—	129,634	—
Futures contracts sold	349,440	349,440	—	—
Futures contracts purchased	42,325	42,325	—	—

Total Assets Measured at Fair Value	$8,821,399	$391,765	$8,429,634	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$87,311	$—	$87,311	$—

Total Liabilities Measured at Fair Value	$87,311	$—	$87,311	$—

Superfund Green, L.P.—Series B

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$9,350,000	$—	$9,350,000	$—
Unrealized appreciation on open forward contracts	242,377	—	242,377	—
Futures contracts sold	574,341	574,341	—	—
Futures contracts purchased	72,548	72,548	—	—

Total Assets Measured at Fair Value	$10,239,266	$646,889	$9,592,377	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$155,689	$—	$155,689	$—

Total Liabilities Measured at Fair Value	$155,689	$—	$155,689	$—

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2010:

Superfund Green, L.P.

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$38,347,223	$—	$38,347,223	$—
Unrealized appreciation on open forward contracts	865,855	—	865,855	—
Futures contracts purchased	8,737,815	8,737,815	—	—

Total Assets Measured at Fair Value	$47,950,893	$8,737,815	$39,213,078	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$198,269	$—	$198,269	$—
Futures contracts sold	1,410,287	1,410,287	—	—

Total Liabilities Measured at Fair Value	$1,608,556	$1,410,287	$198,269	$—

Superfund Green, L.P.—Series A

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$16,066,728	$—	$16,066,728	$—
Unrealized appreciation on open forward contracts	280,718	—	280,718	—
Futures contracts purchased	2,839,432	2,839,432	—	—

Total Assets Measured at Fair Value	$19,186,878	$2,839,432	$16,347,446	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$57,275	$—	$57,275	$—
Futures contracts sold	445,767	445,767	—	—

Total Liabilities Measured at Fair Value	$503,042	$445,767	$57,275	$—

Superfund Green, L.P.—Series B

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$22,280,495	$—	$22,280,495	$—
Unrealized appreciation on open forward contracts	585,137	—	585,137	—
Futures contracts purchased	5,898,383	5,898,383	—	—

Total Assets Measured at Fair Value	$28,764,015	$5,898,383	$22,865,632	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$140,994	$—	$140,994	$—
Futures contracts sold	964,520	964,520	—	—

Total Liabilities Measured at Fair Value	$1,105,514	$964,520	$140,994	$—

Fair Value Measurements	9 Months Ended
Sep. 30, 2012
Fair Value Measurements

3. Fair Value Measurements

The Fund follows ASC 820, Fair Value Measurements and Disclosures, which establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2:	Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3:	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining fair value, the Fund separates its financial instruments into two categories: U.S. government securities and derivative contracts.

U.S. Government Securities. The Fund’s only market exposure in instruments held other than for speculative trading is in its U.S. Treasury Bill portfolio. As the Fund uses the amortized cost method for valuing its U.S. Treasury Bill portfolio, which approximates fair value, this portfolio is classified within Level 2 of the fair value hierarchy.

Derivative Contracts. Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded derivatives typically fall within Level 1 or Level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Fund has exposure to exchange-traded derivative contracts through the Fund’s trading of exchange-traded futures contracts. The Fund’s exchange-traded futures contract positions are valued daily at settlement prices published by the applicable exchanges. In such cases, provided they are deemed to be actively traded, exchange-traded derivatives are classified within Level 1 of the fair value hierarchy. Less actively traded exchange-traded derivatives fall within Level 2 of the fair value hierarchy.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market-clearing transactions, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. For OTC derivatives that trade in liquid markets, such as generic forwards and swaps, model inputs can generally be verified and model selection does not involve significant management judgment. The OTC derivatives held by the Fund may include forwards and swaps. Spot and forward foreign currency contracts held by the Fund are valued at published daily settlement prices or at dealers’ quotes. The Fund’s forward and swap positions are typically classified within Level 2 of the fair value hierarchy.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within Level 3 of the fair value hierarchy. Where the Fund does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on Level 1 and/or Level 2 inputs that can be observed in the market, as well as unobservable Level 3 inputs. Subsequent to initial recognition, the Fund updates the Level 1 and Level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within Level 3. Level 3 inputs are changed only when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances in which the Fund cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value. The Fund attempts to avoid holding less liquid OTC derivatives. However, once held, the market for any particular derivative contract could become less liquid during the holding period. As of and during the quarter ended September 30, 2012, the Fund held no derivative contracts valued using Level 3 inputs.

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of September 30, 2012, and December 31, 2011:

Superfund Green, L.P.

	Balance September 30, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$199,662	$—	$199,662	$—

Total Assets Measured at Fair Value	$199,662	$—	$199,662	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$174,721	$—	$174,721	$—
Futures contracts sold	1,193,811	1,193,811	—	—
Futures contract purchased	131,196	131,196	—	—

Total Liabilities Measured at Fair Value	$1,499,728	$1,325,007	$174,721	$—

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$17,650,000	$—	$17,650,000	$—

Unrealized appreciation on open forward contracts	372,011	—	372,011	—

Futures contracts sold	923,781	923,781	—	—
Futures contracts purchased	114,873	114,873	—	—

Total Assets Measured at Fair Value	$19,060,665	$1,038,654	$18,022,011	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$243,000	$—	$243,000	—

Total Liabilities Measured at Fair Value	$243,000	$—	$243,000	$—

Superfund Green, L.P. – Series A

	Balance September 30, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$74,894	$—	$74,894	$—

Total Assets Measured at Fair Value	$74,894	$—	$74,894	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$56,398	$—	$56,398	$—
Futures contracts sold	456,586	456,586	—	—
Futures contract purchased	15,846	15,846	—	—

Total Liabilities Measured at Fair Value	$528,830	$472,432	$56,398	$—

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$8,300,000	$—	$8,300,000	$—

Unrealized appreciation on open forward contracts	129,634	—	129,634	—
Futures contracts sold	349,440	349,440	—
Futures contracts purchased	42,325	42,325	—	—

Total Assets Measured at Fair Value	$8,821,399	$391,765	$8,429,634	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$87,311	$—	$87,311	$—

Total Liabilities Measured at Fair Value	$87,311	$—	$87,311	$—

Superfund Green, L.P. – Series B

	Balance September 30, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$124,768	$—	$124,768	$—

Total Assets Measured at Fair Value	$124,768	$—	$124,768	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$118,323	$—	$118,323	$—
Futures contracts sold	737,225	737,225	—	—
Futures contract purchased	115,350	115,350	—	—

Total Liabilities Measured at Fair Value	$970,898	$852,575	$118,323	$—

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$9,350,000	$—	$9,350,000	$—

Unrealized appreciation on open forward contracts	242,377	—	242,377	—
Futures contracts sold	574,341	574,341	—
Futures contracts purchased	72,548	72,548	—	—

Total Assets Measured at Fair Value	$10,239,266	$646,889	$9,592,377	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$155,689	$—	$155,689	$—

Total Liabilities Measured at Fair Value	$155,689	$—	$155,689	$—

Disclosure of derivative instruments and hedging activities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure of derivative instruments and hedging activities

4. Disclosure of derivative instruments and hedging activities

The Fund follows ASC 815, Disclosures about Derivative Instruments and Hedging Activities (“ASC 815”). ASC 815 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Derivative instruments held by the Fund do not qualify as derivative instruments held as hedging instruments, as defined in ASC 815. Instead, the Fund includes derivative instruments in its trading activity. Per the requirements of ASC 815, the Fund discloses the gains and losses on its trading activities for both derivative and nonderivative instruments in the Statement of Operations.

The Fund engages in the speculative trading of forward contracts in currency and futures contracts in a wide range of commodities, including equity markets, interest rates, food and fiber, energy, livestock, and metals. ASC 815 requires entities to recognize all derivatives instruments as either assets or liabilities at fair value in the statement of financial position. Investments in forward contracts and commodity futures contracts are recorded in the Statements of Assets and Liabilities as “unrealized appreciation or depreciation on open forward contracts” and “futures contracts purchased” and “futures contracts sold.” Since the derivatives held or sold by the Fund are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of ASC 815. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Fund’s trading profits and losses in the Statements of Operations.

Superfund Capital Management believes futures and forward trading activity expressed as a percentage of net assets is indicative of trading activity. Information concerning the fair value of the Fund’s derivatives held long or sold short, as well as information related to the annual average volume of the Fund’s derivative activity, is as follows:

Superfund Green, L.P.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of September 30, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at September 30, 2012	Liability Derivatives at September 30, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$199,662	$—	$199,662

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(174,721)	(174,721)

Futures contracts	Futures contracts purchased	—	(131,196)	(131,196)

Futures contracts	Futures contracts sold	—	(1,193,811)	(1,193,811)

Totals		$199,662	$(1,499,728)	$(1,300,066)

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$372,011	$—	$372,011

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(243,000)	(243,000)

Futures contracts	Futures contracts purchased	114,873	—	114,873

Futures contracts	Futures contracts sold	923,781	—	923,781

Totals		$1,410,665	$(243,000)	$1,167,665

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(996,010)	$421,538

Futures contracts	Net realized gain (loss) on futures and forward contracts	1,233,288	(1,756,935)

Total		$237,278	$(1,335,397)

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$317,840	$(104,072)

Futures contracts	Net realized gain (loss) on futures and forward contracts	1,605,035	(2,363,659)

Total		$1,922,875	$(2,467,731)

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(940,516)	$319,538

Futures contracts	Net realized gain on futures and forward contracts	2,035,555	3,307,394

Total		$1,095,039	$3,626,932

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$123,404	$(369,861)

Futures contracts	Net realized gain (loss) on futures and forward contracts	8,975,493	(2,533,312)

Total		$9,098,897	$(2,903,173)

Superfund Green, L.P. gross and net unrealized gains and losses by long and short positions as of September 30, 2012 and December 31, 2011:

	As of September 30, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$168,991	0.4	$(85,097)	(0.2)	$30,671	0.1		$(89,624)	(0.2)	$24,941
Currency	130,176	0.3	(626,149)	(1.4)	38,998	0.1		(4,549)	(0.0)*	(461,524)
Financial	368,315	0.8	(27,868)	(0.1)	—	—		(16,315)	(0.0)*	324,132
Food & Fiber	70,500	0.2	—	—	33,433	0.1		(139,163)	(0.3)	(35,230)
Indices	64,415	0.1	(1,053,729)	(2.4)	—	—		(703)	(0.0)*	(990,017)
Metals	686,160	1.6	(2,475)	(0.0)*	—	—		(606,987)	(1.4)	76,698
Energy	178,396	0.4	(35,769)	(0.1)	—	—		(157,420)	(0.4)	(14,793)
Livestock	116,832	0.3	—	—	15,181	0.0	*	(356,286)	(0.8)	(224,273)

Totals	$1,783,785	4.1	$(1,831,087)	(4.2)	$118,283	0.3		$(1,371,047)	(3.2)	$(1,300,066)

*	Due to rounding

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$17,051	0.0	*	$(72,108)	(0.1)	$354,960	0.6	$(170,892)	(0.3)	$129,011
Currency	197,746	0.3		(6,098)	(0.0)*	260,294	0.4	(15,958)	(0.0)*	435,984
Financial	130,897	0.1		(98,758)	(0.2)	—	—	—	—	32,139
Food & Fiber	66,564	0.1		(5,688)	(0.0)*	216,359	0.3	(180,838)	(0.3)	96,397
Indices	49,517	0.1		(4,144)	(0.0)*	188,120	0.3	(89,978)	(0.1)	143,515
Metals	—	—		(79,729)	(0.1)	452,224	0.7	(105,682)	(0.2)	266,813
Energy	285	0.0	*	(135,719)	(0.2)	183,020	0.3	(4,860)	(0.0)*	42,726
Livestock	—	—		—	—	43,860	0.1	(22,780)	(0.0)*	21,080

Totals	$462,060	0.6		$(402,244)	(0.6)	$1,698,837	2.7	$(590,988)	(0.9)	$1,167,665

*	Due to rounding

Superfund Green, L.P. average* monthly contract volume by market sector as of quarter ended September 30, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	201	121	$367,775	$725,553

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	2,149	1,349
Financial	6,605	1,015
Food & Fiber	102	162
Indices	3,151	1,212
Metals	1,132	352
Energy	945	545
Livestock	88	140

Total	14,373	4,896

*	Based on quarterly holdings

Superfund Green, L.P. average* monthly contract volume by market sector as of quarter ended September 30, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	116	154	$1,015,396	$1,090,392

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	2,872	448
Financial	4,189	753
Food & Fiber	616	214
Indices	1,478	1620
Metals	584	351
Energy	741	1,260
Livestock	182	114

Total	10,778	4,914

*	Based on quarterly holdings

Superfund Green, L.P. trading results by market sector:

	For the Three Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(996,010)	$421,538	$(574,472)
Currency	(641,120)	(302,606)	(943,726)
Financial	1,022,121	336,950	1,359,071
Food & Fiber	883,663	(53,857)	829,806
Indices	128,232	(954,350)	(826,118)
Metals	1,001,773	(580,054)	421,719
Livestock	(175,453)	(165,523)	(340,976)
Energy	(985,928)	(37,495)	(1,023,423)

Total net trading gains (losses)	$237,278	$(1,335,397)	$(1,098,119)

	For the Nine Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$317,840	$(104,072)	$213,768
Currency	(2,860,415)	(897,508)	(3,757,923)
Financial	1,663,038	291,993	1,955,031
Food & Fiber	(1,120,649)	(131,626)	(1,252,275)
Indices	(85,242)	(1,133,531)	(1,218,773)
Metals	258,313	(190,117)	68,196
Livestock	175,073	(245,353)	(70,280)
Energy	3,574,917	(57,517)	3,517,400

Total net trading gains (losses)	$1,922,875	$(2,467,731)	$(544,856)

	For the Three Months Ended September 30, 2011
	Net Realized Gain (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(940,516)	$319,538	$(620,978)
Currency	(3,017,759)	239,967	(2,777,792)
Financial	10,261,015	(1,227,849)	9,033,166
Food & Fiber	(1,522,865)	388,804	(1,134,061)
Indices	(949,356)	(987,513)	(1,936,869)
Metals	1,321,443	1,014,184	2,335,627
Livestock	(494,180)	57,270	(436,910)
Energy	(3,562,743)	3,822,531	259,788

Total net trading gains	$1,095,039	$3,626,932	$4,721,971

	For the Nine Months Ended September 30, 2011
	Net Realized Gain (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$123,404	$(369,861)	$(246,457)
Currency	974,851	(2,042,215)	(1,067,364)
Financial	11,392,830	(782,518)	10,610,312
Food & Fiber	(2,108,744)	(284,137)	(2,392,881)
Indices	(4,535,244)	(649,427)	(5,184,671)
Metals	4,170,620	(1,218,936)	2,951,684
Livestock	(233,690)	(292,960)	(526,650)
Energy	(685,130)	2,736,881	2,051,751

Total net trading gains (losses)	$9,098,897	$(2,903,173)	$6,195,724

Superfund Green, L.P. – Series A

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of September 30, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at September 30, 2012	Liability Derivatives at September 30, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$74,894	$—	$74,894

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(56,398)	(56,398)

Futures contracts	Futures contracts purchased	—	(15,846)	(15,846)

Futures contracts	Futures contracts sold	—	(456,586)	(456,586)

Totals		$74,894	$(528,830)	$(453,936)

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$129,634	$—	$129,634

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(87,311)	(87,311)

Futures contracts	Futures contracts purchased	42,325	—	42,325

Futures contracts	Futures contracts sold	349,440	—	349,440

Totals		$521,399	$(87,311)	$434,088

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(331,665)	$149,750

Futures contracts	Net realized gain (loss) on futures and forward contracts	558,793	(666,727)

Total		$227,128	$(516,977)

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$164,926	$(23,828)

Futures contracts	Net realized gain (loss) on futures and forward contracts	723,237	(864,196)

Total		$888,163	$(888,024)

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(320,274)	$101,711

Futures contracts	Net realized gain on futures and forward contracts	697,515	1,240,437

Total		$377,241	$1,342,148

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$45,281	$(132,417)

Futures contracts	Net realized gain (loss) on futures and forward contracts	2,857,942	(652,087)

Total		$2,903,223	$(784,504)

Superfund Green, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of September 30, 2012 and December 31, 2011:

	As of September 30, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$63,744	0.3	$(27,310)	(0.1)	$11,150	0.1		$(29,088)	(0.2)	$18,496
Currency	49,588	0.2	(237,646)	(1.1)	15,110	0.1		(1,729)	(0.0)*	(174,677)
Financial	137,210	0.7	(11,243)	(0.1)	—	—		(6,531)	(0.0)*	119,436
Food & Fiber	21,000	0.1	—	—	11,425	0.0	*	(48,654)	(0.2)	(16,229)
Indices	22,990	0.1	(349,819)	(1.7)	—	—		(664)	(0.0)*	(327,493)
Metals	265,000	1.3	—	—	—	—		(234,525)	(1.1)	30,475
Energy	53,344	0.3	(10,889)	(0.1)	—	—		(63,280)	(0.3)	(20,825)
Livestock	44,619	0.2	—	—	7,070	0.0	*	(134,808)	(0.6)	(83,119)

Totals	$657,495	3.2	$(636,907)	(3.1)	$44,755	0.2		$(519,279)	(2.4)	$(453,936)

*	Due to rounding

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$7,369	0.0	*	$(24,481)	(0.1)	$122,265	0.4		$(62,830)	(0.2)	$42,323
Currency	77,234	0.2		(2,408)	(0.0)*	98,600	0.3		(5,057)	(0.0)*	168,369
Financial	47,673	0.1		(38,291)	(0.1)	—	—		—	—	9,382
Food & Fiber	25,776	0.1		(1,563)	(0.0)*	79,767	0.2		(66,801)	(0.2)	37,179
Indices	17,854	0.1		(1,435)	(0.0)*	75,259	0.2		(33,066)	(0.1)	58,612
Metals	—	—		(28,975)	(0.1)	167,018	0.5		(39,800)	(0.1)	98,243
Energy	30	0.0	*	(53,570)	(0.2)	70,100	0.2		(4,860)	(0.0)*	11,700
Livestock	—	—		—	—	17,370	0.0	*	(9,090)	(0.0)*	8,280

Totals	$175,936	0.5		$(150,723)	(0.5)	$630,379	1.8		$(221,504)	(0.6)	$434,088

Series A average* monthly contract volume by market sector as of quarter ended September 30, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	86	51	$128,360	$238,238

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	833	526
Financial	2,571	392
Food & Fiber	39	55
Indices	1,166	456
Metals	435	136
Energy	334	198
Livestock	32	52

Total	5,496	1,866

*	Based on quarterly holdings

Series A average* monthly contract volume by market sector as of quarter ended September 30, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	51	68	$320,692	$355,831

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	961	167
Financial	1,427	274
Food & Fiber	229	76
Indices	558	563
Metals	199	123
Energy	251	445
Livestock	61	39

Total	3,737	1,755

*	Based on quarterly holdings

Series A trading results by market sector:

	For the Three Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(331,665)	$149,750	$(181,915)
Currency	(240,332)	(114,020)	(354,352)
Financial	447,937	121,842	569,779
Food & Fiber	332,142	(24,639)	307,503
Indices	49,897	(333,431)	(283,534)
Metals	371,012	(223,941)	147,071
Livestock	(65,743)	(62,849)	(128,592)
Energy	(336,120)	(29,689)	(365,809)

Total net trading gains (losses)	$227,128	$(516,977)	$(289,849)

	For the Nine Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$164,926	$(23,828)	$141,098
Currency	(1,119,575)	(343,045)	(1,462,620)
Financial	693,741	110,054	803,795
Food & Fiber	(484,746)	(53,408)	(538,154)
Indices	(4,492)	(386,105)	(390,597)
Metals	35,988	(67,769)	(31,781)
Livestock	65,923	(91,399)	(25,476)
Energy	1,536,398	(32,524)	1,503,874

Total net trading gains (losses)	$888,163	$(888,024)	$139

	For the Three Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(320,274)	$101,711	$(218,563)
Currency	(1,083,305)	85,425	(997,880)
Financial	3,537,672	(421,554)	3,116,118
Food & Fiber	(568,854)	154,381	(414,473)
Indices	(355,453)	(315,621)	(671,074)
Metals	518,876	358,656	877,532
Livestock	(165,410)	19,640	(145,770)
Energy	(1,186,011)	1,359,510	173,499

Total net trading gains	$377,241	$1,342,148	$1,719,389

	For the Nine Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$45,281	$(132,417)	$(87,136)
Currency	249,122	(657,369)	(408,247)
Financial	3,866,587	(264,988)	3,601,599
Food & Fiber	(765,814)	(66,384)	(832,198)
Indices	(1,411,370)	(194,007)	(1,605,377)
Metals	1,533,810	(385,529)	1,148,281
Livestock	(83,850)	(93,810)	(177,660)
Energy	(530,543)	1,010,000	479,457

Total net trading gains (losses)	$2,903,223	$(784,504)	$2,188,719

Superfund Green, L.P. – Series B

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of September 30, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at September 30, 2012	Liability Derivatives at September 30, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$124,768	$—	$124,768

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(118,323)	(118,323)

Futures contracts	Futures contracts purchased	—	(115,350)	(115,350)

Futures contracts	Futures contracts sold	—	(737,225)	(737,225)

Totals		$124,768	$(970,898)	$(846,130)

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$242,377	$—	$242,377

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(155,689)	(155,689)

Futures contracts	Futures contracts purchased	72,548	—	72,548

Futures contracts	Futures contracts sold	574,341	—	574,341

Totals		$889,266	$(155,689)	$733,577

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(664,345)	$271,788

Futures contracts	Net realized gain (loss) on futures and forward contracts	674,495	(1,090,208)

Total		$10,150	$(818,420)

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$152,914	$(80,244)

Futures contracts	Net realized gain (loss) on futures and forward contracts	881,798	(1,499,463)

Total		$1,034,712	$(1,579,707)

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(620,242)	$217,827

Futures contracts	Net realized gain on futures and forward contracts	1,338,040	2,066,957

Total		$717,798	$2,284,784

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$78,123	$(237,444)

Futures contracts	Net realized gain (loss) on futures and forward contracts	6,117,551	(1,881,225)

Total		$6,195,674	$(2,188,669)

Superfund Green, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of September 30, 2012 and December 31, 2011:

	As of September 30, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$105,247	0.5	$(57,787)	(0.3)	$19,521	0.1		$(60,536)	(0.3)	$6,445
Currency	80,588	0.4	(388,503)	(1.7)	23,888	0.1		(2,820)	(0.0)*	(286,847)
Financial	231,105	1.0	(16,625)	(0.1)	—	—		(9,784)	(0.0)*	204,696
Food & Fiber	49,500	0.2	—	—	22,008	0.1		(90,509)	(0.4)	(19,001)
Indices	41,425	0.2	(703,910)	(3.1)	—	—		(39)	(0.0)*	(662,524)
Metals	421,160	1.8	(2,475)	(0.0)*	—	—		(372,462)	(1.6)	46,223
Energy	125,052	0.5	(24,880)	(0.1)	—	—		(94,140)	(0.4)	6,032
Livestock	72,213	0.3	—	—	8,111	0.0	*	(221,478)	(0.9)	(141,154)

Totals	$1,126,290	4.9	$(1,194,180)	(5.3)	$73,528	0.3		$(851,768)	(3.6)	$(846,130)

*	Due to rounding

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$9,682	0.0	*	$(47,627)	(0.1)	$232,695	0.7		$(108,062)	(0.4)	$86,688
Currency	120,512	0.4		(3,690)	(0.0)*	161,694	0.5		(10,901)	(0.0)*	267,615
Financial	83,224	0.3		(60,467)	(0.2)	—	—		—	—	22,757
Food & Fiber	40,788	0.1		(4,125)	(0.0)*	136,592	0.4		(114,037)	(0.4)	59,218
Indices	31,663	0.1		(2,709)	(0.0)*	112,861	0.4		(56,912)	(0.2)	84,903
Metals	—	—		(50,754)	(0.2)	285,206	0.9		(65,882)	(0.2)	168,570
Energy	255	0.0	*	(82,149)	(0.3)	112,920	0.3		—	—	31,026
Livestock	—	—		—	—	26,490	0.0	*	(13,690)	(0.0)*	12,800

Totals	$286,124	0.9		$(251,521)	(0.8)	$1,068,458	3.2		$(369,484)	(1.2)	$733,577

*	Due to rounding

Series B average* monthly contract volume by market sector as of quarter ended September 30, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	115	70	$239,415	$487,315

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,316	823
Financial	4,034	623
Food & Fiber	63	107
Indices	1,985	756
Metals	697	216
Energy	611	347
Livestock	56	88

Total	8,877	3,030

*	Based on quarterly holdings

Series B average* monthly contract volume by market sector as of quarter ended September 30, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	65	86	$694,704	$734,561

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,911	281
Financial	2,762	479
Food & Fiber	387	138
Indices	920	1,057
Metals	385	228
Energy	490	815
Livestock	121	75

Total	7,041	3,159

*	Based on quarterly holdings

Series B trading results by market sector:

	For the Three Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(664,345)	$271,788	$(392,557)
Currency	(400,788)	(188,586)	(589,374)
Financial	574,184	215,108	789,292
Food & Fiber	551,521	(29,218)	522,303
Indices	78,335	(620,919)	(542,584)
Metals	630,761	(356,113)	274,648
Livestock	(109,710)	(102,674)	(212,384)
Energy	(649,808)	(7,806)	(657,614)

Total net trading gains (losses)	$10,150	$(818,420)	$(808,270)

	For the Nine Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$152,914	$(80,244)	$72,670
Currency	(1,740,840)	(554,463)	(2,295,303)
Financial	969,297	181,939	1,151,236
Food & Fiber	(635,903)	(78,218)	(714,121)
Indices	(80,750)	(747,426)	(828,176)
Metals	222,325	(122,348)	99,977
Livestock	109,150	(153,954)	(44,804)
Energy	2,038,519	(24,993)	2,013,526

Total net trading gains (losses)	$1,034,712	$(1,579,707)	$(544,995)

	For the Three Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(620,242)	$217,827	$(402,415)
Currency	(1,934,454)	154,542	(1,779,912)
Financial	6,723,343	(806,295)	5,917,048
Food & Fiber	(954,011)	234,423	(719,588)
Indices	(593,903)	(671,892)	(1,265,795)
Metals	802,567	655,528	1,458,095
Livestock	(328,770)	37,630	(291,140)
Energy	(2,376,732)	2,463,021	86,289

Total net trading gains	$717,798	$2,284,784	$3,002,582

	For the Nine Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$78,123	$(237,444)	$(159,321)
Currency	725,729	(1,384,846)	(659,117)
Financial	7,526,243	(517,530)	7,008,713
Food & Fiber	(1,342,930)	(217,753)	(1,560,683)
Indices	(3,123,874)	(455,420)	(3,579,294)
Metals	2,636,810	(833,407)	1,803,403
Livestock	(149,840)	(199,150)	(348,990)
Energy	(154,587)	1,726,881	1,572,294

Total net trading gains (losses)	$6,195,674	$(2,118,669)	$4,077,005

(3)	Disclosure of derivative instruments and hedging activities

The Fund follows ASC 815, Disclosures about Derivative Instruments and Hedging Activities. ASC 815 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Derivative instruments held by the Fund do not qualify as derivative instruments held as hedging instruments, as defined in ASC 815. Instead, the Fund includes derivative instruments in its trading activity. Per the requirements of ASC 815, the Fund discloses the gains and losses on its trading activities for both derivative and nonderivative instruments in the Statement of Operations for each Series.

The Fund engages in the speculative trading of forward contracts in currency and futures contracts in a wide range of commodities, including equity markets, interest rates, food and fiber, energy, livestock and metals. ASC 815 requires entities to recognize all derivatives instruments as either assets or liabilities at fair value in the statement of financial position. Investments in forward contracts and commodity futures contracts are recorded in the Statements of Assets and Liabilities as “unrealized appreciation or depreciation on open forward contracts and futures contracts purchased and futures contracts sold.” Since the derivatives held or sold by the Fund are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of ASC 815. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Fund’s realized and unrealized gain (loss) on investments in the Statements of Operations.

Superfund Capital Management believes futures and forward trading activity expressed as a percentage of net assets is indicative of trading activity. Information concerning the fair value of the Fund’s derivatives held long or sold short, as well as information related to the annual average volume of the Fund’s derivative activity, is as follows:

Superfund Green, L.P.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$372,011	$—	$372,011

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(243,000)	(243,000)

Futures contracts	Futures contracts purchased	114,873	—	114,873

Futures contracts	Futures contracts sold	923,781	—	923,781

Totals		$1,410,665	$(243,000)	$1,167,665

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$865,855	$—	$865,855
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(198,269)	(198,269)
Futures contracts	Futures contracts purchased	8,737,815	—	8,737,815
Futures contracts	Futures contracts sold	—	(1,410,287)	(1,410,287)

Totals		$9,603,670	$(1,608,556)	$7,995,114

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$(441,511)	$(538,574)

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	362,848	(6,288,875)

Total		$(78,663)	$(6,827,449)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$(2,128,246)	$1,523,322

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	18,272,760	5,789,399

Total		$16,144,514	$7,312,721

Superfund Green, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$17,051	0.0	*	$(72,108)	(0.1)	$354,960	0.6	$(170,892)	(0.3)	$129,011
Currency	197,746	0.3		(6,098)	(0.0)*	260,294	0.4	(15,958)	(0.0)*	435,984
Financial	130,897	0.1		(98,758)	(0.2)	—	—	—	—	32,139
Food & Fiber	66,564	0.1		(5,688)	(0.0)*	216,359	0.3	(180,838)	(0.3)	96,397
Indices	49,517	0.1		(4,144)	(0.0)*	188,120	0.3	(89,978)	(0.1)	143,515
Metals	—	—		(79,729)	(0.1)	452,224	0.7	(105,682)	(0.2)	266,813
Energy	285	0.0	*	(135,719)	(0.2)	183,020	0.3	(4,860)	(0.0)*	42,726
Livestock	—	—		—	—	43,860	0.1	(22,780)	(0.0)*	21,080

Totals	$462,060	0.6		$(402,244)	(0.6)	$1,698,837	2.7	$(590,988)	(0.9)	$1,167,665

*	Due to rounding

Superfund Green, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$738,372	0.8	$(54,386)	(0.1)		$127,483	0.1		$(143,883)	(0.2)	$667,586
Currency	2,396,944	2.6	(3,962)	(0.0	)*	191,700	0.2		(76,838)	(0.1)	2,507,844
Financial	560,237	0.6	(31,749)	(0.0	)*	29,494	0.0	*	(113,327)	(0.1)	444,655
Food & Fiber	902,002	1.0	(1,593)	(0.0	)*	—	—		—	—	900,409
Indices	762,166	0.8	(339,028)	(0.4)		61,638	0.1		(8,315)	(0.0)*	476,461
Metals	3,486,182	3.7	(28,851)	(0.0	)*	—	—		(1,392,238)	(1.5)	2,065,093
Energy	791,456	0.9	(96,149)	(0.1)		—	—		(102,401)	(0.1)	592,906
Livestock	340,330	0.4	(170)	(0.0	)*	—	—		—	—	340,160

Totals	$9,977,689	10.7	$(555,888)	(0.6)		$410,315	0.4		$(1,837,002)	(2.0)	$7,995,114

*	Due to rounding

Superfund Green, L.P. average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	196	207	$1,603,144	$1,440,368

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	3,591	785
Financial	5,965	1,015
Food & Fiber	442	272
Indices	2,426	1,715
Metals	872	309
Energy	1,138	1,405
Livestock	189	85

Total	14,819	5,793

*	Based on quarterly holdings

Superfund Green, L.P. average* contract volume by market sector for the Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	173	187	$1,896,542	$(2,119,850)

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	2,318	263
Financial	5,007	1,784
Food & Fiber	642	650
Indices	3,825	537
Metals	1,129	133
Energy	139	79
Livestock	1,396	943

Total	14,629	4,576

*	Based on quarterly holdings

Superfund Green, L.P. trading results by market sector:

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(441,511)	$(538,575)	$(980,086)
Currency	(3,878,505)	(2,071,860)	(5,950,365)
Financial	7,438,782	(412,516)	7,026,266
Food & Fiber	(1,921,994)	(804,012)	(2,726,006)
Indices	(7,045,520)	(332,946)	(7,378,466)
Metals	3,760,578	(1,798,280)	1,962,298
Livestock	(562,880)	(319,080)	(881,960)

Energy	2,572,387	(550,180)	2,022,207

Total net trading gain	$(78,663)	$(6,827,449)	$(6,906,112)

	For the Year Ended December 31, 2010
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(2,128,246)	$1,523,322	$(604,924)
Currency	2,744,244	3,138,981	5,883,225
Financial	12,868,844	780,657	13,649,501
Food & Fiber	708,330	(160,053)	548,277
Indices	2,314,961	(1,675,425)	639,536
Metals	5,336,009	3,117,669	8,453,678
Livestock	(697,290)	410,720	(286,570)

Energy	(5,002,338)	176,850	(4,825,488)

Total net trading loss	$16,144,514	$7,312,721	$23,457,235

Superfund Green, L.P.—Series A

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$129,634	$—	$129,634

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(87,311)	(87,311)

Futures contracts	Futures contracts purchased	42,325	—	42,325

Futures contracts	Futures contracts sold	349,440	—	349,440

Totals		$521,399	$(87,311)	$434,088

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$280,718	$—	$280,718

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(57,275)	(57,275)

Futures contracts	Futures contracts purchased	2,839,432	—	2,839,432

Futures contracts	Futures contracts sold	—	(445,767)	(445,767)

Totals		$3,120,150	$(503,042)	$2,617,108

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Loss on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(149,986)	$(181,120)

Futures contracts	Net realized and unrealized loss on futures and forward contracts	(184,091)	(2,001,900)

Total		$(334,077)	$(2,183,020)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$(522,897)	$457,262

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	6,391,752	1,938,876

Total		$5,868,855	$2,396,138

Superfund Green, L.P.—Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$7,369	0.0	*	$(24,481)	(0.1)	$122,265	0.4		$(62,830)	(0.2)	$42,323
Currency	77,234	0.2		(2,408)	(0.0)*	98,600	0.3		(5,057)	(0.0)*	168,369
Financial	47,673	0.1		(38,291)	(0.1)	—	—		—	—	9,382
Food & Fiber	25,776	0.1		(1,563)	(0.0)*	79,767	0.2		(66,801)	(0.2)	37,179
Indices	17,854	0.1		(1,435)	(0.0)*	75,259	0.2		(33,066)	(0.1)	58,612
Metals	—	—		(28,975)	(0.1)	167,018	0.5		(39,800)	(0.1)	98,243
Energy	30	(0.0	)*	(53,570)	(0.2)	70,100	0.2		(4,860)	(0.0)*	11,700
Livestock	—	—		—	—	17,370	0.0	*	(9,090)	(0.0)*	8,280

Totals	$175,936	0.5		$(150,723)	(0.5)	$630,379	1.8		$(221,504)	(0.6)	$434,088

*	Due to rounding

Superfund Green, L.P.—Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$239,419	0.6	$(21,762)	(0.0	)*	$41,299	0.1		$(35,513)	(0.1)	$223,443
Currency	787,461	2.0	(1,324)	(0.0	)*	63,900	0.2		(25,144)	(0.1)	824,893
Financial	189,781	0.5	(10,306)	(0.0	)*	5,112	0.0	*	(37,787)	(0.1)	146,800
Food & Fiber	290,036	0.8	(567)	(0.0	)*	—	—		—	—	289,469
Indices	236,418	0.6	(110,787)	(0.3)		27,165	0.1		(4,035)	(0.0)*	148,761
Metals	1,148,734	3.0	(9,803)	(0.0	)*	—	—		(444,188)	(1.2)	694,743
Energy	241,741	0.6	(31,572)	(0.1)		—	—		(30,790)	(0.1)	179,379
Livestock	109,680	0.3	(60)	(0.0	)*	—	—		—	—	109,620

Totals	$3,243,270	8.4	$(186,181)	(0.4)		$137,476	0.4		$(577,457)	(1.6)	$2,617,108

*	Due to rounding

Series A average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	75	81	$421,962	$358,827
	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,098	207
Financial	1,769	394
Food & Fiber	149	70
Indices	829	502
Metals	262	107
Energy	314	426
Livestock	57	24

Totals	4,553	1,811

*	Based on quarterly holdings

Series A average* contract volume by market sector for the Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	77	82	$559,181	$(609,048)
	Average Number of Long Contracts	Average Number of Short Contracts
Currency	744	86
Financial	1,480	622
Food & Fiber	217	197
Indices	1,289	159
Metals	355	42
Energy	434	305
Livestock	45	25

Totals	4,641	1,518

*	Based on quarterly holdings

Series A trading results by market sector:

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Loss	Net Trading Gain (Loss)
Foreign Exchange	$(149,986)	$(181,120)	$(331,106)
Currency	(1,590,241)	(656,524)	(2,246,765)
Financial	2,439,482	(137,418)	2,302,064
Food & Fiber	(694,402)	(252,290)	(946,692)
Indices	(2,176,386)	(90,149)	(2,266,535)
Metals	1,374,483	(596,500)	777,983
Livestock	(206,600)	(101,340)	(307,940)

Energy	669,573	(167,679)	501,894

Total net trading gain	$(334,077)	$(2,183,020)	$(2,517,097)

	For the Year Ended December 31, 2010
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(522,897)	$457,262	$(65,635)
Currency	1,096,391	1,001,488	2,097,879
Financial	4,048,496	224,227	4,272,723
Food & Fiber	176,523	(5,505)	171,018
Indices	792,597	(448,785)	343,812
Metals	1,881,266	978,538	2,859,804
Livestock	(212,180)	129,680	(82,500)

Energy	(1,391,341)	59,233	(1,332,108)

Total net trading loss	$5,868,855	$2,396,138	$8,264,993

Superfund Green, L.P.—Series B

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$242,377	$—	$242,377

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(155,689)	(155,689)

Futures contracts	Futures contracts purchased	72,548	—	72,548

Futures contracts	Futures contracts sold	574,341	—	574,341

Totals		$889,266	$(155,689)	$733,577

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$585,137	$—	$585,137

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(140,994)	(140,994)

Futures contracts	Futures contracts purchased	5,898,383	—	5,898,383

Futures contracts	Futures contracts sold	—	(964,520)	(964,520)

Totals		$6,483,520	$(1,105,514)	$5,378,006

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Realized and unrealized loss on futures and forward contracts	$(291,525)	$(357,454)

Futures contracts	Realized and unrealized gain (loss) on futures and forward contracts	546,939	(4,286,975)

Total		$255,414	$(4,644,429)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Realized and unrealized gain (loss) on futures and forward contracts	$(1,605,349)	$1,066,060

Futures contracts	Realized and unrealized gain on futures and forward contracts	11,881,008	3,850,523

Total		$10,275,659	$4,916,583

Superfund Green, L.P.—Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$9,682	0.0	*	$(47,627)	(0.1)	$232,695	0.7		$(108,062)	(0.4)	$86,688
Currency	120,512	0.4		(3,690)	(0.0)*	161,694	0.5		(10,901)	(0.0)*	267,615
Financial	83,224	0.3		(60,467)	(0.2)	—	—		—	—	22,757
Food & Fiber	40,788	0.1		(4,125)	(0.0)*	136,592	0.4		(114,037)	(0.4)	59,218
Indices	31,663	0.1		(2,709)	(0.0)*	112,861	0.4		(56,912)	(0.2)	84,903
Metals	—	—		(50,754)	(0.2)	285,206	0.9		(65,882)	(0.2)	168,570
Energy	255	(0.0	)*	(82,149)	(0.3)	112,920	0.3		—	—	31,026
Livestock	—	—		—	—	26,490	0.0	*	(13,690)	(0.0)*	12,800

Totals	$286,124	0.9		$(251,521)	(0.8)	$1,068,458	3.2		$(369,484)	(1.2)	$733,577

*	Due to rounding

Superfund Green, L.P.—Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$498,953	0.9	$(32,624)	(0.1)		$86,184	0.2		$(108,370)	(0.2)	$444,143
Currency	1,609,483	2.9	(2,638)	(0.0	)*	127,800	0.2		(51,694)	(0.1)	1,682,951
Financial	370,456	0.6	(21,443)	(0.0	)*	24,382	0.0	*	(75,540)	(0.1)	297,855
Food & Fiber	611,966	1.1	(1,026)	(0.0	)*	—	—		—	—	610,940
Indices	525,748	0.9	(228,241)	(0.4)		34,473	0.1		(4,280)	(0.0)*	327,700
Metals	2,337,448	4.3	(19,048)	(0.0	)*	—	—		(948,050)	(1.7)	1,370,350
Energy	549,715	1.0	(64,577)	(0.1)		—	—		(71,611)	(0.1)	413,527
Livestock	230,650	0.4	(110)	(0.0	)*	—	—		—	—	230,540

Totals	$6,734,419	12.1	$(369,707)	(0.6)		$272,839	0.5		$(1,259,545)	(2.2)	$5,378,006

*	Due to rounding

Series B average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	121	126	$1,181,182	$1,081,541

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	2,493	578
Financial	4,196	621
Food & Fiber	293	202
Indices	1,597	1,213
Metals	610	202
Livestock	132	61
Energy	824	979

Totals	10,266	3,982

*	Based on quarterly holdings

Series B average contract volume by market sector for the Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	96	105	$1,337,361	$(1,510,802)

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,574	177
Financial	3,527	1,162
Food & Fiber	425	453
Indices	2,536	378
Metals	774	91
Livestock	94	54
Energy	962	638

Totals	9,988	3,058

*	Based on quarterly holdings

Series B trading results by market sector:

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(291,525)	$(357,455)	$(648,980)
Currency	(2,288,264)	(1,415,336)	(3,703,600)
Financial	4,999,300	(275,098)	4,724,202
Food & Fiber	(1,227,592)	(551,722)	(1,779,314)
Indices	(4,869,134)	(242,797)	(5,111,931)
Metals	2,386,095	(1,201,780)	1,184,315
Livestock	(356,280)	(217,740)	(574,020)
Energy	1,902,814	(382,501)	1,520,313

Total net trading gain	$255,414	$(4,644,429)	$(4,389,015)

	For the Year Ended December 31, 2010
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(1,605,349)	$1,066,060	$(539,289)
Currency	1,647,853	2,137,493	3,785,346
Financial	8,820,348	556,430	9,376,778
Food & Fiber	531,807	(154,548)	377,259
Indices	1,522,364	(1,226,640)	295,724
Metals	3,454,743	2,139,131	5,593,874
Livestock	(485,110)	281,040	(204,070)
Energy	(3,610,997)	117,617	(3,493,380)

Total net trading gain	$10,275,659	$4,916,583	$15,192,242

Due from/to Brokers	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Due from/to Brokers

5. Due from/to brokers

Due from brokers consists of proceeds from securities sold. Amounts due from brokers may be restricted to the extent that they serve as deposits for securities sold short. Amounts due to brokers represent margin borrowings that are collateralized by certain securities. As of September 30, 2012 and December 31, 2011, there were no amounts due to brokers.

In the normal course of business, all of the Fund’s marketable securities transactions, money balances and marketable security positions are transacted with brokers. The Fund is subject to credit risk to the extent any broker with whom it conducts business is unable to fulfill contractual obligations on its behalf. On October 31, 2011, MF Global reported to the SEC and the Commodity Futures Trading Commission (“CFTC”) possible deficiencies in customer segregated accounts held at the firm. As a result, the SEC and CFTC determined that a liquidation proceeding led by the Securities Investor Protection Corporation (“SIPC”) would be the safest and most prudent course of action to protect customer accounts and assets, and SIPC initiated the liquidation of MF Global under the Securities Investor Protection Act. Superfund Capital Management closely monitored MF Global in the weeks prior to October 31, 2011 and began reducing the Fund’s exposure to MF Global. In October, total trading positions and assets of the Fund held at MF Global were reduced and steps were initiated to transfer all remaining positions and assets from MF Global to other clearing brokers prior to the bankruptcy filing. In the fourth quarter of 2011, the SIPC liquidation Trustee announced that the shortfall in the customer segregated funds account could be as much as 22% or more. After consideration of the Fund’s exposure, Superfund Capital Management caused the Fund to take a reserve to account for the Fund’s estimated exposure to such 22% shortfall. Series A recorded a reserve that reduced the net asset value by approximately $337,000 and Series B recorded a reserve that reduced the net asset value by approximately $529,000.

Since the Fund’s initial reserve was taken, an active market has developed for MF Global claims similar to the Fund’s. As a result, Superfund Capital Management received bids from third parties for the purchase of the Fund’s MF Global claims. Following this process, Superfund Capital Management determined it was in the best interests of the Fund to sell its MF Global claims, and the Fund closed on the sale in the amount of $904,087 for Series A and $1,736,710 for Series B on June 11, 2012. Although the sale did not close until June 11, 2012, Superfund Capital Management recognized the change in reserve prior to closing the Fund’s books effective May 31, 2012. Because the sale price did not match the amount of the Fund’s assets on deposit at MF Global as reduced by the reserve, each Series recognized a change in value as of May 31, 2012 as a result of the sale. Such change in reserve is presented as “Gain/Loss on MF Global” on the Statements of Operations. Due to the manner in which each Series’ assets were held at MF Global, the sale price for Series A’s claim was slightly more than the carrying amount of Series A’s assets on deposit at MF Global (as reduced by the amount the reserve taken, as described above), while the sales price for Series B’s claim was slightly less than the carrying amount of Series B’s assets on deposit at MF Global (as reduced by the amount of the reserve taken, as described above). As a result, on May 31, 2012, the net asset value of the Series A Units increased by approximately 0.13% (or approximately $1.82 per Unit) and the net asset value of the Series B Units was reduced by approximately 0.12% (or approximately $1.92 per Unit). Following this sale, the Fund no longer has any exposure to MF Global.

(4)	Due from/to Brokers

Due from brokers consist of proceeds from securities sold. Amounts due from brokers may be restricted to the extent that they serve as deposits for securities sold short. Amounts due to brokers represent margin borrowings that are collateralized by certain securities. As of December 31, 2011, there were no amounts due to brokers.

In the normal course of business, all of the Fund’s marketable securities transactions, money balances and marketable security positions are transacted with brokers. The Fund is subject to credit risk to the extent any broker with whom it conducts business is unable to fulfill contractual obligations on its behalf. On October 31, 2011, MF Global reported to the SEC and the CFTC possible deficiencies in customer segregated accounts held at the firm. As a result, the SEC and CFTC determined that a liquidation proceeding led by SIPC would be the safest and most prudent course of action to protect customer accounts and assets, and SIPC initiated the liquidation of MF Global under the Securities Investor Protection Act. Superfund Capital Management closely monitored MF Global in the weeks prior to October 31, 2011 and began reducing the Fund’s exposure to MF Global. In October, total trading positions and assets of the Fund held at MF Global were reduced and steps were initiated to transfer all remaining positions and assets from MF Global to other clearing brokers prior to the bankruptcy filing. On November 21, 2011, the SIPC liquidation Trustee announced that the shortfall in the customer segregated funds account could be as much as 22% or more. After consideration of the Fund’s exposure, the General Partner caused the Fund to take a reserve to account for the Fund’s estimated exposure to such 22% shortfall as of October 31, 2011. As of December 31, 2011 approximately $1.27 million of Series A assets were still on deposit in an account(s) at MF Global. These assets represented approximately 4.1% of Series A’s net asset value of approximately $30.88 million as of December 31, 2011. On October 31, 2011, Series A recorded a reserve that reduced the net asset value by $337,063 (or approximately $14.26 per Series A Unit) as of December 31, 2011. As of December 31, 2011 approximately $2.35 million of Series B assets were still on deposit in an account(s) at MF Global. These assets represent approximately 7.2% of Series B’s net asset value of approximately $32.55 million as of December 31, 2011. On October 31, 2011, Series B recorded a reserve that reduced the net asset value by $529,613 (or approximately $22.51 per Series B Unit) as of December 31, 2011. The General Partner does not believe that the MF Global liquidation will have a material impact on the ongoing trading operations of the Fund. However, because MF Global is still in the liquidation process as of today, further developments in the MF Global liquidation proceedings may have an impact on the ability of the Fund to:

•	satisfy redemption requests in the normal 20-day time period;

•	adequately value redemption requests in the ordinary timeframe;

•	accept new subscriptions and properly value the net asset value for new subscribers; and

•	provide for accurate valuation in the Fund’s account statements provided to Limited Partners.

There can be no assurances:

•	that the Fund will have immediate access to any or all of its assets in accounts held at MF Global; and

•	as to the amount or value of those assets in the context of the bankruptcy.

Future actions involving MF Global may impact the Fund’s ability to value the portion of its assets held at MF Global and/or delay the payment of a Limited Partner’s pro rata share of such assets upon redemption. The foregoing reserve is based upon available information. As additional information becomes available, additional reserves may be taken or prior reserves reversed. As a result, all Limited Partners will participate in any future reserves taken (resulting in decreases in the Fund’s net asset value) or any reversal of prior reserves (resulting in increases in the Fund’s net asset value) to the extent that such Limited Partner holds Units at the time that such reserve is taken or reversed.

Allocation of net profits and losses	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Allocation of net profits and losses

6. Allocation of net profits and losses

In accordance with the Fund’s Sixth Amended and Restated Limited Partnership Agreement, net profits and losses of the Fund are allocated to partners according to their respective interests in the Fund as of the beginning of each month.

Subscriptions received in advance, if any, represent cash received prior to the balance sheet date for subscriptions of the subsequent month and do not participate in the earnings of the Fund until the following month.

(5)	Allocation of Net Profits and Losses

In accordance with the Fifth Amended and Restated Limited Partnership Agreement, net profits and losses of the Fund are allocated to partners according to their respective interests in the Fund as of the beginning of each month.

Subscriptions received in advance, if any, represent cash received prior to December 31 for contributions of the subsequent month and do not participate in the earnings of the Fund until the following January.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions

7. Related party transactions

Superfund Capital Management shall be paid a management fee equal to one-twelfth of 1.85% of month-end net assets (1.85% per annum), ongoing offering expenses equal to one-twelfth of 1% of month-end net assets (1% per annum), not to exceed the amount of actual expenses incurred, and monthly operating expenses equal to one-twelfth of 0.15% of month-end net assets (0.15% per annum), not to exceed the amount of actual expenses incurred. Superfund Capital Management will also be paid a monthly performance/incentive fee equal to 25% of the new appreciation without respect to interest income. Trading losses will be carried forward and no further performance/incentive fee may be paid until the prior losses have been recovered. In addition, Superfund Asset Management, LLC, an affiliate of Superfund Capital Management, serves as the introducing broker for the Fund’s futures transactions and receives a portion of the brokerage commissions paid by the Fund in connection with its futures trading. Superfund USA, LLC, an entity related to Superfund Capital Management by common beneficial ownership, shall be paid monthly selling commissions equal to one-twelfth of 4% (4% per annum) of the month-end net asset value of the Fund. However, the maximum cumulative selling commission per Unit is limited to 10% of the initial public offering price of Units sold. Selling commissions charged as of the end of each month in excess of 10% of the initial public offering price of Units sold shall not be paid out to any selling agent but shall instead be held in a separate account. Accrued monthly performance fees, if any, will then be charged against both net assets of the Fund as of month-end, as well as against amounts held in the separate account. Any increase or decrease in net assets and any accrued interest will then be credited or charged to each Limited Partner on a pro rata basis. The remainder of the amounts held in the separate account, if any, shall then be reinvested in Units as of such month-end, at the current net asset value, for the benefit of the appropriate Limited Partner. The amount of any distribution to a Limited Partner, any amount paid to a Limited Partner on redemption of Units and any redemption fee paid to Superfund Capital Management upon the redemption of Units will be charged to that Limited Partner. Selling commissions are shown gross on the statement of operations and amounts over the 10% selling commission threshold are rebated to the Limited Partner by purchasing Units of the Fund.

As of September 30, 2012, Superfund Capital Management owned 386.799 Units of Series A, representing 2.27% of the total issued Units of Series A, and 540.170 Units of Series B, representing 2.97% of the total issued Units of Series B, having a combined value of $1,149,436.07. Losses allocated to Units of Series A and Series B owned by Superfund Capital Management were $62,617.44 for the quarter ended September 30, 2012. Superfund Capital Management did not make any contributions to or withdrawals from any Series during this period.

(6)	Related Party Transactions

Superfund Capital Management shall be paid a management fee equal to one-twelfth of 1.85% of month-end net assets (1.85% per annum) of net assets, ongoing offering expenses equal to one-twelfth of 1% of month-end net assets (1% per annum), not to exceed the amount of actual expenses incurred, and monthly operating expenses equal to one-twelfth of 0.15% of month-end net assets (0.15% per annum), not to exceed the amount of actual expenses incurred. Superfund Capital Management will also be paid a monthly performance/incentive fee equal to 25% of the new appreciation without respect to interest income. Trading losses will be carried forward and no further performance/incentive fee may be paid until the prior losses have been recovered. In addition, Superfund Asset Management, Inc., an affiliate of Superfund Capital Management, serves as the introducing broker for the Fund’s futures transactions and receives a portion of the brokerage commissions paid by the Fund in connection with its futures trading, Superfund USA, an entity related to Superfund Capital Management by common ownership, shall be paid monthly selling commissions equal to one-twelfth of 4% (4% per annum) of the month-end net asset value of the Fund. However, the maximum cumulative selling commission per Unit is limited to 10% of the initial public offering price of Units sold. Selling commissions charged as of the end of each month in excess of 10% of the initial public offering price of Units sold shall not be paid out to any selling agent but shall instead be held in a separate account. Accrued monthly performance fees, if any, will then be charged against both net assets of the Fund as of month-end, as well as against amounts held in the separate account. Any increase or decrease in net assets and any accrued interest will then be credited or charged to each investor (a “Limited Partner”) on a pro rata basis. The remainder of the amounts held in the separate account, if any, shall then be reinvested in Units as of such month-end, at the current net asset value, for the benefit of the appropriate Limited Partner. The amount of any distribution to a Limited Partner, any amount paid to a Limited Partner on redemption of Units and any redemption fee paid to Superfund Capital Management upon the redemption of Units will be charged to that Limited Partner. Selling commissions are shown gross on the statement of operations and amounts over the 10% selling commission threshold are rebated to the Limited Partner by purchasing Units of the Fund. For the year ended December 31, 2011, rebated selling commissions amounted to $555,389 for Series A and $643,905 for Series B.

As of December 31, 2011, Superfund Capital Management owned 386.799 Units of Series A, representing 1.60% of the total issued Units of Series A, and 532.732 Units of Series B, representing 2.18% of the total issued Units of Series B, having a combined value of $1,245,854. Losses allocated to Units of Series A and Series B owned by Superfund Capital Management were $297,773 for the year ended December 31, 2011. Selling commissions over the 10% threshold in the amount of $7,003 were rebated to Superfund Capital Management during this period through the purchase of 4.511 Units of Series A. Superfund Capital Management did not make any other contributions to or withdrawals from either Series during this period. Superfund Capital Management’s ownership of Units of Series A and Series B is included in the overall changes in capital activity reported in the Statements of Changes in Net Assets.

Financial highlights	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Financial highlights

8. Financial highlights

Financial highlights for the period January 1 through September 30 are as follows:

	2012		2011
	Series A	Series B	Series A	Series B
Total return before incentive fees	(7.4)%	(9.6)%	(0.8)%	0.5%

Incentive fees	0.0%	0.0%	0.0%	0.0%

MF Global	0.2%	(0.2)%	0.0%	0.0%

Total return after incentive fees	(7.2)%	(9.8)%	(0.8)%	0.5%

Ratios to average partners’ capital
Operating expenses before incentive fees and MF Global	6.8%	7.4%	8.6%	9.2%
Incentive fees	0.0%	0.0%	0.0%	0.0%
MF Global	(0.2)%	0.1%	0.0%	0.0%

Total expenses	6.6%	7.5%	8.6%	9.2%

Net investment loss	(6.7)%	(7.4)%	(8.5)%	(9.2)%

Net asset value per unit, beginning of period	$1,306.48	$1,391.44	$1,550.72	$1,773.52
Net investment loss	(84.39)	(102.69)	(99.06)	(124.40)
Net gain (loss) on investments	(9.28)	(33.33)	86.35	132.65

Net asset value per unit, end of period	$1,212.81	$1,255.42	$1,538.01	$1,781.77

Other per Unit information:
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of Units during period) upon weighted average number of Units during period)	$(85.65)	$(130.46)	$(13.59)	$15.80

Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$(93.67)	$(136.02)	$(12.71)	$8.25

Financial highlights for the period July 1 through September 30 are as follows:

	2012		2011
	Series A	Series B	Series A	Series B
Total return before incentive fees	(4.0)%	(5.9)%	2.5%	3.7%

Incentive fees	0%	0%	0.0%	0.0%

Total return after incentive fees	(4.0)%	(5.9)%	2.5%	3.7%

Ratios to average partners’ capital
Operating expenses before incentive fees	2.3%	2.6%	8.4%	8.8%
Incentive fees	0.0%	0%	0.0%	0.0%

Total expenses	2.3%	2.6%	8.4%	8.8%

Net investment loss	(2.3)%	(2.6)%	(8.4)%	(8.8)%

Net asset value per unit, beginning of period	$1,263.62	$1,334.65	$1,500.62	$1,718.58
Net investment loss	(28.67)	(34.09)	(32.62)	(40.45)
Net gain on investments	(22.14)	(45.14)	70.01	103.64

Net asset value per unit, end of period	$1,212.81	$1,255.42	$1,538.01	$1,781.77

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average number of Units during period) upon weighted average number of Units during period)	$(44.53)	$(76.09)	$36.69	$71.05

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$(50.81)	$(79.23)	$37.39	$63.19

Financial highlights are calculated for each series taken as a whole. An individual partner’s return, per unit data, and ratios may vary based on the timing of capital transactions.

(7)	Financial Highlights

Financial highlights for the year ended December 31, 2011, are as follows:

	SERIES A	SERIES B
Total return*
Total return before incentive fees and MF Global reserve	(14.8)%	(20.3)%
Incentive fees	0.0	0.0
MF Global reserve	(0.9)%	(1.3)%

Total return after incentive fees	(15.7)%	(21.6)%

Ratio to average partners’ capital
Operating expenses before incentive fees	8.5%	9.2%
Incentive fees	0.0	0.0
MF Global reserve	0.9%	1.1%

Total expenses	9.4%	10.3%

Net investment loss	(9.4)%	(10.2)%

Net asset value per unit, beginning of period	$1,550.72	$1,773.52
Net investment loss	(143.34)	(178.54)
Net loss on investments	(100.90)	(203.54)

Net asset value per unit, end of period	$1,306.48	$1,391.44

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(246.81)	$(337.97)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(244.24)	$(382.08)

Financial highlights for the year ended December 31, 2010, are as follows:

	SERIES A	SERIES B
Total return
Total return before incentive fees	14.5%	21.9%
Incentive fees	0.0	0.0

Total return after incentive fees	14.5%	21.9%

Ratio to average partners’ capital
Operating expenses before incentive fees	9.1%	10.1%
Incentive fees	0.0	0.5

Total expenses	9.1%	10.1%

Net investment loss	(9.0)%	(10.1)%

Net asset value per unit, beginning of period	$1,354.49	$1,454.64
Net investment loss	(122.46)	(145.97)
Net gain on investments	318.69	464.85

Net asset value per unit, end of period	$1,550.72	$1,773.52

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average Number of Units during period)	$196.01	$297.46

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit)	$196.23	$318.88

Financial instrument risk	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Financial Instrument Risk

9. Financial instrument risk

In the normal course of its business, the Fund is party to financial instruments with off-balance sheet risk, including derivative financial instruments and derivative commodity instruments. The term “off-balance sheet risk” refers to an unrecorded potential liability that, even though it does not appear on the balance sheet, may result in a future obligation or loss. These financial instruments may include forwards, futures and options, whose values are based upon an underlying asset, index, or reference rate, and generally represent future commitments to exchange currencies or cash flows, to purchase or sell other financial instruments at specific terms at specific future dates, or, in the case of derivative commodity instruments, to have a reasonable possibility to be settled in cash, through physical delivery or with another financial instrument. These instruments may be traded on an exchange or OTC. Exchange-traded instruments are standardized and include futures and certain option contracts. OTC contracts are negotiated between contracting parties and include forwards and certain options. Each of these instruments is subject to various risks similar to those related to the underlying financial instruments including market and credit risk. In general, the risks associated with OTC contracts are greater than those associated with exchange-traded instruments because of the greater risk of default by the counterparty to an OTC contract.

For the Fund, gross unrealized gains and losses related to exchange-traded futures were $1,702,406 and $3,027,413, respectively, and gross unrealized gains and losses related to non-exchange-traded forwards were $199,662 and $174,721, respectively, at September 30, 2012.

For Series A, gross unrealized gains and losses related to exchange-traded futures were $627,356 and $1,099,788, respectively, and gross unrealized gains and losses related to non-exchange-traded forwards were $74,894 and $56,398, respectively, at September 30, 2012.

For Series B, gross unrealized gains and losses related to exchange-traded futures were $1,075,050 and $1,927,625, respectively, and gross unrealized gains and losses related to non-exchange-traded forwards were $124,768 and $118,323, respectively, at September 30, 2012.

Market risk is the potential for changes in the value of the financial instruments traded by the Fund due to market changes, including interest and foreign exchange rate movements and fluctuations in commodity or security prices. In entering into these contracts, there exists a market risk that such contracts may be significantly influenced by conditions such as interest rate volatility, resulting in such contracts being less valuable. If the markets should move against all of the futures interest positions at the same time, and Superfund Capital Management was unable to offset such positions, the Fund could experience substantial losses.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk with respect to exchange-traded instruments is reduced to the extent that an exchange or clearing organization acts as a counterparty to the transactions. The Fund’s risk of loss in the event of counterparty default is typically limited to the amounts recognized in the statements of assets and liabilities and not represented by the contract or notional amounts of the instruments. As the Fund’s assets are held in segregated accounts with futures commission merchants, the Fund has credit risk and concentration risk. The Fund’s futures commission merchants are currently ADM Investor Services, Inc. and Barclays Capital Inc. Prior to its insolvency, the Fund used MF Global, Inc. as one of its futures commission merchants. See Note 5 for additional discussion of MF Global.

Superfund Capital Management monitors and attempts to control the Fund’s risk exposure on a daily basis through financial, credit, and risk management monitoring systems, and accordingly believes that it has effective procedures for evaluating and limiting the credit and market risks to which the Fund is subject. These monitoring systems allow Superfund Capital Management to statistically analyze actual trading results with risk adjusted performance indicators and correlation statistics. In addition, on-line monitoring systems provide account analysis of futures and forward positions by sector, margin requirements, gain and loss transactions, and collateral positions.

The majority of these futures and forwards mature within one year of September 30, 2012. However, due to the nature of the Fund’s business, these instruments may not be held to maturity.

(8)	Financial Instrument Risk

In the normal course of its business, the Fund is party to financial instruments with off-balance sheet risk, including derivative financial instruments and derivative commodity instruments. The term “off-balance sheet risk” refers to an unrecorded potential liability that, even though it does not appear on the balance sheet, may result in a future obligation or loss. These financial instruments may include forwards, futures and options, whose values are based upon an underlying asset, index or reference rate, and generally represent future commitments to exchange currencies or cash flows, to purchase or sell other financial instruments at specific terms at specific future dates, or, in the case of derivative commodity instruments, to have a reasonable possibility to be settled in cash, through physical delivery or with another financial instrument. These instruments may be traded on an exchange or OTC. Exchange traded instruments are standardized and include futures and certain option contracts. OTC contracts are negotiated between contracting parties and include forwards and certain options. Each of these instruments is subject to various risks similar to those related to the underlying financial instruments including market and credit risk. In general, the risks associated with OTC contracts are greater than those associated with exchange traded instruments because of the greater risk of default by the counterparty to an OTC contract.

For the Fund, gross unrealized gains and losses related to exchange traded futures were $1,788,886 and $750,232, respectively, and gross unrealized gains and losses related to non-exchange traded forwards were $372,011 and $243,000, respectively, at December 31, 2011.

For Series A, gross unrealized gains and losses related to exchange traded futures were $676,681 and $284,916, respectively, and gross unrealized gains and losses related to non-exchange traded forwards were $129,634 and $87,311, respectively, at December 31, 2011.

For Series B, gross unrealized gains and losses related to exchange traded futures were $1,112,205 and $465,316, respectively, and gross unrealized gains and losses related to non-exchange traded forwards were $242,377 and $155,689, respectively, at December 31, 2011.

Market risk is the potential for changes in the value of the financial instruments traded by the Fund due to market changes, including interest and foreign exchange rate movements and fluctuations in commodity prices. In entering into these contracts, there exists a market risk that such contracts may be significantly influenced by conditions, such as interest rate volatility, resulting in such contracts being less valuable. If the markets should move against all of the futures interest positions at the same time, and Superfund Capital Management is unable to offset such positions, the Fund could experience substantial losses.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk with respect to exchange-traded instruments is reduced to the extent that an exchange or clearing organization acts as a counterparty to the transactions. The Fund’s risk of loss in the event of counterparty default is typically limited to the amounts recognized in the statements of assets and liabilities and not represented by the contract or notional amounts of the instruments. As the Fund’s assets are held in segregated accounts with futures commission merchants, the Fund has credit risk and concentration risk. The Fund’s futures commission merchants are currently ADM Investor Services, Inc., Barclays Capital Inc., and Rosenthal Collins Group, L.L.C. Prior to its insolvency, the Fund used MF Global, Inc. as one of its futures commission merchants. See Note 4 for MF Global discussion.

Superfund Capital Management monitors and attempts to control the Fund’s risk exposure on a daily basis through financial, credit and risk management monitoring systems, and accordingly believes that it has effective procedures for evaluating and limiting the credit and market risks to which the Fund is subject. These monitoring systems allow Superfund Capital Management to statistically analyze actual trading results with risk adjusted performance indicators and correlation statistics. In addition, on-line monitoring systems provide account analysis of futures and forward positions by sector, margin requirements, gain and loss transactions and collateral positions.

The majority of these instruments mature within one year of December 31, 2011. However, due to the nature of the Fund’s business, these instruments may not be held to maturity.

Subscriptions and redemptions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subscriptions and Redemptions

10. Subscriptions and redemptions

Investors must submit subscriptions at least five business days prior to the applicable month-end closing date and they will be accepted once payments are received and cleared. All subscription funds are required to be promptly transmitted to the escrow agent, HSBC Bank USA. Subscriptions must be accepted or rejected by Superfund Capital Management within five business days of receipt, and the settlement date for the deposit of subscription funds in escrow must be within five business days of acceptance. No fees or costs will be assessed on any subscription while held in escrow, irrespective of whether the subscription is accepted or the subscription funds are returned.

A Limited Partner may request any or all of his investment in such Series be redeemed by such Series at the net asset value of a Unit within such Series as of the end of each month, subject to a minimum redemption of $1,000 and subject further to such Limited Partner having an investment in such Series, after giving effect to the requested redemption, at least equal to the minimum initial investment amount of $10,000. Limited Partners must transmit a written request of such redemption to Superfund Capital Management not less than five business days prior to the end of the month (or such shorter period as permitted by Superfund Capital Management) as of which the redemption is to be effective. Redemptions will generally be paid within twenty days after the effective date of the redemption. However, in special circumstances, including, but not limited to, inability to liquidate dealers’ positions as of a redemption date or default or delay in payments due to each Series from clearing brokers, banks or other persons or entities, each Series may in turn delay payment to persons requesting redemption of the proportionate part of the net assets of each Series represented by the sums that are subject of such default or delay. The Prospectus of the Fund dated May 8, 2012 included within the Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-162132) provides if the net asset value per Unit within a Series as of the end of any business day declines by 50% or more from either the prior year-end or the prior month-end Unit value of such Series, Superfund Capital Management will suspend trading activities, notify all Limited Partners within such Series of the relevant facts within seven business days and declare a special redemption period.

(9)	Subscriptions and Redemptions

Investors must submit subscriptions at least five business days prior to the applicable month-end closing date and they will be accepted once payments are received and cleared. All subscription funds are required to be promptly transmitted to the escrow agent, HSBC Bank USA. Subscriptions must be accepted or rejected by Superfund Capital Management within five business days of receipt, and the settlement date for the deposit of subscription funds in escrow must be within five business days of acceptance. No fees or costs will be assessed on any subscription while held in escrow, irrespective of whether the subscription is accepted or the subscription funds are returned.

A Limited Partner may request any or all of his investment in such Series be redeemed by such Series at the net asset value of a Unit within such Series as of the end of each month, subject to a minimum redemption of $1,000 and subject further to such Limited Partner having an investment in such Series, after giving effect to the requested redemption, at least equal to the minimum initial investment amount of $5,000. Limited Partners must transmit a written request of such withdrawal to Superfund Capital Management not less than five business days prior to the end of the month (or such shorter period as permitted by Superfund Capital Management) as of which redemption is to be effective. Redemptions will generally be paid within twenty days after the date of redemption. However, in special circumstances, including, but not limited to, inability to liquidate dealers’ positions as of a redemption date or default or delay in payments due to each Series from clearing brokers, banks or other persons or entities, each Series may in turn delay payment to persons requesting redemption of the proportionate part of the net assets of each Series represented by the sums that are the subject of such default or delay. The Fund’s prospectus provides “if the net asset value per Unit within a Series as of the end of any business day declines by 50% or more from either the prior year-end or the prior month-end Unit value of such Series, Superfund Capital Management will suspend trading activities, notify all Limited Partners within such Series of the relevant facts within seven business days and declare a special redemption period.”

Indemnification	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Indemnification

11. Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

(10)	Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent events

12. Subsequent events

Superfund Capital Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were filed and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

(11)	Subsequent events

Superfund Capital Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Basis of presentation and significant accounting policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Presentation

Basis of Presentation

The unaudited financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) and accounting principles generally accepted in the U.S. (“U.S. GAAP”) with respect to the Form 10-Q and reflect all adjustments which in the opinion of management are normal and recurring, and which are necessary for a fair statement of the results of interim periods presented. It is suggested that these financial statements be read in conjunction with the financial statements and the related notes included in the Fund’s Annual Report on Form 10-K for the year ended December 31, 2011.

(a)	Basis of Presentation

Pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”), audited financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and presented for the Fund as a whole, as the SEC registrant, and for Series A and Series B individually. For the avoidance of doubt, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable only against the assets of such Series and not against the assets of the Fund generally or any other Series. Accordingly, the assets of one Series of the Fund include only those funds and other assets that are paid to, held by or distributed to the Fund on account of and for the benefit of that Series, including, without limitation, funds delivered to the Fund for the purchase of Units in that Series.

Valuation of Investments in Futures Contracts, Forward Contracts and U.S Treasury Bills

Valuation of Investments in Futures Contracts, Forward Contracts, and U.S. Treasury Bills

All commodity interests (including derivative financial instruments and derivative commodity instruments) are used for trading purposes. The commodity interests are recorded on a trade date basis and open contracts are recorded in the statements of assets and liabilities at fair value on the last business day of the period, which represents market value for those commodity interests for which market quotes are readily available.

Exchange-traded futures contracts are valued at settlement prices published by the recognized exchange. Any spot and forward foreign currency contracts held by the Fund will be valued at published settlement prices or at dealers’ quotes. The Fund uses the amortized cost method for valuing U.S. Treasury Bills due to the short-term nature of such instruments; accordingly, the cost of securities plus accreted discount, or minus amortized premium approximates fair value (See Section 3 – Fair Value Measurements).

(b)	Valuation of Investments in Futures Contracts, Forward Contracts and U.S Treasury Bills

All commodity interests (including derivative financial instruments and derivative commodity instruments) are used for trading purposes. The commodity interests are recorded on a trade date basis and open contracts are recorded in the statements of assets and liabilities at fair value on the last business day of the period, which represents market value for those commodity interests for which market quotes are readily available.

Exchange-traded futures contracts are valued at settlement prices published by the recognized exchange. Any spot and forward foreign currency contracts held by the Fund will be valued at published settlement prices or at dealers’ quotes. The Fund uses the amortized cost method for valuing U.S. Treasury Bills due to the short-term nature of such instruments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates fair value (See Note (2)(h)—Fair Value Measurements).

Translation of Foreign Currency

Translation of Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the period-end exchange rates. Purchases and sales of investments and income and expenses that are denominated in foreign currencies are translated into U.S. dollar amounts on the transaction date. Adjustments arising from foreign currency transactions are reflected in the statements of operations.

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations from changes in market prices of investments held. Such fluctuations are included in net realized and unrealized gain (loss) on investments in the statements of operations.

(c)	Translation of Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the period end exchange rates. Purchases and sales of investments and income and expenses that are denominated in foreign currencies are translated into U.S. dollar amounts on the transaction date. Adjustments arising from foreign currency transactions are reflected in the statements of operations.

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations from changes in market prices of investments held. Such fluctuations are included in net realized and unrealized gain (loss) on investments in the statements of operations.

Investment Transactions, Investment Income and Expenses

Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis. Interest income and expenses are recognized on the accrual basis. The Fund uses the amortized cost method for valuing U.S. Treasury Bills due to the short-term nature of such instruments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates fair value.

Operating expenses of the Fund are allocated to each Series in proportion to the net asset value of the Series at the beginning of each month. Expenses directly attributable to a particular Series are charged directly to that Series.

Gains or losses are realized when contracts are liquidated. Unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the statements of financial condition as a net gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 210-20, Offsetting – Balance Sheet.

(d)	Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis. Interest income and expenses are recognized on the accrual basis. The Fund uses the amortized cost method for valuing U.S. Treasury Bills. Operating expenses of the Fund are allocated to each Series in proportion to the net asset value of the Series at the beginning of each month. Expenses directly attributable to a particular Series are charged directly to that Series.

Gains or losses are realized when contracts are liquidated. Unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the statements of financial condition as a net gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 210-20, Offsetting—Balance Sheet.

Income Taxes

Income Taxes

The Fund does not record a provision for U.S. income taxes because the partners report their share of the Fund’s income or loss on their returns. The financial statements reflect the Fund’s transactions without adjustment, if any, required for income tax purposes.

Superfund Capital Management has evaluated the application of ASC Topic 740, Income Taxes (“ASC 740”), to the Fund, to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this evaluation, Superfund Capital Management has determined no reserves for uncertain tax positions are required to be recorded as a result of the application of ASC 740. Superfund Capital Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements. The Fund files federal and various state tax returns. The 2008 through 2011 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

(e)	Income Taxes

The Fund does not record a provision for U.S. income taxes because the partners report their share of the Fund’s income or loss on their returns. The financial statements reflect the Fund’s transactions without adjustment, if any, required for income tax purposes.

Superfund Capital Management has evaluated the application of ASC 740, Income Taxes (“ASC 740”) to the Fund, to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this evaluation, the Fund has determined no reserves for uncertain tax position are required to be recorded as a result of the application of ASC 740. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements. The Fund files federal and various state tax returns. The 2009 through 2011 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires Superfund Capital Management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(f)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

ASU 2011-11

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Superfund Capital Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

ASU 2011-04

In May 2011, FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Fund adopted ASU 2011-04 as of January 1, 2012. The adoption of the provisions of ASU 2011-04 has not had a material impact on the Fund’s financial statement disclosures.

(g)	Recently Issued Accounting Pronouncements

ASU 2011-11

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Superfund Capital Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

ASU 2011-04

In May 2011, FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Superfund Capital Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

ASU 2010-06

In January 2010, FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU 2010-06”), which amends the disclosure requirements of ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) and requires new disclosures regarding transfers in and out of Level 1 and 2 categories, as well as requires entities to separately present purchases, sales, issuances and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. As of January 1, 2010, the Fund adopted ASU 2010-06 except for the disclosures about purchases, sales, issuances, and settlements in the rollforward activity in Level 3 fair value measurements, which were adopted as of January 1, 2011. The adoption of the remaining provisions has not had a material impact on the Fund’s financial statement disclosures.

Fair Value Measurements
(h)	Fair Value Measurements

The Fund follows ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2	Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining fair value, the Fund separates its financial instruments into two categories: U.S. government securities and derivative contracts.

U.S. Government Securities. The Fund’s only market exposure in instruments held other than for trading is in its U.S. Treasury Bill portfolio. As the Fund uses the amortized cost method for valuing its U.S. Treasury Bill portfolio, which approximates fair value, this portfolio is classified within level 2 of the fair value hierarchy.

Derivative Contracts. Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Fund has exposure to exchange-traded derivative contracts through the Fund’s trading of exchange-traded futures contracts. The Fund’s exchange-traded futures contract positions are valued daily at settlement prices published by the applicable exchanges. In such cases, provided they are deemed to be actively traded, exchange-traded derivatives are classified within level 1 of the fair value hierarchy. Less actively traded exchange-traded derivatives fall within level 2 of the fair value hierarchy.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market-clearing transactions, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. For OTC derivatives that trade in liquid markets, such as generic forwards and swaps, model inputs can generally be verified and model selection does not involve significant management judgment. The OTC derivatives held by the Fund may include forwards and swaps. Spot and forward foreign currency contracts held by the Fund are valued at published daily settlement prices or at dealers’ quotes. The Fund’s forward and swap positions are typically classified within level 2 of the fair value hierarchy.

Certain OTC derivatives traded in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within level 3 of the fair value hierarchy. Where the Fund does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on level 1 and/or level 2 inputs that can be observed in the market, as well as unobservable level 3 inputs. Subsequent to initial recognition, the Fund updates the level 1 and level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within level 3. Level 3 inputs are only changed when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances where the Fund cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value. The Fund attempts to avoid holding less liquid OTC derivatives. However, once held, the market for any particular derivative contract could become less liquid during the holding period.

As of and during the year ended December 31, 2011 and December 31, 2010, the Fund held no investments or derivative contracts valued using level 3 inputs.

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2011:

Superfund Green, L.P.

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$17,650,000	$—	$17,650,000	$—
Unrealized appreciation on open forward contracts	372,011	—	372,011	—
Futures contracts sold	923,781	923,781	—	—
Futures contracts purchased	114,873	114,873	—	—

Total Assets Measured at Fair Value	$19,060,665	$1,038,654	$18,022,011	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$243,000	$—	$243,000	$—

Total Liabilities Measured at Fair Value	$243,000	$—	$243,000	$—

Superfund Green, L.P.—Series A

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$8,300,000	$—	$8,300,000	$—
Unrealized appreciation on open forward contracts	129,634	—	129,634	—
Futures contracts sold	349,440	349,440	—	—
Futures contracts purchased	42,325	42,325	—	—

Total Assets Measured at Fair Value	$8,821,399	$391,765	$8,429,634	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$87,311	$—	$87,311	$—

Total Liabilities Measured at Fair Value	$87,311	$—	$87,311	$—

Superfund Green, L.P.—Series B

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$9,350,000	$—	$9,350,000	$—
Unrealized appreciation on open forward contracts	242,377	—	242,377	—
Futures contracts sold	574,341	574,341	—	—
Futures contracts purchased	72,548	72,548	—	—

Total Assets Measured at Fair Value	$10,239,266	$646,889	$9,592,377	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$155,689	$—	$155,689	$—

Total Liabilities Measured at Fair Value	$155,689	$—	$155,689	$—

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2010:

Superfund Green, L.P.

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$38,347,223	$—	$38,347,223	$—
Unrealized appreciation on open forward contracts	865,855	—	865,855	—
Futures contracts purchased	8,737,815	8,737,815	—	—

Total Assets Measured at Fair Value	$47,950,893	$8,737,815	$39,213,078	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$198,269	$—	$198,269	$—
Futures contracts sold	1,410,287	1,410,287	—	—

Total Liabilities Measured at Fair Value	$1,608,556	$1,410,287	$198,269	$—

Superfund Green, L.P.—Series A

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$16,066,728	$—	$16,066,728	$—
Unrealized appreciation on open forward contracts	280,718	—	280,718	—
Futures contracts purchased	2,839,432	2,839,432	—	—

Total Assets Measured at Fair Value	$19,186,878	$2,839,432	$16,347,446	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$57,275	$—	$57,275	$—
Futures contracts sold	445,767	445,767	—	—

Total Liabilities Measured at Fair Value	$503,042	$445,767	$57,275	$—

Superfund Green, L.P.—Series B

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$22,280,495	$—	$22,280,495	$—
Unrealized appreciation on open forward contracts	585,137	—	585,137	—
Futures contracts purchased	5,898,383	5,898,383	—	—

Total Assets Measured at Fair Value	$28,764,015	$5,898,383	$22,865,632	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$140,994	$—	$140,994	$—
Futures contracts sold	964,520	964,520	—	—

Total Liabilities Measured at Fair Value	$1,105,514	$964,520	$140,994	$—

Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Valuation of Fund's Assets and Liabilities

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of September 30, 2012, and December 31, 2011:

Superfund Green, L.P.

	Balance September 30, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$199,662	$—	$199,662	$—

Total Assets Measured at Fair Value	$199,662	$—	$199,662	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$174,721	$—	$174,721	$—
Futures contracts sold	1,193,811	1,193,811	—	—
Futures contract purchased	131,196	131,196	—	—

Total Liabilities Measured at Fair Value	$1,499,728	$1,325,007	$174,721	$—

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$17,650,000	$—	$17,650,000	$—

Unrealized appreciation on open forward contracts	372,011	—	372,011	—

Futures contracts sold	923,781	923,781	—	—
Futures contracts purchased	114,873	114,873	—	—

Total Assets Measured at Fair Value	$19,060,665	$1,038,654	$18,022,011	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$243,000	$—	$243,000	—

Total Liabilities Measured at Fair Value	$243,000	$—	$243,000	$—

Superfund Green, L.P. – Series A

	Balance September 30, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$74,894	$—	$74,894	$—

Total Assets Measured at Fair Value	$74,894	$—	$74,894	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$56,398	$—	$56,398	$—
Futures contracts sold	456,586	456,586	—	—
Futures contract purchased	15,846	15,846	—	—

Total Liabilities Measured at Fair Value	$528,830	$472,432	$56,398	$—

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$8,300,000	$—	$8,300,000	$—

Unrealized appreciation on open forward contracts	129,634	—	129,634	—
Futures contracts sold	349,440	349,440	—
Futures contracts purchased	42,325	42,325	—	—

Total Assets Measured at Fair Value	$8,821,399	$391,765	$8,429,634	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$87,311	$—	$87,311	$—

Total Liabilities Measured at Fair Value	$87,311	$—	$87,311	$—

Superfund Green, L.P. – Series B

	Balance September 30, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$124,768	$—	$124,768	$—

Total Assets Measured at Fair Value	$124,768	$—	$124,768	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$118,323	$—	$118,323	$—
Futures contracts sold	737,225	737,225	—	—
Futures contract purchased	115,350	115,350	—	—

Total Liabilities Measured at Fair Value	$970,898	$852,575	$118,323	$—

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$9,350,000	$—	$9,350,000	$—

Unrealized appreciation on open forward contracts	242,377	—	242,377	—
Futures contracts sold	574,341	574,341	—
Futures contracts purchased	72,548	72,548	—	—

Total Assets Measured at Fair Value	$10,239,266	$646,889	$9,592,377	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$155,689	$—	$155,689	$—

Total Liabilities Measured at Fair Value	$155,689	$—	$155,689	$—

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2011:

Superfund Green, L.P.

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$17,650,000	$—	$17,650,000	$—
Unrealized appreciation on open forward contracts	372,011	—	372,011	—
Futures contracts sold	923,781	923,781	—	—
Futures contracts purchased	114,873	114,873	—	—

Total Assets Measured at Fair Value	$19,060,665	$1,038,654	$18,022,011	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$243,000	$—	$243,000	$—

Total Liabilities Measured at Fair Value	$243,000	$—	$243,000	$—

Superfund Green, L.P.—Series A

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$8,300,000	$—	$8,300,000	$—
Unrealized appreciation on open forward contracts	129,634	—	129,634	—
Futures contracts sold	349,440	349,440	—	—
Futures contracts purchased	42,325	42,325	—	—

Total Assets Measured at Fair Value	$8,821,399	$391,765	$8,429,634	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$87,311	$—	$87,311	$—

Total Liabilities Measured at Fair Value	$87,311	$—	$87,311	$—

Superfund Green, L.P.—Series B

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$9,350,000	$—	$9,350,000	$—
Unrealized appreciation on open forward contracts	242,377	—	242,377	—
Futures contracts sold	574,341	574,341	—	—
Futures contracts purchased	72,548	72,548	—	—

Total Assets Measured at Fair Value	$10,239,266	$646,889	$9,592,377	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$155,689	$—	$155,689	$—

Total Liabilities Measured at Fair Value	$155,689	$—	$155,689	$—

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2010:

Superfund Green, L.P.

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$38,347,223	$—	$38,347,223	$—
Unrealized appreciation on open forward contracts	865,855	—	865,855	—
Futures contracts purchased	8,737,815	8,737,815	—	—

Total Assets Measured at Fair Value	$47,950,893	$8,737,815	$39,213,078	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$198,269	$—	$198,269	$—
Futures contracts sold	1,410,287	1,410,287	—	—

Total Liabilities Measured at Fair Value	$1,608,556	$1,410,287	$198,269	$—

Superfund Green, L.P.—Series A

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$16,066,728	$—	$16,066,728	$—
Unrealized appreciation on open forward contracts	280,718	—	280,718	—
Futures contracts purchased	2,839,432	2,839,432	—	—

Total Assets Measured at Fair Value	$19,186,878	$2,839,432	$16,347,446	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$57,275	$—	$57,275	$—
Futures contracts sold	445,767	445,767	—	—

Total Liabilities Measured at Fair Value	$503,042	$445,767	$57,275	$—

Superfund Green, L.P.—Series B

	Balance December 31, 2010	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$22,280,495	$—	$22,280,495	$—
Unrealized appreciation on open forward contracts	585,137	—	585,137	—
Futures contracts purchased	5,898,383	5,898,383	—	—

Total Assets Measured at Fair Value	$28,764,015	$5,898,383	$22,865,632	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$140,994	$—	$140,994	$—
Futures contracts sold	964,520	964,520	—	—

Total Liabilities Measured at Fair Value	$1,105,514	$964,520	$140,994	$—

Disclosure of derivative instruments and hedging activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fund's Trading Results by Market Sector

Superfund Green, L.P.

Superfund Green, L.P. trading results by market sector:

	For the Three Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(996,010)	$421,538	$(574,472)
Currency	(641,120)	(302,606)	(943,726)
Financial	1,022,121	336,950	1,359,071
Food & Fiber	883,663	(53,857)	829,806
Indices	128,232	(954,350)	(826,118)
Metals	1,001,773	(580,054)	421,719
Livestock	(175,453)	(165,523)	(340,976)
Energy	(985,928)	(37,495)	(1,023,423)

Total net trading gains (losses)	$237,278	$(1,335,397)	$(1,098,119)

	For the Nine Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$317,840	$(104,072)	$213,768
Currency	(2,860,415)	(897,508)	(3,757,923)
Financial	1,663,038	291,993	1,955,031
Food & Fiber	(1,120,649)	(131,626)	(1,252,275)
Indices	(85,242)	(1,133,531)	(1,218,773)
Metals	258,313	(190,117)	68,196
Livestock	175,073	(245,353)	(70,280)
Energy	3,574,917	(57,517)	3,517,400

Total net trading gains (losses)	$1,922,875	$(2,467,731)	$(544,856)

	For the Three Months Ended September 30, 2011
	Net Realized Gain (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(940,516)	$319,538	$(620,978)
Currency	(3,017,759)	239,967	(2,777,792)
Financial	10,261,015	(1,227,849)	9,033,166
Food & Fiber	(1,522,865)	388,804	(1,134,061)
Indices	(949,356)	(987,513)	(1,936,869)
Metals	1,321,443	1,014,184	2,335,627
Livestock	(494,180)	57,270	(436,910)
Energy	(3,562,743)	3,822,531	259,788

Total net trading gains	$1,095,039	$3,626,932	$4,721,971

	For the Nine Months Ended September 30, 2011
	Net Realized Gain (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$123,404	$(369,861)	$(246,457)
Currency	974,851	(2,042,215)	(1,067,364)
Financial	11,392,830	(782,518)	10,610,312
Food & Fiber	(2,108,744)	(284,137)	(2,392,881)
Indices	(4,535,244)	(649,427)	(5,184,671)
Metals	4,170,620	(1,218,936)	2,951,684
Livestock	(233,690)	(292,960)	(526,650)
Energy	(685,130)	2,736,881	2,051,751

Total net trading gains (losses)	$9,098,897	$(2,903,173)	$6,195,724

Superfund Green, L.P. – Series A

Series A trading results by market sector:

	For the Three Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(331,665)	$149,750	$(181,915)
Currency	(240,332)	(114,020)	(354,352)
Financial	447,937	121,842	569,779
Food & Fiber	332,142	(24,639)	307,503
Indices	49,897	(333,431)	(283,534)
Metals	371,012	(223,941)	147,071
Livestock	(65,743)	(62,849)	(128,592)
Energy	(336,120)	(29,689)	(365,809)

Total net trading gains (losses)	$227,128	$(516,977)	$(289,849)

	For the Nine Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$164,926	$(23,828)	$141,098
Currency	(1,119,575)	(343,045)	(1,462,620)
Financial	693,741	110,054	803,795
Food & Fiber	(484,746)	(53,408)	(538,154)
Indices	(4,492)	(386,105)	(390,597)
Metals	35,988	(67,769)	(31,781)
Livestock	65,923	(91,399)	(25,476)
Energy	1,536,398	(32,524)	1,503,874

Total net trading gains (losses)	$888,163	$(888,024)	$139

	For the Three Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(320,274)	$101,711	$(218,563)
Currency	(1,083,305)	85,425	(997,880)
Financial	3,537,672	(421,554)	3,116,118
Food & Fiber	(568,854)	154,381	(414,473)
Indices	(355,453)	(315,621)	(671,074)
Metals	518,876	358,656	877,532
Livestock	(165,410)	19,640	(145,770)
Energy	(1,186,011)	1,359,510	173,499

Total net trading gains	$377,241	$1,342,148	$1,719,389

	For the Nine Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$45,281	$(132,417)	$(87,136)
Currency	249,122	(657,369)	(408,247)
Financial	3,866,587	(264,988)	3,601,599
Food & Fiber	(765,814)	(66,384)	(832,198)
Indices	(1,411,370)	(194,007)	(1,605,377)
Metals	1,533,810	(385,529)	1,148,281
Livestock	(83,850)	(93,810)	(177,660)
Energy	(530,543)	1,010,000	479,457

Total net trading gains (losses)	$2,903,223	$(784,504)	$2,188,719

Superfund Green, L.P. – Series B

Series B trading results by market sector:

	For the Three Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(664,345)	$271,788	$(392,557)
Currency	(400,788)	(188,586)	(589,374)
Financial	574,184	215,108	789,292
Food & Fiber	551,521	(29,218)	522,303
Indices	78,335	(620,919)	(542,584)
Metals	630,761	(356,113)	274,648
Livestock	(109,710)	(102,674)	(212,384)
Energy	(649,808)	(7,806)	(657,614)

Total net trading gains (losses)	$10,150	$(818,420)	$(808,270)

	For the Nine Months Ended September 30, 2012
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$152,914	$(80,244)	$72,670
Currency	(1,740,840)	(554,463)	(2,295,303)
Financial	969,297	181,939	1,151,236
Food & Fiber	(635,903)	(78,218)	(714,121)
Indices	(80,750)	(747,426)	(828,176)
Metals	222,325	(122,348)	99,977
Livestock	109,150	(153,954)	(44,804)
Energy	2,038,519	(24,993)	2,013,526

Total net trading gains (losses)	$1,034,712	$(1,579,707)	$(544,995)

	For the Three Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$(620,242)	$217,827	$(402,415)
Currency	(1,934,454)	154,542	(1,779,912)
Financial	6,723,343	(806,295)	5,917,048
Food & Fiber	(954,011)	234,423	(719,588)
Indices	(593,903)	(671,892)	(1,265,795)
Metals	802,567	655,528	1,458,095
Livestock	(328,770)	37,630	(291,140)
Energy	(2,376,732)	2,463,021	86,289

Total net trading gains	$717,798	$2,284,784	$3,002,582

	For the Nine Months Ended September 30, 2011
	Net Realized Gains (Losses)	Change in Net Unrealized Gains (Losses)	Net Trading Gains (Losses)
Foreign Exchange	$78,123	$(237,444)	$(159,321)
Currency	725,729	(1,384,846)	(659,117)
Financial	7,526,243	(517,530)	7,008,713
Food & Fiber	(1,342,930)	(217,753)	(1,560,683)
Indices	(3,123,874)	(455,420)	(3,579,294)
Metals	2,636,810	(833,407)	1,803,403
Livestock	(149,840)	(199,150)	(348,990)
Energy	(154,587)	1,726,881	1,572,294

Total net trading gains (losses)	$6,195,674	$(2,118,669)	$4,077,005

Superfund Green, L.P.

Superfund Green, L.P. trading results by market sector:

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(441,511)	$(538,575)	$(980,086)
Currency	(3,878,505)	(2,071,860)	(5,950,365)
Financial	7,438,782	(412,516)	7,026,266
Food & Fiber	(1,921,994)	(804,012)	(2,726,006)
Indices	(7,045,520)	(332,946)	(7,378,466)
Metals	3,760,578	(1,798,280)	1,962,298
Livestock	(562,880)	(319,080)	(881,960)

Energy	2,572,387	(550,180)	2,022,207

Total net trading gain	$(78,663)	$(6,827,449)	$(6,906,112)

	For the Year Ended December 31, 2010
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(2,128,246)	$1,523,322	$(604,924)
Currency	2,744,244	3,138,981	5,883,225
Financial	12,868,844	780,657	13,649,501
Food & Fiber	708,330	(160,053)	548,277
Indices	2,314,961	(1,675,425)	639,536
Metals	5,336,009	3,117,669	8,453,678
Livestock	(697,290)	410,720	(286,570)

Energy	(5,002,338)	176,850	(4,825,488)

Total net trading loss	$16,144,514	$7,312,721	$23,457,235

Superfund Green, L.P.—Series A

Series A trading results by market sector:

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Loss	Net Trading Gain (Loss)
Foreign Exchange	$(149,986)	$(181,120)	$(331,106)
Currency	(1,590,241)	(656,524)	(2,246,765)
Financial	2,439,482	(137,418)	2,302,064
Food & Fiber	(694,402)	(252,290)	(946,692)
Indices	(2,176,386)	(90,149)	(2,266,535)
Metals	1,374,483	(596,500)	777,983
Livestock	(206,600)	(101,340)	(307,940)

Energy	669,573	(167,679)	501,894

Total net trading gain	$(334,077)	$(2,183,020)	$(2,517,097)

	For the Year Ended December 31, 2010
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(522,897)	$457,262	$(65,635)
Currency	1,096,391	1,001,488	2,097,879
Financial	4,048,496	224,227	4,272,723
Food & Fiber	176,523	(5,505)	171,018
Indices	792,597	(448,785)	343,812
Metals	1,881,266	978,538	2,859,804
Livestock	(212,180)	129,680	(82,500)

Energy	(1,391,341)	59,233	(1,332,108)

Total net trading loss	$5,868,855	$2,396,138	$8,264,993

Superfund Green, L.P.—Series B

Series B trading results by market sector:

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(291,525)	$(357,455)	$(648,980)
Currency	(2,288,264)	(1,415,336)	(3,703,600)
Financial	4,999,300	(275,098)	4,724,202
Food & Fiber	(1,227,592)	(551,722)	(1,779,314)
Indices	(4,869,134)	(242,797)	(5,111,931)
Metals	2,386,095	(1,201,780)	1,184,315
Livestock	(356,280)	(217,740)	(574,020)
Energy	1,902,814	(382,501)	1,520,313

Total net trading gain	$255,414	$(4,644,429)	$(4,389,015)

	For the Year Ended December 31, 2010
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(1,605,349)	$1,066,060	$(539,289)
Currency	1,647,853	2,137,493	3,785,346
Financial	8,820,348	556,430	9,376,778
Food & Fiber	531,807	(154,548)	377,259
Indices	1,522,364	(1,226,640)	295,724
Metals	3,454,743	2,139,131	5,593,874
Livestock	(485,110)	281,040	(204,070)
Energy	(3,610,997)	117,617	(3,493,380)

Total net trading gain	$10,275,659	$4,916,583	$15,192,242

Gross and Net Unrealized Gains and Losses by Long and Short Positions

Superfund Green, L.P.

Superfund Green, L.P. gross and net unrealized gains and losses by long and short positions as of September 30, 2012 and December 31, 2011:

	As of September 30, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$168,991	0.4	$(85,097)	(0.2)	$30,671	0.1		$(89,624)	(0.2)	$24,941
Currency	130,176	0.3	(626,149)	(1.4)	38,998	0.1		(4,549)	(0.0)*	(461,524)
Financial	368,315	0.8	(27,868)	(0.1)	—	—		(16,315)	(0.0)*	324,132
Food & Fiber	70,500	0.2	—	—	33,433	0.1		(139,163)	(0.3)	(35,230)
Indices	64,415	0.1	(1,053,729)	(2.4)	—	—		(703)	(0.0)*	(990,017)
Metals	686,160	1.6	(2,475)	(0.0)*	—	—		(606,987)	(1.4)	76,698
Energy	178,396	0.4	(35,769)	(0.1)	—	—		(157,420)	(0.4)	(14,793)
Livestock	116,832	0.3	—	—	15,181	0.0	*	(356,286)	(0.8)	(224,273)

Totals	$1,783,785	4.1	$(1,831,087)	(4.2)	$118,283	0.3		$(1,371,047)	(3.2)	$(1,300,066)

*	Due to rounding

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$17,051	0.0	*	$(72,108)	(0.1)	$354,960	0.6	$(170,892)	(0.3)	$129,011
Currency	197,746	0.3		(6,098)	(0.0)*	260,294	0.4	(15,958)	(0.0)*	435,984
Financial	130,897	0.1		(98,758)	(0.2)	—	—	—	—	32,139
Food & Fiber	66,564	0.1		(5,688)	(0.0)*	216,359	0.3	(180,838)	(0.3)	96,397
Indices	49,517	0.1		(4,144)	(0.0)*	188,120	0.3	(89,978)	(0.1)	143,515
Metals	—	—		(79,729)	(0.1)	452,224	0.7	(105,682)	(0.2)	266,813
Energy	285	0.0	*	(135,719)	(0.2)	183,020	0.3	(4,860)	(0.0)*	42,726
Livestock	—	—		—	—	43,860	0.1	(22,780)	(0.0)*	21,080

Totals	$462,060	0.6		$(402,244)	(0.6)	$1,698,837	2.7	$(590,988)	(0.9)	$1,167,665

*	Due to rounding

Superfund Green, L.P. – Series A

Superfund Green, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of September 30, 2012 and December 31, 2011:

	As of September 30, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$63,744	0.3	$(27,310)	(0.1)	$11,150	0.1		$(29,088)	(0.2)	$18,496
Currency	49,588	0.2	(237,646)	(1.1)	15,110	0.1		(1,729)	(0.0)*	(174,677)
Financial	137,210	0.7	(11,243)	(0.1)	—	—		(6,531)	(0.0)*	119,436
Food & Fiber	21,000	0.1	—	—	11,425	0.0	*	(48,654)	(0.2)	(16,229)
Indices	22,990	0.1	(349,819)	(1.7)	—	—		(664)	(0.0)*	(327,493)
Metals	265,000	1.3	—	—	—	—		(234,525)	(1.1)	30,475
Energy	53,344	0.3	(10,889)	(0.1)	—	—		(63,280)	(0.3)	(20,825)
Livestock	44,619	0.2	—	—	7,070	0.0	*	(134,808)	(0.6)	(83,119)

Totals	$657,495	3.2	$(636,907)	(3.1)	$44,755	0.2		$(519,279)	(2.4)	$(453,936)

*	Due to rounding

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$7,369	0.0	*	$(24,481)	(0.1)	$122,265	0.4		$(62,830)	(0.2)	$42,323
Currency	77,234	0.2		(2,408)	(0.0)*	98,600	0.3		(5,057)	(0.0)*	168,369
Financial	47,673	0.1		(38,291)	(0.1)	—	—		—	—	9,382
Food & Fiber	25,776	0.1		(1,563)	(0.0)*	79,767	0.2		(66,801)	(0.2)	37,179
Indices	17,854	0.1		(1,435)	(0.0)*	75,259	0.2		(33,066)	(0.1)	58,612
Metals	—	—		(28,975)	(0.1)	167,018	0.5		(39,800)	(0.1)	98,243
Energy	30	0.0	*	(53,570)	(0.2)	70,100	0.2		(4,860)	(0.0)*	11,700
Livestock	—	—		—	—	17,370	0.0	*	(9,090)	(0.0)*	8,280

Totals	$175,936	0.5		$(150,723)	(0.5)	$630,379	1.8		$(221,504)	(0.6)	$434,088

Superfund Green, L.P. – Series B

Superfund Green, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of September 30, 2012 and December 31, 2011:

	As of September 30, 2012
	Long Positions Gross Unrealized				Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains (Losses) on Open Positions
Foreign Exchange	$105,247	0.5	$(57,787)	(0.3)	$19,521	0.1		$(60,536)	(0.3)	$6,445
Currency	80,588	0.4	(388,503)	(1.7)	23,888	0.1		(2,820)	(0.0)*	(286,847)
Financial	231,105	1.0	(16,625)	(0.1)	—	—		(9,784)	(0.0)*	204,696
Food & Fiber	49,500	0.2	—	—	22,008	0.1		(90,509)	(0.4)	(19,001)
Indices	41,425	0.2	(703,910)	(3.1)	—	—		(39)	(0.0)*	(662,524)
Metals	421,160	1.8	(2,475)	(0.0)*	—	—		(372,462)	(1.6)	46,223
Energy	125,052	0.5	(24,880)	(0.1)	—	—		(94,140)	(0.4)	6,032
Livestock	72,213	0.3	—	—	8,111	0.0	*	(221,478)	(0.9)	(141,154)

Totals	$1,126,290	4.9	$(1,194,180)	(5.3)	$73,528	0.3		$(851,768)	(3.6)	$(846,130)

*	Due to rounding

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gains on Open Positions
Foreign Exchange	$9,682	0.0	*	$(47,627)	(0.1)	$232,695	0.7		$(108,062)	(0.4)	$86,688
Currency	120,512	0.4		(3,690)	(0.0)*	161,694	0.5		(10,901)	(0.0)*	267,615
Financial	83,224	0.3		(60,467)	(0.2)	—	—		—	—	22,757
Food & Fiber	40,788	0.1		(4,125)	(0.0)*	136,592	0.4		(114,037)	(0.4)	59,218
Indices	31,663	0.1		(2,709)	(0.0)*	112,861	0.4		(56,912)	(0.2)	84,903
Metals	—	—		(50,754)	(0.2)	285,206	0.9		(65,882)	(0.2)	168,570
Energy	255	0.0	*	(82,149)	(0.3)	112,920	0.3		—	—	31,026
Livestock	—	—		—	—	26,490	0.0	*	(13,690)	(0.0)*	12,800

Totals	$286,124	0.9		$(251,521)	(0.8)	$1,068,458	3.2		$(369,484)	(1.2)	$733,577

*	Due to rounding

Superfund Green, L.P.

Superfund Green, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$17,051	0.0	*	$(72,108)	(0.1)	$354,960	0.6	$(170,892)	(0.3)	$129,011
Currency	197,746	0.3		(6,098)	(0.0)*	260,294	0.4	(15,958)	(0.0)*	435,984
Financial	130,897	0.1		(98,758)	(0.2)	—	—	—	—	32,139
Food & Fiber	66,564	0.1		(5,688)	(0.0)*	216,359	0.3	(180,838)	(0.3)	96,397
Indices	49,517	0.1		(4,144)	(0.0)*	188,120	0.3	(89,978)	(0.1)	143,515
Metals	—	—		(79,729)	(0.1)	452,224	0.7	(105,682)	(0.2)	266,813
Energy	285	0.0	*	(135,719)	(0.2)	183,020	0.3	(4,860)	(0.0)*	42,726
Livestock	—	—		—	—	43,860	0.1	(22,780)	(0.0)*	21,080

Totals	$462,060	0.6		$(402,244)	(0.6)	$1,698,837	2.7	$(590,988)	(0.9)	$1,167,665

*	Due to rounding

Superfund Green, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$738,372	0.8	$(54,386)	(0.1)		$127,483	0.1		$(143,883)	(0.2)	$667,586
Currency	2,396,944	2.6	(3,962)	(0.0	)*	191,700	0.2		(76,838)	(0.1)	2,507,844
Financial	560,237	0.6	(31,749)	(0.0	)*	29,494	0.0	*	(113,327)	(0.1)	444,655
Food & Fiber	902,002	1.0	(1,593)	(0.0	)*	—	—		—	—	900,409
Indices	762,166	0.8	(339,028)	(0.4)		61,638	0.1		(8,315)	(0.0)*	476,461
Metals	3,486,182	3.7	(28,851)	(0.0	)*	—	—		(1,392,238)	(1.5)	2,065,093
Energy	791,456	0.9	(96,149)	(0.1)		—	—		(102,401)	(0.1)	592,906
Livestock	340,330	0.4	(170)	(0.0	)*	—	—		—	—	340,160

Totals	$9,977,689	10.7	$(555,888)	(0.6)		$410,315	0.4		$(1,837,002)	(2.0)	$7,995,114

*	Due to rounding

Superfund Green, L.P.—Series A

Superfund Green, L.P.—Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$7,369	0.0	*	$(24,481)	(0.1)	$122,265	0.4		$(62,830)	(0.2)	$42,323
Currency	77,234	0.2		(2,408)	(0.0)*	98,600	0.3		(5,057)	(0.0)*	168,369
Financial	47,673	0.1		(38,291)	(0.1)	—	—		—	—	9,382
Food & Fiber	25,776	0.1		(1,563)	(0.0)*	79,767	0.2		(66,801)	(0.2)	37,179
Indices	17,854	0.1		(1,435)	(0.0)*	75,259	0.2		(33,066)	(0.1)	58,612
Metals	—	—		(28,975)	(0.1)	167,018	0.5		(39,800)	(0.1)	98,243
Energy	30	(0.0	)*	(53,570)	(0.2)	70,100	0.2		(4,860)	(0.0)*	11,700
Livestock	—	—		—	—	17,370	0.0	*	(9,090)	(0.0)*	8,280

Totals	$175,936	0.5		$(150,723)	(0.5)	$630,379	1.8		$(221,504)	(0.6)	$434,088

*	Due to rounding

Superfund Green, L.P.—Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$239,419	0.6	$(21,762)	(0.0	)*	$41,299	0.1		$(35,513)	(0.1)	$223,443
Currency	787,461	2.0	(1,324)	(0.0	)*	63,900	0.2		(25,144)	(0.1)	824,893
Financial	189,781	0.5	(10,306)	(0.0	)*	5,112	0.0	*	(37,787)	(0.1)	146,800
Food & Fiber	290,036	0.8	(567)	(0.0	)*	—	—		—	—	289,469
Indices	236,418	0.6	(110,787)	(0.3)		27,165	0.1		(4,035)	(0.0)*	148,761
Metals	1,148,734	3.0	(9,803)	(0.0	)*	—	—		(444,188)	(1.2)	694,743
Energy	241,741	0.6	(31,572)	(0.1)		—	—		(30,790)	(0.1)	179,379
Livestock	109,680	0.3	(60)	(0.0	)*	—	—		—	—	109,620

Totals	$3,243,270	8.4	$(186,181)	(0.4)		$137,476	0.4		$(577,457)	(1.6)	$2,617,108

*	Due to rounding

Superfund Green, L.P.—Series B

Superfund Green, L.P.—Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$9,682	0.0	*	$(47,627)	(0.1)	$232,695	0.7		$(108,062)	(0.4)	$86,688
Currency	120,512	0.4		(3,690)	(0.0)*	161,694	0.5		(10,901)	(0.0)*	267,615
Financial	83,224	0.3		(60,467)	(0.2)	—	—		—	—	22,757
Food & Fiber	40,788	0.1		(4,125)	(0.0)*	136,592	0.4		(114,037)	(0.4)	59,218
Indices	31,663	0.1		(2,709)	(0.0)*	112,861	0.4		(56,912)	(0.2)	84,903
Metals	—	—		(50,754)	(0.2)	285,206	0.9		(65,882)	(0.2)	168,570
Energy	255	(0.0	)*	(82,149)	(0.3)	112,920	0.3		—	—	31,026
Livestock	—	—		—	—	26,490	0.0	*	(13,690)	(0.0)*	12,800

Totals	$286,124	0.9		$(251,521)	(0.8)	$1,068,458	3.2		$(369,484)	(1.2)	$733,577

*	Due to rounding

Superfund Green, L.P.—Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2010:

	As of December 31, 2010
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets	Losses	% of Net Assets		Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$498,953	0.9	$(32,624)	(0.1)		$86,184	0.2		$(108,370)	(0.2)	$444,143
Currency	1,609,483	2.9	(2,638)	(0.0	)*	127,800	0.2		(51,694)	(0.1)	1,682,951
Financial	370,456	0.6	(21,443)	(0.0	)*	24,382	0.0	*	(75,540)	(0.1)	297,855
Food & Fiber	611,966	1.1	(1,026)	(0.0	)*	—	—		—	—	610,940
Indices	525,748	0.9	(228,241)	(0.4)		34,473	0.1		(4,280)	(0.0)*	327,700
Metals	2,337,448	4.3	(19,048)	(0.0	)*	—	—		(948,050)	(1.7)	1,370,350
Energy	549,715	1.0	(64,577)	(0.1)		—	—		(71,611)	(0.1)	413,527
Livestock	230,650	0.4	(110)	(0.0	)*	—	—		—	—	230,540

Totals	$6,734,419	12.1	$(369,707)	(0.6)		$272,839	0.5		$(1,259,545)	(2.2)	$5,378,006

*	Due to rounding

Fair Value of Fund's Derivatives by Instrument Type

Superfund Green, L.P.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of September 30, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at September 30, 2012	Liability Derivatives at September 30, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$199,662	$—	$199,662

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(174,721)	(174,721)

Futures contracts	Futures contracts purchased	—	(131,196)	(131,196)

Futures contracts	Futures contracts sold	—	(1,193,811)	(1,193,811)

Totals		$199,662	$(1,499,728)	$(1,300,066)

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$372,011	$—	$372,011

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(243,000)	(243,000)

Futures contracts	Futures contracts purchased	114,873	—	114,873

Futures contracts	Futures contracts sold	923,781	—	923,781

Totals		$1,410,665	$(243,000)	$1,167,665

Superfund Green, L.P. – Series A

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of September 30, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at September 30, 2012	Liability Derivatives at September 30, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$74,894	$—	$74,894

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(56,398)	(56,398)

Futures contracts	Futures contracts purchased	—	(15,846)	(15,846)

Futures contracts	Futures contracts sold	—	(456,586)	(456,586)

Totals		$74,894	$(528,830)	$(453,936)

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$129,634	$—	$129,634

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(87,311)	(87,311)

Futures contracts	Futures contracts purchased	42,325	—	42,325

Futures contracts	Futures contracts sold	349,440	—	349,440

Totals		$521,399	$(87,311)	$434,088

Superfund Green, L.P. – Series B

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of September 30, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at September 30, 2012	Liability Derivatives at September 30, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$124,768	$—	$124,768

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(118,323)	(118,323)

Futures contracts	Futures contracts purchased	—	(115,350)	(115,350)

Futures contracts	Futures contracts sold	—	(737,225)	(737,225)

Totals		$124,768	$(970,898)	$(846,130)

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statements of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$242,377	$—	$242,377

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(155,689)	(155,689)

Futures contracts	Futures contracts purchased	72,548	—	72,548

Futures contracts	Futures contracts sold	574,341	—	574,341

Totals		$889,266	$(155,689)	$733,577

Superfund Green, L.P.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$372,011	$—	$372,011

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(243,000)	(243,000)

Futures contracts	Futures contracts purchased	114,873	—	114,873

Futures contracts	Futures contracts sold	923,781	—	923,781

Totals		$1,410,665	$(243,000)	$1,167,665

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$865,855	$—	$865,855
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(198,269)	(198,269)
Futures contracts	Futures contracts purchased	8,737,815	—	8,737,815
Futures contracts	Futures contracts sold	—	(1,410,287)	(1,410,287)

Totals		$9,603,670	$(1,608,556)	$7,995,114

Superfund Green, L.P.—Series A

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$129,634	$—	$129,634

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(87,311)	(87,311)

Futures contracts	Futures contracts purchased	42,325	—	42,325

Futures contracts	Futures contracts sold	349,440	—	349,440

Totals		$521,399	$(87,311)	$434,088

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$280,718	$—	$280,718

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(57,275)	(57,275)

Futures contracts	Futures contracts purchased	2,839,432	—	2,839,432

Futures contracts	Futures contracts sold	—	(445,767)	(445,767)

Totals		$3,120,150	$(503,042)	$2,617,108

 Superfund Green, L.P.—Series B

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$242,377	$—	$242,377

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(155,689)	(155,689)

Futures contracts	Futures contracts purchased	72,548	—	72,548

Futures contracts	Futures contracts sold	574,341	—	574,341

Totals		$889,266	$(155,689)	$733,577

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2010, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2010	Liability Derivatives at December 31, 2010	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$585,137	$—	$585,137

Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(140,994)	(140,994)

Futures contracts	Futures contracts purchased	5,898,383	—	5,898,383

Futures contracts	Futures contracts sold	—	(964,520)	(964,520)

Totals		$6,483,520	$(1,105,514)	$5,378,006

Average Contract Volume by Market Sector

Superfund Green, L.P.

Superfund Green, L.P. average* monthly contract volume by market sector as of quarter ended September 30, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	201	121	$367,775	$725,553

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	2,149	1,349
Financial	6,605	1,015
Food & Fiber	102	162
Indices	3,151	1,212
Metals	1,132	352
Energy	945	545
Livestock	88	140

Total	14,373	4,896

*	Based on quarterly holdings

Superfund Green, L.P. average* monthly contract volume by market sector as of quarter ended September 30, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	116	154	$1,015,396	$1,090,392

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	2,872	448
Financial	4,189	753
Food & Fiber	616	214
Indices	1,478	1620
Metals	584	351
Energy	741	1,260
Livestock	182	114

Total	10,778	4,914

*	Based on quarterly holdings

Superfund Green, L.P. – Series A

Series A average* monthly contract volume by market sector as of quarter ended September 30, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	86	51	$128,360	$238,238

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	833	526
Financial	2,571	392
Food & Fiber	39	55
Indices	1,166	456
Metals	435	136
Energy	334	198
Livestock	32	52

Total	5,496	1,866

*	Based on quarterly holdings

Series A average* monthly contract volume by market sector as of quarter ended September 30, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	51	68	$320,692	$355,831

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	961	167
Financial	1,427	274
Food & Fiber	229	76
Indices	558	563
Metals	199	123
Energy	251	445
Livestock	61	39

Total	3,737	1,755

*	Based on quarterly holdings

Superfund Green, L.P. – Series B

Series B average* monthly contract volume by market sector as of quarter ended September 30, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	115	70	$239,415	$487,315

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,316	823
Financial	4,034	623
Food & Fiber	63	107
Indices	1,985	756
Metals	697	216
Energy	611	347
Livestock	56	88

Total	8,877	3,030

*	Based on quarterly holdings

Series B average* monthly contract volume by market sector as of quarter ended September 30, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	65	86	$694,704	$734,561

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,911	281
Financial	2,762	479
Food & Fiber	387	138
Indices	920	1,057
Metals	385	228
Energy	490	815
Livestock	121	75

Total	7,041	3,159

*	Based on quarterly holdings

Superfund Green, L.P.

Superfund Green, L.P. average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	196	207	$1,603,144	$1,440,368

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	3,591	785
Financial	5,965	1,015
Food & Fiber	442	272
Indices	2,426	1,715
Metals	872	309
Energy	1,138	1,405
Livestock	189	85

Total	14,819	5,793

*	Based on quarterly holdings

Superfund Green, L.P. average* contract volume by market sector for the Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	173	187	$1,896,542	$(2,119,850)

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	2,318	263
Financial	5,007	1,784
Food & Fiber	642	650
Indices	3,825	537
Metals	1,129	133
Energy	139	79
Livestock	1,396	943

Total	14,629	4,576

*	Based on quarterly holdings

Superfund Green, L.P.—Series A

Series A average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	75	81	$421,962	$358,827
	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,098	207
Financial	1,769	394
Food & Fiber	149	70
Indices	829	502
Metals	262	107
Energy	314	426
Livestock	57	24

Totals	4,553	1,811

*	Based on quarterly holdings

Series A average* contract volume by market sector for the Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	77	82	$559,181	$(609,048)
	Average Number of Long Contracts	Average Number of Short Contracts
Currency	744	86
Financial	1,480	622
Food & Fiber	217	197
Indices	1,289	159
Metals	355	42
Energy	434	305
Livestock	45	25

Totals	4,641	1,518

*	Based on quarterly holdings

Superfund Green, L.P.—Series B

Series B average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	121	126	$1,181,182	$1,081,541

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	2,493	578
Financial	4,196	621
Food & Fiber	293	202
Indices	1,597	1,213
Metals	610	202
Livestock	132	61
Energy	824	979

Totals	10,266	3,982

*	Based on quarterly holdings

Series B average contract volume by market sector for the Year Ended December 31, 2010:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	96	105	$1,337,361	$(1,510,802)

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,574	177
Financial	3,527	1,162
Food & Fiber	425	453
Indices	2,536	378
Metals	774	91
Livestock	94	54
Energy	962	638

Totals	9,988	3,058

*	Based on quarterly holdings

Effects of Derivative Instruments on Statement of Operations

Superfund Green, L.P.

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(996,010)	$421,538

Futures contracts	Net realized gain (loss) on futures and forward contracts	1,233,288	(1,756,935)

Total		$237,278	$(1,335,397)

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$317,840	$(104,072)

Futures contracts	Net realized gain (loss) on futures and forward contracts	1,605,035	(2,363,659)

Total		$1,922,875	$(2,467,731)

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(940,516)	$319,538

Futures contracts	Net realized gain on futures and forward contracts	2,035,555	3,307,394

Total		$1,095,039	$3,626,932

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$123,404	$(369,861)

Futures contracts	Net realized gain (loss) on futures and forward contracts	8,975,493	(2,533,312)

Total		$9,098,897	$(2,903,173)

Superfund Green, L.P. - Series A

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(331,665)	$149,750

Futures contracts	Net realized gain (loss) on futures and forward contracts	558,793	(666,727)

Total		$227,128	$(516,977)

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$164,926	$(23,828)

Futures contracts	Net realized gain (loss) on futures and forward contracts	723,237	(864,196)

Total		$888,163	$(888,024)

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(320,274)	$101,711

Futures contracts	Net realized gain on futures and forward contracts	697,515	1,240,437

Total		$377,241	$1,342,148

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$45,281	$(132,417)

Futures contracts	Net realized gain (loss) on futures and forward contracts	2,857,942	(652,087)

Total		$2,903,223	$(784,504)

Superfund Green, L.P. – Series B

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(664,345)	$271,788

Futures contracts	Net realized gain (loss) on futures and forward contracts	674,495	(1,090,208)

Total		$10,150	$(818,420)

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$152,914	$(80,244)

Futures contracts	Net realized gain (loss) on futures and forward contracts	881,798	(1,499,463)

Total		$1,034,712	$(1,579,707)

Effects of Derivative Instruments on the Statement of Operations for the Quarter Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$(620,242)	$217,827

Futures contracts	Net realized gain on futures and forward contracts	1,338,040	2,066,957

Total		$717,798	$2,284,784

Effects of Derivative Instruments on the Statement of Operations for the Nine Months Ended September 30, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized gain (loss) on futures and forward contracts	$78,123	$(237,444)

Futures contracts	Net realized gain (loss) on futures and forward contracts	6,117,551	(1,881,225)

Total		$6,195,674	$(2,188,669)

Superfund Green, L.P.

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$(441,511)	$(538,574)

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	362,848	(6,288,875)

Total		$(78,663)	$(6,827,449)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$(2,128,246)	$1,523,322

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	18,272,760	5,789,399

Total		$16,144,514	$7,312,721

Superfund Green, L.P.—Series A

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Loss on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(149,986)	$(181,120)

Futures contracts	Net realized and unrealized loss on futures and forward contracts	(184,091)	(2,001,900)

Total		$(334,077)	$(2,183,020)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$(522,897)	$457,262

Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	6,391,752	1,938,876

Total		$5,868,855	$2,396,138

Superfund Green, L.P.—Series B

 Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Realized and unrealized loss on futures and forward contracts	$(291,525)	$(357,454)

Futures contracts	Realized and unrealized gain (loss) on futures and forward contracts	546,939	(4,286,975)

Total		$255,414	$(4,644,429)

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010:

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Realized and unrealized gain (loss) on futures and forward contracts	$(1,605,349)	$1,066,060

Futures contracts	Realized and unrealized gain on futures and forward contracts	11,881,008	3,850,523

Total		$10,275,659	$4,916,583

Financial highlights (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Financial Highlights

Financial highlights for the period January 1 through September 30 are as follows:

	2012		2011
	Series A	Series B	Series A	Series B
Total return before incentive fees	(7.4)%	(9.6)%	(0.8)%	0.5%

Incentive fees	0.0%	0.0%	0.0%	0.0%

MF Global	0.2%	(0.2)%	0.0%	0.0%

Total return after incentive fees	(7.2)%	(9.8)%	(0.8)%	0.5%

Ratios to average partners’ capital
Operating expenses before incentive fees and MF Global	6.8%	7.4%	8.6%	9.2%
Incentive fees	0.0%	0.0%	0.0%	0.0%
MF Global	(0.2)%	0.1%	0.0%	0.0%

Total expenses	6.6%	7.5%	8.6%	9.2%

Net investment loss	(6.7)%	(7.4)%	(8.5)%	(9.2)%

Net asset value per unit, beginning of period	$1,306.48	$1,391.44	$1,550.72	$1,773.52
Net investment loss	(84.39)	(102.69)	(99.06)	(124.40)
Net gain (loss) on investments	(9.28)	(33.33)	86.35	132.65

Net asset value per unit, end of period	$1,212.81	$1,255.42	$1,538.01	$1,781.77

Other per Unit information:
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of Units during period) upon weighted average number of Units during period)	$(85.65)	$(130.46)	$(13.59)	$15.80

Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$(93.67)	$(136.02)	$(12.71)	$8.25

Financial highlights for the period July 1 through September 30 are as follows:

	2012		2011
	Series A	Series B	Series A	Series B
Total return before incentive fees	(4.0)%	(5.9)%	2.5%	3.7%

Incentive fees	0%	0%	0.0%	0.0%

Total return after incentive fees	(4.0)%	(5.9)%	2.5%	3.7%

Ratios to average partners’ capital
Operating expenses before incentive fees	2.3%	2.6%	8.4%	8.8%
Incentive fees	0.0%	0%	0.0%	0.0%

Total expenses	2.3%	2.6%	8.4%	8.8%

Net investment loss	(2.3)%	(2.6)%	(8.4)%	(8.8)%

Net asset value per unit, beginning of period	$1,263.62	$1,334.65	$1,500.62	$1,718.58
Net investment loss	(28.67)	(34.09)	(32.62)	(40.45)
Net gain on investments	(22.14)	(45.14)	70.01	103.64

Net asset value per unit, end of period	$1,212.81	$1,255.42	$1,538.01	$1,781.77

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average number of Units during period) upon weighted average number of Units during period)	$(44.53)	$(76.09)	$36.69	$71.05

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$(50.81)	$(79.23)	$37.39	$63.19

Financial highlights for the year ended December 31, 2011, are as follows:

	SERIES A	SERIES B
Total return*
Total return before incentive fees and MF Global reserve	(14.8)%	(20.3)%
Incentive fees	0.0	0.0
MF Global reserve	(0.9)%	(1.3)%

Total return after incentive fees	(15.7)%	(21.6)%

Ratio to average partners’ capital
Operating expenses before incentive fees	8.5%	9.2%
Incentive fees	0.0	0.0
MF Global reserve	0.9%	1.1%

Total expenses	9.4%	10.3%

Net investment loss	(9.4)%	(10.2)%

Net asset value per unit, beginning of period	$1,550.72	$1,773.52
Net investment loss	(143.34)	(178.54)
Net loss on investments	(100.90)	(203.54)

Net asset value per unit, end of period	$1,306.48	$1,391.44

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during period)	$(246.81)	$(337.97)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit)	$(244.24)	$(382.08)

Financial highlights for the year ended December 31, 2010, are as follows:

	SERIES A	SERIES B
Total return
Total return before incentive fees	14.5%	21.9%
Incentive fees	0.0	0.0

Total return after incentive fees	14.5%	21.9%

Ratio to average partners’ capital
Operating expenses before incentive fees	9.1%	10.1%
Incentive fees	0.0	0.5

Total expenses	9.1%	10.1%

Net investment loss	(9.0)%	(10.1)%

Net asset value per unit, beginning of period	$1,354.49	$1,454.64
Net investment loss	(122.46)	(145.97)
Net gain on investments	318.69	464.85

Net asset value per unit, end of period	$1,550.72	$1,773.52

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net increase in net assets from operations per Unit (based upon weighted average Number of Units during period)	$196.01	$297.46

Net increase in net assets from operations per Unit (based upon change in net asset value per Unit)	$196.23	$318.88

Nature of Operations - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization And Business Activities [Line Items]
Number of classes	2	2
Aggregate net assets	$ 500,000	$ 500,000

Fair Value Measurements (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	$ 199,662	$ 19,060,665	$ 47,950,893
Total Liabilities Measured at Fair Value	1,499,728	243,000	1,608,556
SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	74,894	8,821,399	19,186,878
Total Liabilities Measured at Fair Value	528,830	87,311	503,042
SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	124,768	10,239,266	28,764,015
Total Liabilities Measured at Fair Value	970,898	155,689	1,105,514
Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	199,662	372,011	865,855
Unrealized appreciation on open forward contracts | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	74,894	129,634	280,718
Unrealized appreciation on open forward contracts | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	124,768	242,377	585,137
U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		17,650,000	38,347,223
U.S. Government securities | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		8,300,000	16,066,728
U.S. Government securities | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		9,350,000	22,280,495
Futures contracts sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		923,781
Total Liabilities Measured at Fair Value	1,193,811		1,410,287
Futures contracts sold | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		349,440
Total Liabilities Measured at Fair Value	456,586		445,767
Futures contracts sold | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		574,341
Total Liabilities Measured at Fair Value	737,225		964,520
Futures contracts purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		114,873	8,737,815
Total Liabilities Measured at Fair Value	131,196
Futures contracts purchased | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		42,325	2,839,432
Total Liabilities Measured at Fair Value	15,846
Futures contracts purchased | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		72,548	5,898,383
Total Liabilities Measured at Fair Value	115,350
Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	174,721	243,000	198,269
Unrealized depreciation on open forward contracts | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	56,398	87,311	57,275
Unrealized depreciation on open forward contracts | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	118,323	155,689	140,994
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		1,038,654	8,737,815
Total Liabilities Measured at Fair Value	1,325,007		1,410,287
Level 1 | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		391,765	2,839,432
Total Liabilities Measured at Fair Value	472,432		445,767
Level 1 | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		646,889	5,898,383
Total Liabilities Measured at Fair Value	852,575		964,520
Level 1 | Futures contracts sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		923,781
Total Liabilities Measured at Fair Value	1,193,811		1,410,287
Level 1 | Futures contracts sold | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		349,440
Total Liabilities Measured at Fair Value	456,586		445,767
Level 1 | Futures contracts sold | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		574,341
Total Liabilities Measured at Fair Value	737,225		964,520
Level 1 | Futures contracts purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		114,873	8,737,815
Total Liabilities Measured at Fair Value	131,196
Level 1 | Futures contracts purchased | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		42,325	2,839,432
Total Liabilities Measured at Fair Value	15,846
Level 1 | Futures contracts purchased | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		72,548	5,898,383
Total Liabilities Measured at Fair Value	115,350
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	199,662	18,022,011	39,213,078
Total Liabilities Measured at Fair Value	174,721	243,000	198,269
Level 2 | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	74,894	8,429,634	16,347,446
Total Liabilities Measured at Fair Value	56,398	87,311	57,275
Level 2 | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	124,768	9,592,377	22,865,632
Total Liabilities Measured at Fair Value	118,323	155,689	140,994
Level 2 | Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	199,662	372,011	865,855
Level 2 | Unrealized appreciation on open forward contracts | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	74,894	129,634	280,718
Level 2 | Unrealized appreciation on open forward contracts | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	124,768	242,377	585,137
Level 2 | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		17,650,000	38,347,223
Level 2 | U.S. Government securities | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		8,300,000	16,066,728
Level 2 | U.S. Government securities | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		9,350,000	22,280,495
Level 2 | Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	174,721	243,000	198,269
Level 2 | Unrealized depreciation on open forward contracts | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	56,398	87,311	57,275
Level 2 | Unrealized depreciation on open forward contracts | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	118,323	155,689	140,994
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Level 3 | Unrealized appreciation on open forward contracts | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Level 3 | Unrealized appreciation on open forward contracts | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Level 3 | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Level 3 | U.S. Government securities | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Level 3 | U.S. Government securities | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Level 3 | Futures contracts sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | Futures contracts sold | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | Futures contracts sold | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | Futures contracts purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | Futures contracts purchased | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | Futures contracts purchased | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value
Total Liabilities Measured at Fair Value
Level 3 | Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value
Level 3 | Unrealized depreciation on open forward contracts | SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value
Level 3 | Unrealized depreciation on open forward contracts | SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value

Fair Value of Fund's Derivatives by Instrument Type (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative assets	$ 199,662	$ 1,410,665	$ 9,603,670
Derivative Liabilities	(1,499,728)	(243,000)	(1,608,556)
Derivative Assets and Liabilities	(1,300,066)	1,167,665	7,995,114
SERIES B
Derivatives, Fair Value [Line Items]
Derivative assets	124,768	889,266	6,483,520
Derivative Liabilities	(970,898)	(155,689)	(1,105,514)
Derivative Assets and Liabilities	(846,130)	733,577	5,378,006
SERIES A
Derivatives, Fair Value [Line Items]
Derivative assets	74,894	521,399	3,120,150
Derivative Liabilities	(528,830)	(87,311)	(503,042)
Derivative Assets and Liabilities	(453,936)	434,088	2,617,108
Foreign exchange contract | Unrealized appreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Derivative assets	199,662	372,011	865,855
Derivative Assets and Liabilities	199,662	372,011	865,855
Foreign exchange contract | Unrealized appreciation on open forward contracts | SERIES B
Derivatives, Fair Value [Line Items]
Derivative assets	124,768	242,377	585,137
Derivative Assets and Liabilities	124,768	242,377	585,137
Foreign exchange contract | Unrealized appreciation on open forward contracts | SERIES A
Derivatives, Fair Value [Line Items]
Derivative assets	74,894	129,634	280,718
Derivative Assets and Liabilities	74,894	129,634	280,718
Foreign exchange contract | Unrealized depreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(174,721)	(243,000)	(198,269)
Derivative Assets and Liabilities	(174,721)	(243,000)	(198,269)
Foreign exchange contract | Unrealized depreciation on open forward contracts | SERIES B
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(118,323)	(155,689)	(140,994)
Derivative Assets and Liabilities	(118,323)	(155,689)	(140,994)
Foreign exchange contract | Unrealized depreciation on open forward contracts | SERIES A
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(56,398)	(87,311)	(57,275)
Derivative Assets and Liabilities	(56,398)	(87,311)	(57,275)
Future | Futures contracts purchased
Derivatives, Fair Value [Line Items]
Derivative assets		114,873	8,737,815
Derivative Liabilities	(131,196)
Derivative Assets and Liabilities	(131,196)	114,873	8,737,815
Future | Futures contracts purchased | SERIES B
Derivatives, Fair Value [Line Items]
Derivative assets		72,548	5,898,383
Derivative Liabilities	(115,350)
Derivative Assets and Liabilities	(115,350)	72,548	5,898,383
Future | Futures contracts purchased | SERIES A
Derivatives, Fair Value [Line Items]
Derivative assets		42,325	2,839,432
Derivative Liabilities	(15,846)
Derivative Assets and Liabilities	(15,846)	42,325	2,839,432
Future | Futures contracts sold
Derivatives, Fair Value [Line Items]
Derivative assets		923,781
Derivative Liabilities	(1,193,811)		(1,410,287)
Derivative Assets and Liabilities	(1,193,811)	923,781	(1,410,287)
Future | Futures contracts sold | SERIES B
Derivatives, Fair Value [Line Items]
Derivative assets		574,341
Derivative Liabilities	(737,225)		(964,520)
Derivative Assets and Liabilities	(737,225)	574,341	(964,520)
Future | Futures contracts sold | SERIES A
Derivatives, Fair Value [Line Items]
Derivative assets		349,440
Derivative Liabilities	(456,586)		(445,767)
Derivative Assets and Liabilities	$ (456,586)	$ 349,440	$ (445,767)

Effects of Derivative Instruments on Statement of Operations (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	$ 237,278	$ 1,095,039	$ 1,922,875	$ 9,098,897	$ (78,663)	$ 16,144,514
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	(1,335,397)	3,626,932	(2,467,731)	(2,903,173)	(6,827,449)	7,312,721
SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	227,128	377,241	888,163	2,903,223	(334,077)	5,868,855
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	(516,977)	1,342,148	(888,024)	(784,504)	(2,183,020)	2,396,138
SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	10,150	717,798	1,034,712	6,195,674	255,414	10,275,659
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	(818,420)	2,284,784	(1,579,707)	(2,188,669)	(4,644,429)	4,916,583
Foreign exchange contract | Net Realized and Unrealized gain (loss) on futures and forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(996,010)	(940,516)	317,840	123,404	(441,511)	(2,128,246)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	421,538	319,538	(104,072)	(369,861)	(538,574)	1,523,322
Foreign exchange contract | Net Realized and Unrealized gain (loss) on futures and forward contracts | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(331,665)	(320,274)	164,926	45,281	(149,986)	(522,897)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	149,750	101,711	(23,828)	(132,417)	(181,120)	457,262
Foreign exchange contract | Net Realized and Unrealized gain (loss) on futures and forward contracts | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(664,345)	(620,242)	152,914	78,123	(291,525)	(1,605,349)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	271,788	217,827	(80,244)	(237,444)	(357,454)	1,066,060
Future | Net Realized and Unrealized gain (loss) on futures and forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	1,233,288	2,035,555	1,605,035	8,975,493	362,848	18,272,760
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	(1,756,935)	3,307,394	(2,363,659)	(2,533,312)	(6,288,875)	5,789,399
Future | Net Realized and Unrealized gain (loss) on futures and forward contracts | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	558,793	697,515	723,237	2,857,942	(184,091)	6,391,752
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	(666,727)	1,240,437	(864,196)	(652,087)	(2,001,900)	1,938,876
Future | Net Realized and Unrealized gain (loss) on futures and forward contracts | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	674,495	1,338,040	881,798	6,117,551	546,939	11,881,008
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$ (1,090,208)	$ 2,066,957	$ (1,499,463)	$ (1,881,225)	$ (4,286,975)	$ 3,850,523

Gross and Net Unrealized Gains and Losses by Long and Short Positions (Detail) (USD $)	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	$ (1,300,066)		$ 1,167,665		$ 7,995,114
SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(453,936)		434,088		2,617,108
SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(846,130)		733,577		5,378,006
Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	24,941		129,011		667,586
Foreign Exchange | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	18,496		42,323		223,443
Foreign Exchange | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	6,445		86,688		444,143
Currency
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(461,524)		435,984		2,507,844
Currency | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(174,677)		168,369		824,893
Currency | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(286,847)		267,615		1,682,951
Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	324,132		32,139		444,655
Financial | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	119,436		9,382		146,800
Financial | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	204,696		22,757		297,855
Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(35,230)		96,397		900,409
Food & Fiber | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(16,229)		37,179		289,469
Food & Fiber | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(19,001)		59,218		610,940
Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(990,017)		143,515		476,461
Indices | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(327,493)		58,612		148,761
Indices | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(662,524)		84,903		327,700
Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	76,698		266,813		2,065,093
Metals | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	30,475		98,243		694,743
Metals | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	46,223		168,570		1,370,350
Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(14,793)		42,726		592,906
Energy | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(20,825)		11,700		179,379
Energy | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	6,032		31,026		413,527
Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(224,273)		21,080		340,160
Livestock | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(83,119)		8,280		109,620
Livestock | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(141,154)		12,800		230,540
Long Position
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,783,785		462,060		9,977,689
Gains percentage of net assets	4.10%		0.60%		10.70%
Losses	(1,831,087)		(402,244)		(555,888)
Loss percentage of net assets	(4.20%)		(0.60%)		(0.60%)
Long Position | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	657,495		175,936		3,243,270
Gains percentage of net assets	3.20%		0.50%		8.40%
Losses	(636,907)		(150,723)		(186,181)
Loss percentage of net assets	(3.10%)		(0.50%)		(0.40%)
Long Position | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,126,290		286,124		6,734,419
Gains percentage of net assets	4.90%		0.90%		12.10%
Losses	(1,194,180)		(251,521)		(369,707)
Loss percentage of net assets	(5.30%)		(0.80%)		(0.60%)
Long Position | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains	168,991		17,051		738,372
Gains percentage of net assets	0.40%		0.00%	[1]	0.80%
Losses	(85,097)		(72,108)		(54,386)
Loss percentage of net assets	(0.20%)		(0.10%)		(0.10%)
Long Position | Foreign Exchange | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	63,744		7,369		239,419
Gains percentage of net assets	0.30%		0.00%	[1]	0.60%
Losses	(27,310)		(24,481)		(21,762)
Loss percentage of net assets	(0.10%)		(0.10%)		0.00%	[1]
Long Position | Foreign Exchange | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	105,247		9,682		498,953
Gains percentage of net assets	0.50%				0.90%
Losses	(57,787)		(47,627)		(32,624)
Loss percentage of net assets	(0.30%)		(0.10%)		(0.10%)
Long Position | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains	130,176		197,746		2,396,944
Gains percentage of net assets	0.30%		0.30%		2.60%
Losses	(626,149)		(6,098)		(3,962)
Loss percentage of net assets	(1.40%)		0.00%	[1]	0.00%	[1]
Long Position | Currency | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	49,588		77,234		787,461
Gains percentage of net assets	0.20%		0.20%		2.00%
Losses	(237,646)		(2,408)		(1,324)
Loss percentage of net assets	(1.10%)		0.00%	[1]	0.00%	[1]
Long Position | Currency | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	80,588		120,512		1,609,483
Gains percentage of net assets	0.40%		0.40%		2.90%
Losses	(388,503)		(3,690)		(2,638)
Loss percentage of net assets	(1.70%)				0.00%	[1]
Long Position | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	368,315		130,897		560,237
Gains percentage of net assets	0.80%		0.10%		0.60%
Losses	(27,868)		(98,758)		(31,749)
Loss percentage of net assets	(0.10%)		(0.20%)		0.00%	[1]
Long Position | Financial | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	137,210		47,673		189,781
Gains percentage of net assets	0.70%		0.10%		0.50%
Losses	(11,243)		(38,291)		(10,306)
Loss percentage of net assets	(0.10%)		(0.10%)		0.00%	[1]
Long Position | Financial | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	231,105		83,224		370,456
Gains percentage of net assets	1.00%		0.30%		0.60%
Losses	(16,625)		(60,467)		(21,443)
Loss percentage of net assets	(0.10%)		(0.20%)		0.00%	[1]
Long Position | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	70,500		66,564		902,002
Gains percentage of net assets	0.20%		0.10%		1.00%
Losses			(5,688)		(1,593)
Loss percentage of net assets			0.00%	[1]	0.00%	[1]
Long Position | Food & Fiber | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	21,000		25,776		290,036
Gains percentage of net assets	0.10%		0.10%		0.80%
Losses			(1,563)		(567)
Loss percentage of net assets			0.00%	[1]	0.00%	[1]
Long Position | Food & Fiber | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	49,500		40,788		611,966
Gains percentage of net assets	0.20%		0.10%		1.10%
Losses			(4,125)		(1,026)
Loss percentage of net assets					0.00%	[1]
Long Position | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains	64,415		49,517		762,166
Gains percentage of net assets	0.10%		0.10%		0.80%
Losses	(1,053,729)		(4,144)		(339,028)
Loss percentage of net assets	(2.40%)		0.00%	[1]	(0.40%)
Long Position | Indices | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	22,990		17,854		236,418
Gains percentage of net assets	0.10%		0.10%		0.60%
Losses	(349,819)		(1,435)		(110,787)
Loss percentage of net assets	(1.70%)		0.00%	[1]	(0.30%)
Long Position | Indices | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	41,425		31,663		525,748
Gains percentage of net assets	0.20%		0.10%		0.90%
Losses	(703,910)		(2,709)		(228,241)
Loss percentage of net assets	(3.10%)				(0.40%)
Long Position | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	686,160				3,486,182
Gains percentage of net assets	1.60%				3.70%
Losses	(2,475)		(79,729)		(28,851)
Loss percentage of net assets	0.00%	[1]	(0.10%)		0.00%	[1]
Long Position | Metals | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	265,000				1,148,734
Gains percentage of net assets	1.30%				3.00%
Losses			(28,975)		(9,803)
Loss percentage of net assets			(0.10%)		0.00%	[1]
Long Position | Metals | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	421,160				2,337,448
Gains percentage of net assets	1.80%				4.30%
Losses	(2,475)		(50,754)		(19,048)
Loss percentage of net assets	0.00%	[1]	(0.20%)		0.00%	[1]
Long Position | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	178,396		285		791,456
Gains percentage of net assets	0.40%		0.00%	[1]	0.90%
Losses	(35,769)		(135,719)		(96,149)
Loss percentage of net assets	(0.10%)		(0.20%)		(0.10%)
Long Position | Energy | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	53,344		30		241,741
Gains percentage of net assets	0.30%		0.00%	[1]	0.60%
Losses	(10,889)		(53,570)		(31,572)
Loss percentage of net assets	(0.10%)		(0.20%)		(0.10%)
Long Position | Energy | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	125,052		255		549,715
Gains percentage of net assets	0.50%				1.00%
Losses	(24,880)		(82,149)		(64,577)
Loss percentage of net assets	(0.10%)		(0.30%)		(0.10%)
Long Position | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Gains	116,832				340,330
Gains percentage of net assets	0.30%				0.40%
Losses					(170)
Loss percentage of net assets					0.00%	[1]
Long Position | Livestock | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	44,619				109,680
Gains percentage of net assets	0.20%				0.30%
Losses					(60)
Loss percentage of net assets					0.00%	[1]
Long Position | Livestock | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	72,213				230,650
Gains percentage of net assets	0.30%				0.40%
Losses					(110)
Loss percentage of net assets					0.00%	[1]
Short Position
Derivative Instruments, Gain (Loss) [Line Items]
Gains	118,283		1,698,837		410,315
Gains percentage of net assets	0.30%		2.70%		0.40%
Losses	(1,371,047)		(590,988)		(1,837,002)
Loss percentage of net assets	(3.20%)		(0.90%)		(2.00%)
Short Position | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	44,755		630,379		137,476
Gains percentage of net assets	0.20%		1.80%		0.40%
Losses	(519,279)		(221,504)		(577,457)
Loss percentage of net assets	(2.40%)		(0.60%)		(1.60%)
Short Position | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	73,528		1,068,458		272,839
Gains percentage of net assets	0.30%		3.20%		0.50%
Losses	(851,768)		(369,484)		(1,259,545)
Loss percentage of net assets	(3.60%)		(1.20%)		(2.20%)
Short Position | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains	30,671		354,960		127,483
Gains percentage of net assets	0.10%		0.60%		0.10%
Losses	(89,624)		(170,892)		(143,883)
Loss percentage of net assets	(0.20%)		(0.30%)		(0.20%)
Short Position | Foreign Exchange | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	11,150		122,265		41,299
Gains percentage of net assets	0.10%		0.40%		0.10%
Losses	(29,088)		(62,830)		(35,513)
Loss percentage of net assets	(0.20%)		(0.20%)		(0.10%)
Short Position | Foreign Exchange | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	19,521		232,695		86,184
Gains percentage of net assets	0.10%		0.70%		0.20%
Losses	(60,536)		(108,062)		(108,370)
Loss percentage of net assets	(0.30%)		(0.40%)		(0.20%)
Short Position | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains	38,998		260,294		191,700
Gains percentage of net assets	0.10%		0.40%		0.20%
Losses	(4,549)		(15,958)		(76,838)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]	(0.10%)
Short Position | Currency | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	15,110		98,600		63,900
Gains percentage of net assets	0.10%		0.30%		0.20%
Losses	(1,729)		(5,057)		(25,144)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]	(0.10%)
Short Position | Currency | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	23,888		161,694		127,800
Gains percentage of net assets	0.10%		0.50%		0.20%
Losses	(2,820)		(10,901)		(51,694)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]	(0.10%)
Short Position | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains					29,494
Gains percentage of net assets					0.00%	[1]
Losses	(16,315)				(113,327)
Loss percentage of net assets	0.00%	[1]			(0.10%)
Short Position | Financial | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains					5,112
Gains percentage of net assets					0.00%	[1]
Losses	(6,531)				(37,787)
Loss percentage of net assets	0.00%	[1]			(0.10%)
Short Position | Financial | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains					24,382
Gains percentage of net assets					0.00%	[1]
Losses	(9,784)				(75,540)
Loss percentage of net assets	0.00%	[1]			(0.10%)
Short Position | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	33,433		216,359
Gains percentage of net assets	0.10%		0.30%
Losses	(139,163)		(180,838)
Loss percentage of net assets	(0.30%)		(0.30%)
Short Position | Food & Fiber | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	11,425		79,767
Gains percentage of net assets			0.20%
Losses	(48,654)		(66,801)
Loss percentage of net assets	(0.20%)		(0.20%)
Short Position | Food & Fiber | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	22,008		136,592
Gains percentage of net assets	0.10%		0.40%
Losses	(90,509)		(114,037)
Loss percentage of net assets	(0.40%)		(0.40%)
Short Position | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains			188,120		61,638
Gains percentage of net assets			0.30%		0.10%
Losses	(703)		(89,978)		(8,315)
Loss percentage of net assets	0.00%	[1]	(0.10%)		0.00%	[1]
Short Position | Indices | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			75,259		27,165
Gains percentage of net assets			0.20%		0.10%
Losses	(664)		(33,066)		(4,035)
Loss percentage of net assets	0.00%	[1]	(0.10%)		0.00%	[1]
Short Position | Indices | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains			112,861		34,473
Gains percentage of net assets			0.40%		0.10%
Losses	(39)		(56,912)		(4,280)
Loss percentage of net assets	0.00%	[1]	(0.20%)		0.00%	[1]
Short Position | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains			452,224
Gains percentage of net assets			0.70%
Losses	(606,987)		(105,682)		(1,392,238)
Loss percentage of net assets	(1.40%)		(0.20%)		(1.50%)
Short Position | Metals | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			167,018
Gains percentage of net assets			0.50%
Losses	(234,525)		(39,800)		(444,188)
Loss percentage of net assets	(1.10%)		(0.10%)		(1.20%)
Short Position | Metals | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains			285,206
Gains percentage of net assets			0.90%
Losses	(372,462)		(65,882)		(948,050)
Loss percentage of net assets	(1.60%)		(0.20%)		(1.70%)
Short Position | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains			183,020
Gains percentage of net assets			0.30%
Losses	(157,420)		(4,860)		(102,401)
Loss percentage of net assets	(0.40%)		0.00%	[1]	(0.10%)
Short Position | Energy | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains			70,100
Gains percentage of net assets			0.20%
Losses	(63,280)		(4,860)		(30,790)
Loss percentage of net assets	(0.30%)		0.00%	[1]	(0.10%)
Short Position | Energy | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains			112,920
Gains percentage of net assets			0.30%
Losses	(94,140)				(71,611)
Loss percentage of net assets	(0.40%)				(0.10%)
Short Position | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Gains	15,181		43,860
Gains percentage of net assets	0.00%	[1]	0.10%
Losses	(356,286)		(22,780)
Loss percentage of net assets	(0.80%)		0.00%	[1]
Short Position | Livestock | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	7,070		17,370
Gains percentage of net assets			0.00%	[1]
Losses	(134,808)		(9,090)
Loss percentage of net assets	(0.60%)		0.00%	[1]
Short Position | Livestock | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	8,111		26,490
Gains percentage of net assets	0.00%	[1]	0.00%	[1]
Losses	$ (221,478)		$ (13,690)
Loss percentage of net assets	(0.90%)		0.00%	[1]

[1]	Due to rounding

Average Contract Volume by Market Sector (Detail) (USD $)	3 Months Ended				12 Months Ended
	Sep. 30, 2012 Contract		Sep. 30, 2011 Contract		Dec. 31, 2011 Contract		Dec. 31, 2010 Contract
Long Position
Derivative [Line Items]
Average Number f Long Contracts	14,373	[1]	10,778	[1]	14,819	[1]	14,629	[1]
Long Position | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	5,496	[1]	3,737	[1]	4,553	[1]	4,641	[1]
Long Position | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	8,877	[1]	7,041	[1]	10,266	[1]	9,988	[1]
Long Position | Foreign Exchange
Derivative [Line Items]
Average Number f Long Contracts	201	[1]	116	[1]	196	[1]	173	[1]
Average Value of Long Positions	367,775	[1]	1,015,396	[1]	1,603,144	[1]	1,896,542	[1]
Long Position | Foreign Exchange | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	86	[1]	51	[1]	75	[1]	77	[1]
Average Value of Long Positions	128,360	[1]	320,692	[1]	421,962	[1]	559,181	[1]
Long Position | Foreign Exchange | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	115	[1]	65	[1]	121	[1]	96	[1]
Average Value of Long Positions	239,415	[1]	694,704	[1]	1,181,182	[1]	1,337,361	[1]
Long Position | Currency
Derivative [Line Items]
Average Number f Long Contracts	2,149		2,872		3,591		2,318
Long Position | Currency | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	833		961		1,098		744
Long Position | Currency | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	1,316		1,911		2,493		1,574
Long Position | Financial
Derivative [Line Items]
Average Number f Long Contracts	6,605		4,189		5,965		5,007
Long Position | Financial | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	2,571		1,427		1,769		1,480
Long Position | Financial | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	4,034		2,762		4,196		3,527
Long Position | Food & Fiber
Derivative [Line Items]
Average Number f Long Contracts	102		616		442		642
Long Position | Food & Fiber | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	39		229		149		217
Long Position | Food & Fiber | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	63		387		293		425
Long Position | Indices
Derivative [Line Items]
Average Number f Long Contracts	3,151		1,478		2,426		3,825
Long Position | Indices | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	1,166		558		829		1,289
Long Position | Indices | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	1,985		920		1,597		2,536
Long Position | Metals
Derivative [Line Items]
Average Number f Long Contracts	1,132		584		872		1,129
Long Position | Metals | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	435		199		262		355
Long Position | Metals | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	697		385		610		774
Long Position | Energy
Derivative [Line Items]
Average Number f Long Contracts	945		741		1,138		139
Long Position | Energy | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	334		251		314		434
Long Position | Energy | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	611		490		132		94
Long Position | Livestock
Derivative [Line Items]
Average Number f Long Contracts	88		182		189		1,396
Long Position | Livestock | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	32		61		57		45
Long Position | Livestock | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	56		121		824		962
Short Position
Derivative [Line Items]
Average Number f Long Contracts	4,896	[1]	4,914	[1]	5,793	[1]	4,576	[1]
Short Position | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	1,866	[1]	1,755	[1]	1,811	[1]	1,518	[1]
Short Position | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	3,030	[1]	3,159	[1]	3,982	[1]	3,058	[1]
Short Position | Foreign Exchange
Derivative [Line Items]
Average Number f Long Contracts	121	[1]	154	[1]	207	[1]	187	[1]
Average Value of Long Positions	725,553	[1]	1,090,392	[1]	1,440,368	[1]	(2,119,850)	[1]
Short Position | Foreign Exchange | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	51	[1]	68	[1]	81	[1]	82	[1]
Average Value of Long Positions	238,238	[1]	355,831	[1]	358,827	[1]	(609,048)	[1]
Short Position | Foreign Exchange | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	70	[1]	86	[1]	126	[1]	105	[1]
Average Value of Long Positions	487,315	[1]	734,561	[1]	1,081,541	[1]	(1,510,802)	[1]
Short Position | Currency
Derivative [Line Items]
Average Number f Long Contracts	1,349		448		785		263
Short Position | Currency | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	526		167		207		86
Short Position | Currency | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	823		281		578		177
Short Position | Financial
Derivative [Line Items]
Average Number f Long Contracts	1,015		753		1,015		1,784
Short Position | Financial | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	392		274		394		622
Short Position | Financial | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	623		479		621		1,162
Short Position | Food & Fiber
Derivative [Line Items]
Average Number f Long Contracts	162		214		272		650
Short Position | Food & Fiber | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	55		76		70		197
Short Position | Food & Fiber | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	107		138		202		453
Short Position | Indices
Derivative [Line Items]
Average Number f Long Contracts	1,212		1,620		1,715		537
Short Position | Indices | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	456		563		502		159
Short Position | Indices | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	756		1,057		1,213		378
Short Position | Metals
Derivative [Line Items]
Average Number f Long Contracts	352		351		309		133
Short Position | Metals | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	136		123		107		42
Short Position | Metals | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	216		228		202		91
Short Position | Energy
Derivative [Line Items]
Average Number f Long Contracts	545		1,260		1,405		79
Short Position | Energy | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	198		445		426		305
Short Position | Energy | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	347		815		61		54
Short Position | Livestock
Derivative [Line Items]
Average Number f Long Contracts	140		114		85		943
Short Position | Livestock | SERIES A
Derivative [Line Items]
Average Number f Long Contracts	52		39		24		25
Short Position | Livestock | SERIES B
Derivative [Line Items]
Average Number f Long Contracts	88		75		979		638

[1]	Based on quarterly holdings

Fund's Trading Results by Market Sector (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	$ 237,278	$ 1,095,039	$ 1,922,875	$ 9,098,897	$ (78,663)	$ 16,144,514
Change in net unrealized gains (losses)	(1,335,397)	3,626,932	(2,467,731)	(2,903,173)	(6,827,449)	7,312,721
Net trading gains (losses)	(1,098,119)	4,721,971	(544,856)	6,195,724	(6,906,112)	23,457,235
SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	227,128	377,241	888,163	2,903,223	(334,077)	5,868,855
Change in net unrealized gains (losses)	(516,977)	1,342,148	(888,024)	(784,504)	(2,183,020)	2,396,138
Net trading gains (losses)	(289,849)	1,719,389	139	2,188,719	(2,517,097)	8,264,993
SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	10,150	717,798	1,034,712	6,195,674	255,414	10,275,659
Change in net unrealized gains (losses)	(818,420)	2,284,784	(1,579,707)	(2,118,669)	(4,644,429)	4,916,583
Net trading gains (losses)	(808,270)	3,002,582	(544,995)	4,077,005	(4,389,015)	15,192,242
Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(996,010)	(940,516)	317,840	123,404	(441,511)	(2,128,246)
Change in net unrealized gains (losses)	421,538	319,538	(104,072)	(369,861)	(538,575)	1,523,322
Net trading gains (losses)	(574,472)	(620,978)	213,768	(246,457)	(980,086)	(604,924)
Foreign Exchange | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(331,665)	(320,274)	164,926	45,281	(149,986)	(522,897)
Change in net unrealized gains (losses)	149,750	101,711	(23,828)	(132,417)	(181,120)	457,262
Net trading gains (losses)	(181,915)	(218,563)	141,098	(87,136)	(331,106)	(65,635)
Foreign Exchange | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(664,345)	(620,242)	152,914	78,123	(291,525)	(1,605,349)
Change in net unrealized gains (losses)	271,788	217,827	(80,244)	(237,444)	(357,455)	1,066,060
Net trading gains (losses)	(392,557)	(402,415)	72,670	(159,321)	(648,980)	(539,289)
Currency
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(641,120)	(3,017,759)	(2,860,415)	974,851	(3,878,505)	2,744,244
Change in net unrealized gains (losses)	(302,606)	239,967	(897,508)	(2,042,215)	(2,071,860)	3,138,981
Net trading gains (losses)	(943,726)	(2,777,792)	(3,757,923)	(1,067,364)	(5,950,365)	5,883,225
Currency | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(240,332)	(1,083,305)	(1,119,575)	249,122	(1,590,241)	1,096,391
Change in net unrealized gains (losses)	(114,020)	85,425	(343,045)	(657,369)	(656,524)	1,001,488
Net trading gains (losses)	(354,352)	(997,880)	(1,462,620)	(408,247)	(2,246,765)	2,097,879
Currency | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(400,788)	(1,934,454)	(1,740,840)	725,729	(2,288,264)	1,647,853
Change in net unrealized gains (losses)	(188,586)	154,542	(554,463)	(1,384,846)	(1,415,336)	2,137,493
Net trading gains (losses)	(589,374)	(1,779,912)	(2,295,303)	(659,117)	(3,703,600)	3,785,346
Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	1,022,121	10,261,015	1,663,038	11,392,830	7,438,782	12,868,844
Change in net unrealized gains (losses)	336,950	(1,227,849)	291,993	(782,518)	(412,516)	780,657
Net trading gains (losses)	1,359,071	9,033,166	1,955,031	10,610,312	7,026,266	13,649,501
Financial | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	447,937	3,537,672	693,741	3,866,587	2,439,482	4,048,496
Change in net unrealized gains (losses)	121,842	(421,554)	110,054	(264,988)	(137,418)	224,227
Net trading gains (losses)	569,779	3,116,118	803,795	3,601,599	2,302,064	4,272,723
Financial | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	574,184	6,723,343	969,297	7,526,243	4,999,300	8,820,348
Change in net unrealized gains (losses)	215,108	(806,295)	181,939	(517,530)	(275,098)	556,430
Net trading gains (losses)	789,292	5,917,048	1,151,236	7,008,713	4,724,202	9,376,778
Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	883,663	(1,522,865)	(1,120,649)	(2,108,744)	(1,921,994)	708,330
Change in net unrealized gains (losses)	(53,857)	388,804	(131,626)	(284,137)	(804,012)	(160,053)
Net trading gains (losses)	829,806	(1,134,061)	(1,252,275)	(2,392,881)	(2,726,006)	548,277
Food & Fiber | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	332,142	(568,854)	(484,746)	(765,814)	(694,402)	176,523
Change in net unrealized gains (losses)	(24,639)	154,381	(53,408)	(66,384)	(252,290)	(5,505)
Net trading gains (losses)	307,503	(414,473)	(538,154)	(832,198)	(946,692)	171,018
Food & Fiber | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	551,521	(954,011)	(635,903)	(1,342,930)	(1,227,592)	531,807
Change in net unrealized gains (losses)	(29,218)	234,423	(78,218)	(217,753)	(551,722)	(154,548)
Net trading gains (losses)	522,303	(719,588)	(714,121)	(1,560,683)	(1,779,314)	377,259
Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	128,232	(949,356)	(85,242)	(4,535,244)	(7,045,520)	2,314,961
Change in net unrealized gains (losses)	(954,350)	(987,513)	(1,133,531)	(649,427)	(332,946)	(1,675,425)
Net trading gains (losses)	(826,118)	(1,936,869)	(1,218,773)	(5,184,671)	(7,378,466)	639,536
Indices | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	49,897	(355,453)	(4,492)	(1,411,370)	(2,176,386)	792,597
Change in net unrealized gains (losses)	(333,431)	(315,621)	(386,105)	(194,007)	(90,149)	(448,785)
Net trading gains (losses)	(283,534)	(671,074)	(390,597)	(1,605,377)	(2,266,535)	343,812
Indices | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	78,335	(593,903)	(80,750)	(3,123,874)	(4,869,134)	1,522,364
Change in net unrealized gains (losses)	(620,919)	(671,892)	(747,426)	(455,420)	(242,797)	(1,226,640)
Net trading gains (losses)	(542,584)	(1,265,795)	(828,176)	(3,579,294)	(5,111,931)	295,724
Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	1,001,773	1,321,443	258,313	4,170,620	3,760,578	5,336,009
Change in net unrealized gains (losses)	(580,054)	1,014,184	(190,117)	(1,218,936)	(1,798,280)	3,117,669
Net trading gains (losses)	421,719	2,335,627	68,196	2,951,684	1,962,298	8,453,678
Metals | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	371,012	518,876	35,988	1,533,810	1,374,483	1,881,266
Change in net unrealized gains (losses)	(223,941)	358,656	(67,769)	(385,529)	(596,500)	978,538
Net trading gains (losses)	147,071	877,532	(31,781)	1,148,281	777,983	2,859,804
Metals | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	630,761	802,567	222,325	2,636,810	2,386,095	3,454,743
Change in net unrealized gains (losses)	(356,113)	655,528	(122,348)	(833,407)	(1,201,780)	2,139,131
Net trading gains (losses)	274,648	1,458,095	99,977	1,803,403	1,184,315	5,593,874
Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(175,453)	(494,180)	175,073	(233,690)	(562,880)	(697,290)
Change in net unrealized gains (losses)	(165,523)	57,270	(245,353)	(292,960)	(319,080)	410,720
Net trading gains (losses)	(340,976)	(436,910)	(70,280)	(526,650)	(881,960)	(286,570)
Livestock | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(65,743)	(165,410)	65,923	(83,850)	(206,600)	(212,180)
Change in net unrealized gains (losses)	(62,849)	19,640	(91,399)	(93,810)	(101,340)	129,680
Net trading gains (losses)	(128,592)	(145,770)	(25,476)	(177,660)	(307,940)	(82,500)
Livestock | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(109,710)	(328,770)	109,150	(149,840)	(356,280)	(485,110)
Change in net unrealized gains (losses)	(102,674)	37,630	(153,954)	(199,150)	(217,740)	281,040
Net trading gains (losses)	(212,384)	(291,140)	(44,804)	(348,990)	(574,020)	(204,070)
Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(985,928)	(3,562,743)	3,574,917	(685,130)	2,572,387	(5,002,338)
Change in net unrealized gains (losses)	(37,495)	3,822,531	(57,517)	2,736,881	(550,180)	176,850
Net trading gains (losses)	(1,023,423)	259,788	3,517,400	2,051,751	2,022,207	(4,825,488)
Energy | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(336,120)	(1,186,011)	1,536,398	(530,543)	669,573	(1,391,341)
Change in net unrealized gains (losses)	(29,689)	1,359,510	(32,524)	1,010,000	(167,679)	59,233
Net trading gains (losses)	(365,809)	173,499	1,503,874	479,457	501,894	(1,332,108)
Energy | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gains (losses)	(649,808)	(2,376,732)	2,038,519	(154,587)	1,902,814	(3,610,997)
Change in net unrealized gains (losses)	(7,806)	2,463,021	(24,993)	1,726,881	(382,501)	117,617
Net trading gains (losses)	$ (657,614)	$ 86,289	$ 2,013,526	$ 1,572,294	$ 1,520,313	$ (3,493,380)

Due From/To Brokers - Additional Information (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Nov. 21, 2011 Mf Global	Oct. 31, 2011 Mf Global	Dec. 31, 2011 Mf Global	Jun. 30, 2012 Mf Global SERIES A	Oct. 31, 2011 Mf Global SERIES A	Sep. 30, 2012 Mf Global SERIES A	May 31, 2012 Mf Global SERIES A	Dec. 31, 2011 Mf Global SERIES A	Jun. 30, 2012 Mf Global SERIES B	Oct. 31, 2011 Mf Global SERIES B	Sep. 30, 2012 Mf Global SERIES B	May 31, 2012 Mf Global SERIES B	Dec. 31, 2011 Mf Global SERIES B
Auction Market Preferred Securities, Stock Series [Line Items]
Portion of shortfall in customer segregated funds account			22.00%	22.00%	22.00%
Reduced net asset value							$ 337,063	$ 337,000				$ 529,613	$ 529,000
Claims Fund closed on sale of amount						904,087					1,736,710
Percentage of net assets value									13.00%					12.00%
Net asset value increased									1.82					1.92
Amount due to brokers	0	0
Deposits										1,270,000					2,350,000
Percentage of Net Assets Value										4.10%					7.20%
Net Asset Value										$ 30,880,000					$ 32,550,000
Net Asset Representing Reserve Changes Per Unit							14.26					22.51

Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Management Fee			1.85%		1.85%
Offering expenses percentage	1.00%		1.00%		1.00%
Operating expenses percentage	0.15%		0.15%		0.15%
Incentive fees			25.00%		25.00%
Maximum cumulative selling commission percentage	10.00%		10.00%		10.00%
SERIES A
Related Party Transaction [Line Items]
Incentive fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
General partners ownership in capital account units issued percentage for Series A and B	2.27%		2.27%		1.60%
Rebated selling Commission amounted					$ 555,389
SERIES B
Related Party Transaction [Line Items]
Incentive fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
General partners ownership in capital account units issued percentage for Series A and B	2.97%		2.97%		2.18%
Rebated selling Commission amounted					643,905
Superfund Capital Management
Related Party Transaction [Line Items]
Selling commissions percentage	4.00%		4.00%		4.00%
Combined value	1,149,436.07		1,149,436.07		1,245,854
Losses allocation	62,617.44		62,617.44		297,773
Superfund Capital Management | SERIES A
Related Party Transaction [Line Items]
General partners ownership in capital account units issued For Series A and B	386.799		386.799		386.799
Rebated selling Commission amounted					$ 70.03
Units purchased					4.511
Superfund Capital Management | SERIES B
Related Party Transaction [Line Items]
General partners ownership in capital account units issued For Series A and B	540.17		540.17		532.732

Financial Highlights (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Financial Highlights [Line Items]
Incentive fees			25.00%		25.00%
SERIES A
Financial Highlights [Line Items]
Total return before incentive fees	(4.00%)	2.50%	(7.40%)	(0.80%)	(14.80%)	[1]	14.50%
Incentive fees	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%
MF Global			0.20%	0.00%	(0.90%)
Total return after incentive fees	(4.00%)	2.50%	(7.20%)	(0.80%)	(15.70%)		14.50%
Operating expenses before incentive fees	2.30%	8.40%	6.80%	8.60%	8.50%		9.10%
Incentive fees	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%
MF Global			(0.20%)	0.00%	0.90%
Total expenses	2.30%	8.40%	6.60%	8.60%	9.40%		9.10%
Net investment loss	(2.30%)	(8.40%)	(6.70%)	(8.50%)	(9.40%)		(9.00%)
Net asset value per unit, beginning of period	$ 1,263.62	$ 1,500.62	$ 1,306.48	$ 1,550.72	$ 1,550.72		$ 1,354.49
Net investment loss	$ (28.67)	$ (32.62)	$ (84.39)	$ (99.06)	$ (143.34)		$ (122.46)
Net gain (loss) on investments	$ (22.14)	$ 70.01	$ (9.28)	$ 86.35	$ (100.9)		$ 318.69
Net asset value per unit, end of period	$ 1,212.81	$ 1,538.01	$ 1,212.81	$ 1,538.01	$ 1,306.48		$ 1,550.72
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of Units during period) upon weighted average number of Units during period)	$ (44.53)	$ 36.69	$ (85.65)	$ (13.59)	$ (246.81)		$ 196.01
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$ (50.81)	$ 37.39	$ (93.67)	$ (12.71)	$ (244.24)		$ 196.23
SERIES B
Financial Highlights [Line Items]
Total return before incentive fees	(5.90%)	3.70%	(9.60%)	0.50%	(20.30%)	[1]	21.90%
Incentive fees	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%
MF Global			(0.20%)	0.00%	(1.30%)
Total return after incentive fees	(5.90%)	3.70%	(9.80%)	0.50%	(21.60%)		21.90%
Operating expenses before incentive fees	2.60%	8.80%	7.40%	9.20%	9.20%		10.10%
Incentive fees	0.00%	0.00%	0.00%	0.00%	0.00%		0.50%
MF Global			0.10%	0.00%	1.10%
Total expenses	2.60%	8.80%	7.50%	9.20%	10.30%		10.10%
Net investment loss	(2.60%)	(8.80%)	(7.40%)	(9.20%)	(10.20%)		(10.10%)
Net asset value per unit, beginning of period	$ 1,334.65	$ 1,718.58	$ 1,391.44	$ 1,773.52	$ 1,773.52		$ 1,454.64
Net investment loss	$ (34.09)	$ (40.45)	$ (102.69)	$ (124.4)	$ (178.54)		$ (145.97)
Net gain (loss) on investments	$ (45.14)	$ 103.64	$ (33.33)	$ 132.65	$ (203.54)		$ 464.85
Net asset value per unit, end of period	$ 1,255.42	$ 1,781.77	$ 1,255.42	$ 1,781.77	$ 1,391.44		$ 1,773.52
Net increase (decrease) in net assets from operations per Unit (based upon weighted average number of Units during period) upon weighted average number of Units during period)	$ (76.09)	$ 71.05	$ (130.46)	$ 15.8	$ (337.97)		$ 297.46
Net increase (decrease) in net assets from operations per Unit (based upon change in net asset value per Unit) upon change in net asset value per Unit)	$ (79.23)	$ 63.19	$ (136.02)	$ 8.25	$ (382.08)		$ 318.88

[1]	Total return is calculated for each Series of the Fund taken as a whole. An individual investor's return may vary from these returns based on the timing of capital transactions.

Financial Instrument Risk - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Financial Instrument Risk [Line Items]
Maturity Term	1 year	1 year
Exchange Traded Futures
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	1,702,406	1,788,886
Loss On Derivative Instruments Pretax	3,027,413	750,232
Exchange Traded Futures | SERIES A
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	627,356	676,681
Loss On Derivative Instruments Pretax	1,099,788	284,916
Exchange Traded Futures | SERIES B
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	1,075,050	1,112,205
Loss On Derivative Instruments Pretax	1,927,625	465,316
Non Exchange Traded Forwards
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	199,662	372,011
Loss On Derivative Instruments Pretax	174,721	243,000
Non Exchange Traded Forwards | SERIES A
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	74,894	129,634
Loss On Derivative Instruments Pretax	56,398	87,311
Non Exchange Traded Forwards | SERIES B
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	124,768	242,377
Loss On Derivative Instruments Pretax	118,323	155,689

Subscriptions and Redemptions - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial investment amount	$ 16,726,091	$ 17,657,537	$ 22,962,184	$ 18,316,575
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial investment amount		1,000	1,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial investment amount		$ 10,000	$ 5,000